UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:	DANIEL J. MAVICO
USAA MUTUAL FUNDS TRUST
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: DECEMBER 31

Date of Reporting Period: SEPTEMBER 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2016

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA EXTENDED MARKET INDEX FUND

SEPTEMBER 30, 2016

(Form N-Q)

48416 -1116	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

September 30, 2016 (unaudited)

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P; 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series (the Series) of the Quantitative Master Series LLC (Master LLC), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

Fund investment – At September 30, 2016, the Fund's investment in the Series was $642,109,435, at value, representing 99.9% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

Fair value measurements – Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

1 | USAA Extended Market Index Fund

Schedule of Investments September 30, 2016 (Unaudited)

Common Stocks	Shares	Value
_______________________________________________________________
Aerospace & Defense — 1.5%	4,851	$151,933
AAR Corp.
Aerojet Rocketdyne Holdings, Inc.
(a)	10,910	191,798
Aerovironment, Inc. (a)	3,384	82,603
Astronics Corp. (a)	3,142	141,547
B/E Aerospace, Inc.	15,284	789,571
BWX Technologies, Inc.	15,621	599,378
CPI Aerostructures, Inc. (a)	2,281	15,648
Cubic Corp.	3,758	175,912
Curtiss-Wright Corp.	6,478	590,211
Ducommun, Inc. (a)	1,874	42,802
Engility Holdings, Inc. (a)	2,637	83,066
Esterline Technologies Corp. (a)	4,377	332,827
HEICO Corp.	2,890	199,988
HEICO Corp., Class A	5,544	335,467
Hexcel Corp.	13,909	616,169
Huntington Ingalls Industries, Inc.	7,025	1,077,775
Innovative Solutions & Support,
Inc. (a)	4,600	14,628
KLX, Inc. (a)	7,865	276,848
Kratos Defense & Security
Solutions, Inc. (a)	7,970	54,913
LMI Aerospace, Inc. (a)	2,720	19,312
Mantech International Corp., Class
A	3,813	143,712
Moog, Inc., Class A (a)	4,945	294,425
Orbital ATK, Inc.	8,889	677,608
RBC Bearings, Inc. (a)	3,670	280,682
Smith & Wesson Holding Corp. (a)	8,805	234,125
Spirit Aerosystems Holdings, Inc.,
Class A (a)	19,601	873,029
Sturm Ruger & Co., Inc.	2,841	164,096
Taser International, Inc. (a)	8,193	234,402
Teledyne Technologies, Inc. (a)	5,168	557,782
Triumph Group, Inc.	7,487	208,738
VSE Corp.	1,288	43,779
		_________________
		9,504,774
_______________________________________________________________
Alternative Energy — 0.1%
Aemetis, Inc. (a)	3,787	4,317
Amyris, Inc. (a)(b)	8,820	5,116
Enphase Energy, Inc. (a)	5,033	5,939
FuelCell Energy, Inc. (a)(b)	6,237	33,805
Green Brick Partners, Inc. (a)	3,198	26,415
Green Plains, Inc.	5,207	136,423
MagneGas Corp. (a)(b)	3,416	2,220
Ocean Power Technologies, Inc.
(a)(b)	1,146	8,068
Pattern Energy Group, Inc.	10,166	228,633
Plug Power, Inc. (a)(b)	35,694	61,037
Renewable Energy Group, Inc. (a)	7,321	62,009
REX American Resources Corp. (a)	921	78,064
SolarEdge Technologies, Inc. (a)(b)	4,302	74,123

Master Extended Market Index Series

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
______________________________________________________________
Alternative Energy (continued)
SunPower Corp. (a)(b)	9,200	$82,064
TerraVia Holdings, Inc. (a)	13,122	36,086
		_______________
		844,319
______________________________________________________________
Automobiles & Parts — 1.8%
Allison Transmission Holdings, Inc.	25,197	722,650
American Axle & Manufacturing
Holdings, Inc. (a)	11,370	195,791
Autoliv, Inc.	13,229	1,412,857
Cooper Tire & Rubber Co.	8,072	306,897
Cooper-Standard Holding, Inc. (a)	2,584	255,299
Dana Holding Corp.	21,805	339,940
Dorman Products, Inc. (a)	4,690	299,691
Federal-Mogul Holdings Corp. (a)	4,135	39,737
Gentex Corp.	43,484	763,579
Gentherm, Inc. (a)	5,419	170,265
Lear Corp.	10,763	1,304,691
Modine Manufacturing Co. (a)	7,896	93,647
Motorcar Parts of America, Inc. (a)	2,943	84,700
Standard Motor Products, Inc.	2,952	140,987
Stoneridge, Inc. (a)	4,259	78,366
Strattec Security Corp.	573	20,227
Superior Industries International,
Inc.	3,414	99,552
Tenneco, Inc. (a)	8,465	493,256
Tesla Motors, Inc. (a)(b)	17,267	3,522,986
Titan International, Inc.	6,931	70,142
Tower International, Inc.	3,363	81,048
U.S. Auto Parts Network, Inc. (a)	3,527	11,604
Visteon Corp.	5,070	363,316
WABCO Holdings, Inc. (a)	7,941	901,542
		_______________
		11,772,770
______________________________________________________________
Banks — 6.6%
1st Source Corp.	2,766	98,732
American National Bankshares,
Inc.	2,205	61,630
Ameris Bancorp	5,413	189,184
Ames National Corp.	2,125	58,777
Arrow Financial Corp.	2,793	91,694
Associated Banc-Corp	22,147	433,860
Astoria Financial Corp.	13,130	191,698
Banc of California, Inc.	7,769	135,647
Bancfirst Corp.	1,354	98,179
Bancorp of New Jersey, Inc.	2,128	24,195
Bancorp, Inc. (a)	6,496	41,704
BancorpSouth, Inc.	12,804	297,053
Bank Mutual Corp.	7,238	55,588
Bank of Hawaii Corp.	6,345	460,774
Bank of Marin Bancorp	1,247	62,013
Bank of the Ozarks, Inc.	13,749	527,962
BankFinancial Corp.	3,939	50,025
BankUnited, Inc.	15,771	476,284
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Banks (continued)	4,201	$183,752	Banks (continued)
Banner Corp.			FCB Financial Holdings, Inc., Class
Bar Harbor Bankshares	1,552	56,989	A (a)	5,699	$219,013
BCB Bancorp, Inc.	3,436	38,655	Fidelity Southern Corp.	3,947	72,585
Bear State Financial, Inc.	4,309	39,600	Financial Institutions, Inc.	2,741	74,308
Beneficial Bancorp, Inc.	12,021	176,829	First Bancorp, Inc.	2,552	61,171
Berkshire Hills Bancorp, Inc.	4,850	134,393	First Bancorp, North Carolina	3,740	74,015
Blue Hills Bancorp, Inc.	5,873	88,212	First BanCorp, Puerto Rico (a)	17,284	89,877
BNC Bancorp	7,405	180,090	First Busey Corp.	5,356	121,046
BofI Holding, Inc. (a)	8,936	200,166	First Citizens BancShares, Inc.,
BOK Financial Corp.	3,310	228,291	Class A	1,356	398,515
Boston Private Financial Holdings,			First Commonwealth Financial Corp.	13,854	139,787
Inc.	12,591	161,543	First Community Bancshares, Inc.	3,087	76,558
Bridge Bancorp, Inc.	3,096	88,515	First Connecticut Bancorp, Inc.	3,182	56,608
Brookline Bancorp, Inc.	11,463	139,734	First Defiance Financial Corp.	1,683	75,129
Bryn Mawr Bank Corp.	2,983	95,426	First Financial Bancorp	9,739	212,700
California First National Bancorp	882	12,313	First Financial Bankshares, Inc.	10,240	373,146
Camden National Corp.	1,969	94,000	First Financial Corp.	2,125	86,445
Capital Bank Financial Corp., Class			First Financial Northwest, Inc.	3,414	48,376
A	4,025	129,243	First Hawaiian, Inc. (a)	3,157	84,797
Capital City Bank Group, Inc.	2,343	34,606	First Horizon National Corp.	35,537	541,228
Capitol Federal Financial, Inc.	18,668	262,659	First Interstate Bancsystem, Inc.	3,341	105,275
Cardinal Financial Corp.	5,232	136,503	First Merchants Corp.	6,558	175,426
Cascade Bancorp (a)	7,559	45,808	First Midwest Bancorp, Inc.	12,439	240,819
Cathay General Bancorp	11,246	346,152	First NBC Bank Holding Co. (a)	2,797	26,404
Centerstate Banks, Inc.	7,831	138,844	First of Long Island Corp.	2,877	95,373
Central Pacific Financial Corp.	5,395	135,900	First Republic Bank	22,546	1,738,522
Century Bancorp, Inc., Class A	997	45,184	First South Bancorp, Inc.	3,052	29,574
Chemical Financial Corp.	10,472	462,129	First United Corp. (a)	2,396	29,662
Chicopee Bancorp, Inc.	1,164	21,534	Flagstar Bancorp, Inc. (a)	3,391	94,100
Citizens & Northern Corp.	2,833	62,241	Flushing Financial Corp.	4,602	109,159
City Holding Co.	2,469	124,166	FNB Corp.	31,145	383,083
Civista Bancshares, Inc.	1,968	27,906	Fulton Financial Corp.	26,033	377,999
Clifton Bancorp, Inc.	4,768	72,903	German American Bancorp, Inc.	2,419	94,172
CNB Financial Corp.	2,894	61,237	Glacier Bancorp, Inc.	11,462	326,896
CoBiz Financial, Inc.	6,271	83,467	Great Southern Bancorp, Inc.	2,007	81,685
Colony Bankcorp, Inc. (a)	463	4,579	Great Western Bancorp, Inc.	9,153	304,978
Columbia Banking System, Inc.	8,927	292,091	Greene County Bancshares, Inc. (b)	3,466	—
Commerce Bancshares, Inc.	12,630	622,154	Guaranty Bancorp	3,908	69,758
Community Bank System, Inc.	6,838	328,976	Hancock Holding Co.	11,721	380,112
Community Trust Bancorp, Inc.	2,821	104,687	Hanmi Financial Corp.	5,135	135,256
CommunityOne Bancorp (a)	2,905	40,205	HarborOne Bancorp, Inc. (a)	4,847	76,389
ConnectOne Bancorp, Inc.	4,852	87,627	Heartland Financial USA, Inc.	3,267	117,841
Cullen/Frost Bankers, Inc.	8,447	607,677	Heritage Commerce Corp.	5,501	60,181
Customers Bancorp, Inc. (a)	4,665	117,371	Heritage Financial Corp.	5,517	99,030
CVB Financial Corp.	15,007	264,273	HMN Financial, Inc. (a)	1,907	27,079
Dime Community Bancshares, Inc.	5,246	87,923	Home Bancorp, Inc.	1,783	49,924
Eagle Bancorp, Inc. (a)	4,741	233,874	Home BancShares, Inc.	18,592	386,899
East West Bancorp, Inc.	22,021	808,391	HomeStreet, Inc. (a)	3,639	91,193
Eastern Virginia Bankshares, Inc.	2,546	20,470	HomeTrust Bancshares, Inc. (a)	4,006	74,111
Enterprise Bancorp, Inc.	1,672	46,816	Hope Bancorp, Inc.	19,879	345,298
Enterprise Financial Services Corp.	3,377	105,531	Horizon Bancorp	2,620	76,976
ESSA Bancorp, Inc.	3,300	45,639	Iberiabank Corp.	6,138	411,983
Farmers Capital Bank Corp.	1,739	51,544
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	2

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Banks (continued)			Banks (continued)
Independent Bank Corp.	8,264	$289,725	Provident Financial Services, Inc.	9,234	$196,038
Independent Bank Group, Inc.	1,902	84,011	QCR Holdings, Inc.	2,381	75,573
International Bancshares Corp.	8,860	263,851	Renasant Corp.	6,481	217,956
Investors Bancorp, Inc.	46,137	554,105	Republic Bancorp, Inc., Class A	1,667	51,810
Kearny Financial Corp.	14,266	194,160	Republic First Bancorp, Inc. (a)	9,649	39,657
Lakeland Bancorp, Inc.	6,993	98,182	Riverview Bancorp, Inc.	8,387	45,122
Lakeland Financial Corp.	4,198	148,693	S&T; Bancorp, Inc.	5,620	162,924
LegacyTexas Financial Group, Inc.	6,540	206,860	Sandy Spring Bancorp, Inc.	3,931	120,210
Macatawa Bank Corp.	6,531	52,183	Seacoast Banking Corp. of Florida
MainSource Financial Group, Inc.	4,056	101,197	(a)	5,628	90,555
MB Financial, Inc.	10,674	406,039	ServisFirst Bancshares, Inc.	3,563	184,955
Mercantile Bank Corp.	3,191	85,678	Shore Bancshares, Inc.	3,680	43,350
Merchants Bancshares, Inc.	1,756	56,877	Sierra Bancorp	2,508	47,050
Meridian Bancorp, Inc.	8,210	127,830	Signature Bank (a)	8,204	971,764
Meta Financial Group, Inc.	1,405	85,157	Simmons First National Corp.,
MidSouth Bancorp, Inc.	2,061	21,434	Class A	4,484	223,752
MidWestOne Financial Group, Inc.	1,932	58,675	South State Corp.	3,796	284,852
MutualFirst Financial, Inc.	1,697	47,058	Southside Bancshares, Inc.	4,104	132,067
National Bank Holdings Corp.,			Southwest Bancorp, Inc.	3,696	70,187
Class A	4,859	113,555	State Bank Financial Corp.	5,894	134,501
National Bankshares, Inc.	1,700	62,526	Sterling Bancorp	19,874	347,795
NBT Bancorp, Inc.	6,847	225,061	Stock Yards Bancorp, Inc.	3,828	126,171
New York Community Bancorp, Inc.	73,392	1,044,368	Stonegate Bank	2,415	81,506
Northfield Bancorp, Inc.	7,214	116,145	Suffolk Bancorp	2,100	73,017
Northrim BanCorp, Inc.	1,757	45,243	Summit Financial Group, Inc.	2,289	43,857
Northwest Bancshares, Inc.	15,090	237,064	Sun Bancorp, Inc.	2,292	52,854
Norwood Financial Corp.	859	25,152	SVB Financial Group (a)	7,951	878,904
OceanFirst Financial Corp.	4,030	77,618	Synovus Financial Corp.	19,003	618,168
OFG Bancorp	7,031	71,083	TCF Financial Corp.	25,532	370,469
Ohio Valley Banc Corp.	1,099	24,310	Territorial Bancorp, Inc.	2,198	62,995
Old National Bancorp	21,036	295,766	Texas Capital Bancshares, Inc. (a)	7,075	388,559
Old Second Bancorp, Inc.	6,505	54,057	TFS Financial Corp.	9,927	176,800
Opus Bank	3,144	111,203	Tompkins Financial Corp.	2,027	154,883
Oritani Financial Corp.	6,327	99,460	TowneBank	8,811	211,728
Orrstown Financial Services, Inc.	2,093	41,337	Trico Bancshares	3,317	88,796
Pacific Continental Corp.	3,946	66,372	TrustCo Bank Corp. NY	14,741	104,514
Pacific Premier Bancorp, Inc. (a)	4,390	116,159	Trustmark Corp.	10,227	281,856
PacWest Bancorp	18,500	793,835	UMB Financial Corp.	6,522	387,733
Park National Corp.	2,061	197,856	Umpqua Holdings Corp.	33,031	497,117
Park Sterling Corp.	9,934	80,664	Union Bankshares Corp.	7,003	187,470
Peapack Gladstone Financial Corp.	3,171	71,062	United Bancorp, Inc.	3,115	33,860
Penns Woods Bancorp, Inc.	1,209	53,752	United Bankshares, Inc.	10,188	383,782
Peoples Bancorp of North Carolina,			United Community Banks, Inc.	10,658	224,031
Inc.	1,497	31,287	United Community Financial Corp.	11,244	79,945
Peoples Bancorp, Inc.	3,210	78,934	United Financial Bancorp, Inc.	8,517	117,875
Peoples Financial Corp. (a)	1,245	13,172	United Security Bancshares (a)	4,091	24,996
Pinnacle Financial Partners, Inc.	6,503	351,682	Univest Corp. of Pennsylvania	4,547	106,218
Popular, Inc.	15,449	590,461	Valley National Bancorp	38,204	371,725
Porter Bancorp, Inc. (a)	6,148	9,960	Washington Federal, Inc.	13,426	358,206
Preferred Bank	2,333	83,405	Washington Trust Bancorp, Inc.	2,472	99,424
PrivateBancorp, Inc.	12,060	553,795	Waterstone Financial, Inc.	4,794	81,450
Prosperity Bancshares, Inc.	10,420	571,954	Webster Financial Corp.	13,614	517,468
Provident Financial Holdings, Inc.	2,303	45,047	WesBanco, Inc.	6,370	209,446
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Banks (continued)
West BanCorp., Inc.	3,190	$62,524
Westamerica BanCorp	4,025	204,792
Western Alliance Bancorp (a)	14,629	549,173
Westfield Financial, Inc.	4,895	37,447
Wintrust Financial Corp.	7,733	429,723
WSFS Financial Corp.	4,170	152,163
Xenith Bankshares, Inc. (a)	15,369	35,502
Yadkin Financial Corp.	8,345	219,390
		_________________
		42,515,993
_______________________________________________________________
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,320	204,943
Coca-Cola Bottling Co.
Consolidated	720	106,675
Craft Brew Alliance, Inc. (a)	1,760	33,141
National Beverage Corp. (a)(b)	1,810	79,731
Primo Water Corp. (a)	4,659	56,514
Willamette Valley Vineyards, Inc.
(a)	2,312	18,380
		_________________
		499,384
_______________________________________________________________
Chemicals — 2.5%
A. Schulman, Inc.	4,402	128,186
Aceto Corp.	4,429	84,107
American Vanguard Corp.	3,882	62,345
Ashland Global Holdings, Inc.	9,318	1,080,422
Axalta Coating Systems Ltd. (a)	32,498	918,718
Balchem Corp.	4,848	375,865
Cabot Corp.	9,215	482,958
Calgon Carbon Corp.	7,617	115,550
Cambrex Corp. (a)	4,820	214,297
Celanese Corp., Series A	21,753	1,447,880
Chase Corp.	1,295	89,510
Chemours Co.	27,396	438,336
Chemtura Corp. (a)	9,511	312,056
CSW Industrials, Inc. (a)	2,567	83,145
Ferro Corp. (a)	13,135	181,394
FutureFuel Corp.	3,639	41,048
GCP Applied Technologies, Inc. (a)	10,983	311,039
Hawkins, Inc.	1,620	70,195
HB Fuller Co.	7,330	340,625
Huntsman Corp.	30,183	491,077
Ingevity Corp. (a)	6,519	300,526
Innophos Holdings, Inc.	3,017	117,754
Innospec, Inc.	3,555	216,180
Intrepid Potash, Inc. (a)	8,477	9,579
KMG Chemicals, Inc.	1,469	41,617
Koppers Holdings, Inc. (a)	3,456	111,214
Kraton Performance Polymers, Inc.
(a)	4,717	165,284
Kronos Worldwide, Inc.	3,366	27,904
LSB Industries, Inc. (a)	2,939	25,217
Metabolix, Inc. (a)	2,331	1,049

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Chemicals (continued)
Minerals Technologies, Inc.	5,227	$369,497
NewMarket Corp.	1,403	602,336
Nexeo Solutions, Inc. (a)	9,162	75,495
Olin Corp.	24,594	504,669
OMNOVA Solutions, Inc. (a)	6,506	54,911
Platform Specialty Products Corp.
(a)	23,518	190,731
PolyOne Corp.	12,483	422,050
Quaker Chemical Corp.	2,000	211,860
Rayonier Advanced Materials, Inc.	6,271	83,843
Rentech, Inc. (a)	3,065	8,950
RPM International, Inc.	20,087	1,079,074
Senomyx, Inc. (a)	7,801	33,232
Sensient Technologies Corp.	6,656	504,525
Stepan Co.	2,878	209,115
TOR Minerals International, Inc. (a)	1,000	5,370
Tredegar Corp.	3,711	68,987
Trinseo SA	7,002	396,033
Tronox Ltd., Class A	9,237	86,551
Univar, Inc. (a)	10,982	239,957
Valspar Corp.	10,945	1,160,936
Westlake Chemical Corp.	5,649	302,221
WR Grace & Co.	10,629	784,420
ZAGG, Inc. (a)	4,990	40,419
		_______________
		15,720,259
______________________________________________________________
Construction & Materials — 2.4%
AAON, Inc.	5,823	167,819
Advanced Drainage Systems, Inc.	5,721	137,647
AECOM (a)	23,080	686,168
Aegion Corp. (a)	5,610	106,983
Ameresco, Inc., Class A (a)	3,372	17,737
American DG Energy, Inc. (a)	13,435	3,528
American Woodmark Corp. (a)	2,117	170,567
AO Smith Corp.	11,139	1,100,422
Apogee Enterprises, Inc.	4,223	188,726
Argan, Inc.	1,952	115,539
Armstrong Flooring, Inc. (a)	4,145	78,258
Armstrong World Industries, Inc. (a)	7,446	307,669
BlueLinx Holdings, Inc. (a)	2,204	19,770
Blueprint Medicines Corp. (a)	3,284	97,535
BMC Stock Holdings, Inc. (a)	7,562	134,074
Boise Cascade Co. (a)	5,862	148,895
Builders FirstSource, Inc. (a)	13,413	154,384
Chicago Bridge & Iron Co. NV	15,804	442,986
Continental Building Products, Inc.
(a)	6,349	133,265
Eagle Materials, Inc.	7,311	565,140
EMCOR Group, Inc.	8,964	534,434
Generac Holdings, Inc. (a)	9,944	360,967
Gibraltar Industries, Inc. (a)	4,813	178,803
Granite Construction, Inc.	6,000	298,440
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	4

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Construction & Materials (continued)
Great Lakes Dredge & Dock Corp.
(a)	9,666	$33,831
Griffon Corp.	4,996	84,982
Headwaters, Inc. (a)	11,159	188,810
Hill International, Inc. (a)	7,303	33,667
IES Holdings, Inc. (a)	1,636	29,104
Installed Building Products, Inc. (a)	3,192	114,497
Insteel Industries, Inc.	2,808	101,762
Inteliquent, Inc.	4,943	79,780
KBR, Inc.	21,005	317,806
Layne Christensen Co. (a)	3,913	33,300
LB Foster Co., Class A	1,479	17,763
Lennox International, Inc.	5,921	929,775
Louisiana-Pacific Corp. (a)	21,512	405,071
Masonite International Corp. (a)	4,641	288,531
MasTec, Inc. (a)	9,981	296,835
MDU Resources Group, Inc.	29,313	745,723
Mueller Water Products, Inc.,
Series A	24,820	311,491
MYR Group, Inc. (a)	2,843	85,574
NCI Building Systems, Inc. (a)	6,628	96,702
Northwest Pipe Co. (a)	2,132	25,179
Omega Flex, Inc.	980	37,789
Orion Marine Group, Inc. (a)	5,034	34,483
Owens Corning	17,228	919,803
Patrick Industries, Inc. (a)	2,393	148,174
PGT, Inc. (a)	7,825	83,493
Ply Gem Holdings, Inc. (a)	3,732	49,859
Primoris Services Corp.	5,751	118,471
Quanex Building Products Corp.	5,075	87,594
Simpson Manufacturing Co., Inc.	5,984	262,997
Sterling Construction Co., Inc. (a)	5,074	39,273
Summit Materials, Inc., Class A (a)	11,628	215,699
Thermon Group Holdings, Inc. (a)	5,345	105,564
TopBuild Corp. (a)	6,084	201,989
TRC Cos., Inc. (a)	4,693	40,688
Trex Co., Inc. (a)	4,443	260,893
Tutor Perini Corp. (a)	6,087	130,688
Universal Forest Products, Inc.	3,003	295,765
US Concrete, Inc. (a)	2,197	101,205
USG Corp. (a)	13,936	360,245
Valmont Industries, Inc.	3,342	449,733
Watsco, Inc.	3,927	553,314
Watts Water Technologies, Inc.,
Class A	4,067	263,704
		_________________
		15,131,362
_______________________________________________________________
Electricity — 1.4%
ALLETE, Inc.	7,239	431,589
Avangrid, Inc.	8,369	349,657
Black Hills Corp.	7,705	471,700
Calpine Corp. (a)	55,277	698,701
Covanta Holding Corp.	18,844	290,009

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Electricity (continued)
Dynegy, Inc. (a)	18,227	$225,833
El Paso Electric Co.	6,084	284,549
Empire District Electric Co.	6,920	236,249
Great Plains Energy, Inc.	23,494	641,151
Hawaiian Electric Industries, Inc.	15,944	475,928
IDACORP, Inc.	7,329	573,714
ITC Holdings Corp.	23,310	1,083,449
MGE Energy, Inc.	5,145	290,744
NorthWestern Corp.	7,217	415,194
Ormat Technologies, Inc.	5,198	251,635
Portland General Electric Co.	13,068	556,566
Talen Energy Corp. (a)	13,564	187,861
TerraForm Global, Inc., Class A (a)	8,295	34,092
TerraForm Power, Inc., Class A (a)	11,225	156,140
U.S. Geothermal, Inc. (a)	45,850	33,205
Unitil Corp.	2,550	99,603
Vivint Solar, Inc. (a)(b)	3,153	9,964
Westar Energy, Inc.	21,396	1,214,223
		_______________
		9,011,756
______________________________________________________________
Electronic & Electrical Equipment — 2.7%
Allied Motion Technologies, Inc.	1,620	30,634
Anixter International, Inc. (a)	4,284	276,318
Applied DNA Sciences, Inc. (a)(b)	6,764	20,765
Arrow Electronics, Inc. (a)	13,829	884,641
Avnet, Inc.	19,196	788,188
AVX Corp.	6,239	86,036
AZZ, Inc.	3,998	260,949
Badger Meter, Inc.	6,660	223,177
Bel Fuse, Inc., Class B	2,157	52,070
Belden, Inc.	6,483	447,262
Benchmark Electronics, Inc. (a)	7,614	189,969
Brady Corp., Class A	6,969	241,197
Capstone Turbine Corp. (a)	3,678	5,039
Cognex Corp.	13,064	690,563
Coherent, Inc. (a)	3,740	413,420
Control4 Corp. (a)	3,575	43,901
CTS Corp.	5,283	98,264
CyberOptics Corp. (a)	1,663	40,877
Daktronics, Inc.	6,043	57,650
Electro Scientific Industries, Inc. (a)	5,070	28,595
eMagin Corp. (a)	6,297	16,309
Encore Wire Corp.	3,537	130,056
Energy Focus, Inc. (a)(b)	4,423	21,628
EnerNOC, Inc. (a)	4,406	23,836
EnerSys	6,398	442,678
ESCO Technologies, Inc.	3,900	181,038
Fabrinet (a)	5,509	245,646
FARO Technologies, Inc. (a)	2,690	96,706
General Cable Corp.	7,405	110,927
Houston Wire & Cable Co.	3,110	19,251
Hubbell, Inc.	7,812	841,665
II-VI, Inc. (a)	8,248	200,674
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Electronic & Electrical Equipment	(continued)
Integer Holdings Corp. (a)	4,501	$97,627
Intevac, Inc. (a)	5,485	32,362
IntriCon Corp. (a)	2,740	15,371
IPG Photonics Corp. (a)	5,675	467,336
Itron, Inc. (a)	5,094	284,041
Jabil Circuit, Inc.	28,909	630,794
Kemet Corp. (a)	8,847	31,584
Keysight Technologies, Inc. (a)	26,018	824,510
Kimball Electronics, Inc. (a)	5,162	71,545
Knowles Corp. (a)	13,186	185,263
Landauer, Inc.	1,662	73,926
LightPath Technologies, Inc., Class
A (a)	6,052	11,015
Littelfuse, Inc.	3,391	436,795
LSI Industries, Inc.	4,195	47,110
MACOM Technology Solutions
Holdings, Inc. (a)	3,857	163,305
Maxwell Technologies, Inc. (a)	5,619	28,994
Mesa Laboratories, Inc.	562	64,270
Methode Electronics, Inc.	5,654	197,720
Microvision, Inc. (a)	10,983	15,157
MTS Systems Corp.	2,593	119,356
NAPCO Security Technologies, Inc.
(a)	4,487	32,306
National Instruments Corp.	16,123	457,893
Novanta, Inc. (a)	5,584	96,882
Nuvectra Corp. (a)	1,322	9,148
NVE Corp.	974	57,408
Orion Energy Systems, Inc. (a)	7,855	10,447
OSI Systems, Inc. (a)	2,791	182,476
Park Electrochemical Corp.	3,206	55,688
Plexus Corp. (a)	5,087	237,970
Powell Industries, Inc.	1,398	55,990
Regal-Beloit Corp.	6,610	393,229
Research Frontiers, Inc. (a)	5,552	14,380
Rofin-Sinar Technologies, Inc. (a)	4,390	141,270
Rogers Corp. (a)	2,685	164,000
Rubicon Technology, Inc. (a)	5,299	3,339
Sanmina Corp. (a)	11,339	322,821
Sensata Technologies Holding NV
(a)	25,803	1,000,640
Synthesis Energy Systems, Inc.
(a)(b)	5,951	7,201
Trimble Navigation Ltd. (a)	37,574	1,073,113
TTM Technologies, Inc. (a)	11,343	129,877
Turtle Beach Corp. (a)	6,063	7,943
Ultralife Corp. (a)	4,545	18,635
Universal Display Corp. (a)	6,767	375,636
Veeco Instruments, Inc. (a)	6,043	118,624
Vicor Corp. (a)	3,135	36,366
Vishay Intertechnology, Inc.	20,274	285,661
Vishay Precision Group, Inc. (a)	2,569	41,181
WESCO International, Inc. (a)	6,444	396,242

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Electronic & Electrical Equipment	(continued)
Zebra Technologies Corp., Class A
(a)	7,972	$554,931
		_______________
		17,289,307
______________________________________________________________
Financial Services — 4.2%
Actinium Pharmaceuticals, Inc. (a)	8,447	11,403
Ally Financial, Inc.	73,100	1,423,257
Artisan Partners Asset
Management, Inc., Class A	6,398	174,026
Ashford, Inc. (a)	394	18,676
Associated Capital Group, Inc.,
Class A	805	28,545
Asta Funding, Inc. (a)	1,501	15,761
Atlanticus Holdings Corp. (a)	251	768
Bats Global Markets, Inc.	4,726	142,394
BGC Partners, Inc., Class A	32,343	283,001
Blackhawk Network Holdings, Inc.
(a)	8,763	264,380
Calamos Asset Management, Inc.,
Class A	3,789	25,841
CBOE Holdings, Inc.	12,335	799,925
CIT Group, Inc.	30,460	1,105,698
Cohen & Steers, Inc.	3,036	129,789
Consumer Portfolio Services, Inc.
(a)	5,716	26,236
Cowen Group, Inc., Class A (a)	17,299	62,795
Credit Acceptance Corp. (a)(b)	1,948	391,684
Diamond Hill Investment Group,
Inc.	522	96,460
Eaton Vance Corp.	17,202	671,738
Emergent Capital, Inc. (a)	5,857	17,161
Encore Capital Group, Inc. (a)	3,846	86,458
Enova International, Inc. (a)	4,701	45,506
Essent Group Ltd. (a)	11,345	301,891
EverBank Financial Corp.	15,182	293,924
Evercore Partners, Inc., Class A	5,798	298,655
Ezcorp, Inc., Class A (a)	8,094	89,520
FBR & Co.	1,765	23,369
Federal Agricultural Mortgage
Corp., Class C	1,734	68,493
Federated Investors, Inc., Class B	13,995	414,672
Financial Engines, Inc.	8,155	242,285
FirstCash, Inc.	7,860	370,049
FNF Group	40,253	1,485,738
FNFV Group (a)	12,743	159,033
FXCM, Inc. (a)	1,155	10,129
GAMCO Investors, Inc., Class A	805	22,918
Green Dot Corp., Class A (a)	6,679	154,018
Greenhill & Co., Inc.	4,276	100,785
HealthEquity, Inc. (a)	6,578	248,977
HRG Group, Inc. (a)	20,653	324,252
IHS Markit, Ltd. (a)	49,578	1,861,654
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	6

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Financial Services (continued)
Impac Mortgage Holdings, Inc. (a)	1,830	$24,138
Interactive Brokers Group, Inc.,
Class A	9,668	340,990
INTL. FCStone, Inc. (a)	2,537	98,562
Investment Technology Group, Inc.	5,189	88,940
Janus Capital Group, Inc.	21,344	299,029
Jason Industries, Inc. (a)	4,507	10,006
KCG Holdings, Inc., Class A (a)	8,227	127,765
Ladder Capital Corp.	8,046	106,529
Ladenburg Thalmann Financial
Services, Inc. (a)	20,288	46,865
Lazard Ltd., Class A	19,524	709,893
LendingClub Corp. (a)	48,604	300,373
LendingTree, Inc. (a)	1,072	103,888
LPL Financial Holdings, Inc. (b)	11,698	349,887
MarketAxess Holdings, Inc.	5,743	950,983
Marlin Business Services Corp.	1,640	31,783
MGIC Investment Corp. (a)	51,995	415,960
Moelis & Co., Class A	3,091	83,117
MoneyGram International, Inc. (a)	5,436	38,596
MSCI, Inc.	14,204	1,192,284
Nelnet, Inc., Class A	2,846	114,893
NewStar Financial, Inc. (a)	3,072	29,829
NMI Holdings, Inc., Class A (a)	9,420	71,780
NorthStar Asset Management
Group, Inc.	28,871	373,302
NRG Yield, Inc., Class A	5,864	95,701
NRG Yield, Inc., Class C	9,117	154,624
Ocwen Financial Corp. (a)	16,212	59,498
On Deck Capital, Inc. (a)	6,601	37,626
OneMain Holdings, Inc. (a)	8,167	252,769
Oppenheimer Holdings, Inc., Class
A	1,705	24,364
PICO Holdings, Inc. (a)	4,035	47,573
Piper Jaffray Cos. (a)	2,366	114,278
PJT Partners, Inc., Class A	2,864	78,101
PRA Group, Inc. (a)	7,260	250,760
Pzena Investment Management,
Inc., Class A	3,173	24,432
Radian Group, Inc.	32,809	444,562
Raymond James Financial, Inc.	18,921	1,101,391
Safeguard Scientifics, Inc. (a)	4,085	52,942
Santander Consumer USA
Holdings, Inc. (a)	17,383	211,377
SEI Investments Co.	20,453	932,861
SLM Corp. (a)	63,092	471,297
Stewart Information Services Corp.	3,587	159,442
Stifel Financial Corp. (a)	9,973	383,462
Synergy Resources Corp. (a)	32,019	221,892
TD Ameritrade Holding Corp.	36,156	1,274,137
TESARO, Inc. (a)	4,965	497,692
U.S. Global Investors, Inc., Class A	4,302	7,916
Virtu Financial, Inc., Class A	6,407	95,913

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Financial Services (continued)
Virtus Investment Partners, Inc.	959	$93,848
VolitionRX Ltd. (a)(b)	6,405	33,947
Voya Financial, Inc.	30,439	877,252
Waddell & Reed Financial, Inc.,
Class A	12,521	227,381
Walker & Dunlop, Inc. (a)	4,301	108,643
Westwood Holdings Group, Inc.	1,466	77,859
WisdomTree Investments, Inc.	17,278	177,791
WMIH Corp. (a)	33,498	78,385
World Acceptance Corp. (a)	1,064	52,179
		_______________
		26,923,151
______________________________________________________________
Fixed Line Telecommunications — 0.3%
8x8, Inc. (a)	14,330	221,112
Cincinnati Bell, Inc. (a)	31,297	127,692
Consolidated Communications
Holdings, Inc.	7,242	182,788
EarthLink Holdings Corp.	16,238	100,676
Fairpoint Communications, Inc. (a)	3,773	56,708
General Communication, Inc.,
Class A (a)	4,977	68,434
GTT Communications, Inc. (a)	3,853	90,661
Hawaiian Telcom Holdco, Inc. (a)	2,127	47,623
IDT Corp., Class B	2,972	51,237
inContact, Inc. (a)	10,267	143,533
Lumos Networks Corp. (a)	4,097	57,358
Straight Path Communications,
Inc., Class B (a)(b)	1,752	44,869
Vonage Holdings Corp. (a)	30,027	198,478
Windstream Holdings, Inc. (b)	15,457	155,343
Zayo Group Holdings, Inc. (a)	14,904	442,798
		_______________
		1,989,310
______________________________________________________________
Food & Drug Retailers — 0.7%
Casey's General Stores, Inc.	5,952	715,133
Chefs' Warehouse, Inc. (a)	3,358	37,408
Core-Mark Holding Co., Inc.	7,129	255,218
Diplomat Pharmacy, Inc. (a)	6,690	187,387
GNC Holdings, Inc., Class A	10,229	208,876
Ingles Markets, Inc., Class A	2,303	91,061
Natural Health Trends Corp. (b)	1,354	38,264
Performance Food Group Co. (a)	5,610	139,128
PetMed Express, Inc.	3,455	70,067
Rite Aid Corp. (a)	158,048	1,215,389
Smart & Final Stores, Inc. (a)	4,080	52,102
SpartanNash Co.	5,521	159,667
Sprouts Farmers Market, Inc. (a)	21,616	446,371
Supervalu, Inc. (a)	41,309	206,132
United Natural Foods, Inc. (a)	7,684	307,667
Vitamin Shoppe, Inc. (a)	3,693	99,157
Weis Markets, Inc.	2,324	123,172
		_______________

4,352,199

______________________________________________________________

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Food Producers — 2.1%
AdvancePierre Foods Holdings, Inc.	2,846	$78,436
Alico, Inc.	610	16,385
Amplify Snack Brands, Inc. (a)	5,088	82,426
Andersons, Inc.	3,787	137,014
B&G; Foods, Inc.	9,901	486,931
Blue Buffalo Pet Products, Inc. (a)	11,876	282,174
Bunge Ltd.	20,826	1,233,524
Cal-Maine Foods, Inc. (b)	4,515	174,008
Calavo Growers, Inc.	2,423	158,537
Darling International, Inc. (a)	24,480	330,725
Dean Foods Co.	13,709	224,828
Farmer Bros Co. (a)	1,660	59,013
Flowers Foods, Inc.	27,550	416,556
Fresh Del Monte Produce, Inc.	4,797	287,340
Golden Enterprises, Inc.	1,303	15,623
Griffin Industrial Realty, Inc.	1,073	34,003
Hain Celestial Group, Inc. (a)	15,731	559,709
Herbalife Ltd. (a)	10,471	649,097
HQ Sustainable Maritime
Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,824	1,440,241
J&J; Snack Foods Corp.	2,190	260,873
John B Sanfilippo & Son, Inc.	1,422	72,991
Lancaster Colony Corp.	2,973	392,704
Lifevantage Corp. (a)	3,491	33,025
Lifeway Foods, Inc. (a)	1,804	30,560
Limoneira Co.	2,404	45,436
Lipocine, Inc. (a)	5,425	24,195
Mannatech, Inc.	644	11,547
Medifast, Inc.	1,806	68,249
MGP Ingredients, Inc.	1,817	73,625
Nutraceutical International Corp.
(a)	1,950	60,918
Nutrisystem, Inc.	4,434	131,645
Omega Protein Corp. (a)	3,642	85,114
Phibro Animal Health Corp., Class
A	2,839	77,164
Pilgrim's Pride Corp.	9,086	191,896
Pinnacle Foods, Inc.	17,853	895,685
Post Holdings, Inc. (a)	9,938	766,915
Reliv International, Inc. (a)	414	286
Rocky Mountain Chocolate Factory,
Inc.	2,724	28,547
Sanderson Farms, Inc.	2,996	288,605
Seaboard Corp. (a)	38	130,720
Seneca Foods Corp., Class A (a)	1,343	37,926
Snyders-Lance, Inc.	12,556	421,630
Tootsie Roll Industries, Inc.	2,699	99,404
TreeHouse Foods, Inc. (a)	8,684	757,158
US Foods Holding Corp. (a)	6,989	165,010
USANA Health Sciences, Inc. (a)	786	108,743

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Food Producers (continued)
WhiteWave Foods Co. (a)	26,749	$1,455,948
		_______________
		13,383,089
______________________________________________________________
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,534	163,874
Deltic Timber Corp.	1,574	106,607
Domtar Corp.	9,442	350,581
KapStone Paper and Packaging
Corp.	13,378	253,112
Mercer International, Inc.	6,229	52,759
Neenah Paper, Inc.	2,503	197,762
PH Glatfelter Co.	6,319	136,996
Resolute Forest Products (a)	12,838	60,724
Veritiv Corp. (a)	1,388	69,636
		_______________
		1,392,051
______________________________________________________________
Gas, Water & Multi-Utilities — 1.6%
American States Water Co.	5,470	219,074
Aqua America, Inc.	26,495	807,568
Artesian Resources Corp., Class A	1,250	35,675
Atmos Energy Corp.	15,420	1,148,327
Avista Corp.	9,165	383,005
Cadiz, Inc. (a)	2,708	20,066
California Water Service Group	7,033	225,689
Chesapeake Utilities Corp.	2,272	138,728
Connecticut Water Service, Inc.	1,727	85,884
Delta Natural Gas Co., Inc.	1,820	43,407
Gas Natural, Inc.	4,001	30,688
Genie Energy Ltd. (a)	3,673	21,671
Middlesex Water Co.	2,592	91,342
National Fuel Gas Co.	12,933	699,287
New Jersey Resources Corp.	12,422	408,187
Northwest Natural Gas Co.	3,904	234,669
ONE Gas, Inc.	7,474	462,192
Piedmont Natural Gas Co., Inc.	12,132	728,405
PNM Resources, Inc.	11,944	390,808
RGC Resources, Inc.	1,849	45,116
SJW Corp.	2,322	101,425
South Jersey Industries, Inc.	11,762	347,567
Southwest Gas Corp.	6,840	477,842
Spire, Inc.	6,608	421,194
UGI Corp.	25,908	1,172,078
Vectren Corp.	12,630	634,026
WGL Holdings, Inc.	7,393	463,541
York Water Co.	2,157	63,977
		_______________
		9,901,438
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	8

Schedule of Investments September 30, 2016 (Unaudited)

Common Stocks	Shares	Value
_______________________________________________________________
General Industrials — 1.5%
Actuant Corp., Class A	8,768	$203,768
AEP Industries, Inc.	632	69,122
Aptargroup, Inc.	9,486	734,311
Bemis Co., Inc.	14,201	724,393
Berry Plastics Group, Inc. (a)	18,477	810,217
Carlisle Cos., Inc.	9,769	1,002,006
Crown Holdings, Inc. (a)	21,093	1,204,199
Global Brass & Copper Holdings,
Inc.	3,673	106,113
Graphic Packaging Holding Co.	48,500	678,515
Greif, Inc., Class A	3,637	180,359
Greif, Inc., Class B	1,414	85,674
Harsco Corp.	11,862	117,790
ITT, Inc.	13,665	489,754
Landec Corp. (a)	4,881	65,454
Multi-Color Corp.	2,155	142,230
Myers Industries, Inc.	3,762	48,868
Otter Tail Corp.	5,878	203,320
Packaging Corp. of America	14,165	1,151,048
Raven Industries, Inc.	5,522	127,172
Rexnord Corp. (a)	15,645	334,959
Silgan Holdings, Inc.	6,425	325,041
Sonoco Products Co.	15,076	796,465
TriMas Corp. (a)	6,652	123,794
UFP Technologies, Inc. (a)	1,471	38,982
		_________________
		9,763,554
_______________________________________________________________
General Retailers — 4.0%
1-800-Flowers.com, Inc., Class A
(a)	5,670	51,994
Aaron's, Inc.	9,518	241,948
Abercrombie & Fitch Co., Class A	10,514	167,067
AMERCO, Inc.	821	266,193
America's Car-Mart, Inc. (a)	1,386	50,437
American Eagle Outfitters, Inc.	25,423	454,055
American Public Education, Inc. (a)	2,731	54,101
Antero Resources Corp. (a)	22,025	593,574
Apollo Education Group, Inc. (a)	15,593	123,964
Asbury Automotive Group, Inc. (a)	3,061	170,406
Ascena Retail Group, Inc. (a)	25,130	140,477
Autobytel, Inc. (a)	2,014	35,849
Barnes & Noble Education, Inc. (a)	6,163	58,980
Barnes & Noble, Inc.	8,898	100,547
Beacon Roofing Supply, Inc. (a)	8,828	371,394
Big 5 Sporting Goods Corp.	2,684	36,556
Big Lots, Inc.	6,639	317,012
Blue Nile, Inc.	1,962	67,532
Bon-Ton Stores, Inc.	2,228	3,810
Boot Barn Holdings, Inc. (a)	2,185	24,865
Bridgepoint Education, Inc. (a)	2,758	18,947
Bright Horizons Family Solutions,
Inc. (a)	6,601	441,541
Buckle, Inc.	3,973	95,471

Master Extended Market Index Series

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
______________________________________________________________
General Retailers (continued)
Build-A-Bear Workshop, Inc. (a)	2,727	$28,252
Burlington Stores, Inc. (a)	10,899	883,037
Cabela's, Inc. (a)	7,684	422,082
Caleres, Inc.	6,284	158,922
Cambium Learning Group, Inc. (a)	4,720	25,630
Capella Education Co.	1,792	104,008
Career Education Corp. (a)	10,687	72,565
Carriage Services, Inc.	2,462	58,226
Cato Corp., Class A	3,894	128,074
CDK Global, Inc.	22,672	1,300,466
Chegg, Inc. (a)	8,886	63,002
Chemed Corp.	2,353	331,938
Chico's FAS, Inc.	19,485	231,871
Children's Place Retail Stores, Inc.	2,850	227,629
Christopher & Banks Corp. (a)	6,159	8,931
Citi Trends, Inc.	2,593	51,678
Clean Energy Fuels Corp. (a)	15,034	67,202
Collectors Universe, Inc.	1,741	32,261
Conn's, Inc. (a)	3,781	39,020
Container Store Group, Inc. (a)	2,847	14,292
Copart, Inc. (a)	14,839	794,777
CST Brands, Inc.	11,330	544,860
Destination Maternity Corp.	2,770	19,612
Destination XL Group, Inc. (a)	8,559	37,060
Dick's Sporting Goods, Inc.	13,283	753,412
Dillard's, Inc., Class A	3,993	251,599
DSW, Inc., Class A	11,768	241,009
Etsy, Inc. (a)	14,238	203,319
EVINE Live, Inc. (a)	7,906	18,105
Express, Inc. (a)	12,371	145,854
Finish Line, Inc., Class A	6,356	146,696
Five Below, Inc. (a)	8,397	338,315
Francesca's Holdings Corp. (a)	6,453	99,570
Fred's, Inc., Class A	4,994	45,246
FTD Cos., Inc. (a)	3,190	65,618
Gaia, Inc. (a)	3,595	25,884
GameStop Corp., Class A	15,735	434,129
Genesco, Inc. (a)	3,296	179,500
Grand Canyon Education, Inc. (a)	7,107	287,052
Group 1 Automotive, Inc.	3,063	195,664
GrubHub, Inc. (a)	12,850	552,421
Guess?, Inc.	9,276	135,522
Haverty Furniture Cos., Inc.	3,228	64,689
Hibbett Sports, Inc. (a)	3,484	139,012
Hillenbrand, Inc.	9,114	288,367
Houghton Mifflin Harcourt Co. (a)	15,421	206,796
HSN, Inc.	4,839	192,592
JC Penney Co., Inc. (a)	46,484	428,582
K12, Inc. (a)	5,636	80,877
KAR Auction Services, Inc.	20,813	898,289
Kirkland's, Inc. (a)	2,707	32,971
Lands' End, Inc. (a)(b)	2,026	29,377
Liquidity Services, Inc. (a)	4,477	50,321
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
General Retailers (continued)
Lithia Motors, Inc., Class A	3,487	$333,078
Lumber Liquidators Holdings, Inc.
(a)	4,057	79,801
MarineMax, Inc. (a)	4,129	86,503
Matthews International Corp.,
Class A	4,866	295,658
Michaels Cos., Inc. (a)	15,846	382,998
Monro Muffler Brake, Inc.	4,709	288,050
Murphy USA, Inc. (a)	5,579	398,117
Office Depot, Inc.	82,937	296,085
Ollie's Bargain Outlet Holdings, Inc.
(a)	5,077	133,068
Overstock.com, Inc. (a)	2,766	42,375
Party City Holdco, Inc. (a)	3,899	66,751
PCM, Inc. (a)	1,516	32,655
Penske Automotive Group, Inc.	5,762	277,613
Perfumania Holdings, Inc. (a)	1,362	2,969
Pier 1 Imports, Inc.	12,905	54,717
PriceSmart, Inc.	3,440	288,134
Providence Service Corp. (a)	2,023	98,378
RealNetworks, Inc. (a)	5,145	22,947
Regis Corp. (a)	5,786	72,614
Rent-A-Center, Inc.	7,864	99,401
Restoration Hardware Holdings,
Inc. (a)	5,948	205,682
Rollins, Inc.	14,452	423,155
Rush Enterprises, Inc., Class A (a)	5,240	128,275
Sally Beauty Holdings, Inc. (a)	22,385	574,847
Sears Holdings Corp. (a)(b)	7,621	87,337
Service Corp. International	29,146	773,535
ServiceMaster Global Holdings,
Inc. (a)	20,442	688,487
Shoe Carnival, Inc.	2,381	63,477
Shutterfly, Inc. (a)	5,172	230,878
SiteOne Landscape Supply, Inc. (a)	1,655	59,464
SolarCity Corp. (a)(b)	10,781	210,876
Sonic Automotive, Inc., Class A	4,134	77,719
Sotheby's	7,190	273,364
SP Plus Corp. (a)	2,950	75,431
Sportsman's Warehouse Holdings,
Inc. (a)	4,298	45,215
Stage Stores, Inc.	4,672	26,210
Stamps.com, Inc. (a)	2,505	236,748
Stein Mart, Inc.	4,383	27,832
Strayer Education, Inc. (a)	1,653	77,162
Tailored Brands, Inc.	7,130	111,941
Tile Shop Holdings, Inc. (a)	5,605	92,763
Titan Machinery, Inc. (a)	2,671	27,778
TrueCar, Inc. (a)	8,752	82,619
Trupanion, Inc. (a)	3,225	54,503
Tuesday Morning Corp. (a)	6,404	38,296
VCA, Inc. (a)	12,264	858,235

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
General Retailers (continued)
Weight Watchers International, Inc.
(a)(b)	4,031	$41,600
West Marine, Inc. (a)	3,086	25,521
Williams-Sonoma, Inc.	12,296	628,080
Winmark Corp.	437	46,112
Zumiez, Inc. (a)	2,839	51,102
		_______________
		25,759,059
______________________________________________________________
Health Care Equipment & Services — 5.1%
AAC Holdings, Inc. (a)(b)	2,226	38,710
Abaxis, Inc.	3,511	181,238
ABIOMED, Inc. (a)	6,107	785,238
Acadia Healthcare Co., Inc. (a)	11,606	575,077
Accuray, Inc. (a)	12,884	82,071
AdCare Health Systems, Inc.	7,324	15,380
Addus HomeCare Corp. (a)	1,286	33,642
Adeptus Health, Inc., Class A (a)(b)	2,391	102,933
Air Methods Corp. (a)	5,272	166,015
Alere, Inc. (a)	13,093	566,141
Align Technology, Inc. (a)	11,385	1,067,344
Alliance HealthCare Services, Inc.
(a)	2,209	15,154
Almost Family, Inc. (a)	1,371	50,412
Alphatec Holdings, Inc. (a)	1,899	17,851
Amedisys, Inc. (a)	4,240	201,146
Amsurg Corp. (a)	8,158	546,994
Analogic Corp.	1,873	165,948
AngioDynamics, Inc. (a)	4,708	82,578
Anika Therapeutics, Inc. (a)	2,272	108,715
Antares Pharma, Inc. (a)	26,095	43,840
AtriCure, Inc. (a)	5,376	85,048
Atrion Corp.	224	95,558
AxoGen, Inc. (a)	4,935	44,563
Bio-Rad Laboratories, Inc., Class A
(a)	3,189	522,390
Biolase, Inc. (a)	11,125	19,469
BioScrip, Inc. (a)	20,256	58,540
Biostage, Inc. (a)	3,656	3,912
BioTelemetry, Inc. (a)	4,630	85,979
Bovie Medical Corp. (a)	4,719	24,586
Brookdale Senior Living, Inc. (a)	28,172	491,601
Bruker Corp.	15,893	359,976
CalAtlantic Group, Inc.	11,398	381,149
Cantel Medical Corp.	5,470	426,551
Capital Senior Living Corp. (a)	4,670	78,456
Cardiovascular Systems, Inc. (a)	5,198	123,401
Cepheid, Inc. (a)	11,137	586,809
Civitas Solutions, Inc. (a)	2,868	52,370
Cogentix Medical, Inc. (a)	6,713	12,218
Community Health Systems, Inc.
(a)	17,321	199,884
CONMED Corp.	3,573	143,134
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	10

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Health Care Equipment & Services (continued)			Health Care Equipment & Services (continued)
Corindus Vascular Robotics, Inc.			National Healthcare Corp.	1,472	$97,137
(a)(b)	20,807	$23,096	Natus Medical, Inc. (a)	5,169	203,090
Corvel Corp. (a)	1,635	62,784	Navidea Biopharmaceuticals, Inc.
CryoLife, Inc.	4,639	81,507	(a)(b)	26,298	24,076
Cutera, Inc. (a)	3,451	41,136	Neogen Corp. (a)	5,645	315,781
Cynosure, Inc., Class A (a)	3,689	187,918	NeoGenomics, Inc. (a)	9,277	76,257
CytoSorbents Corp. (a)(b)	4,303	27,539	Nevro Corp. (a)	3,386	353,465
Derma Sciences, Inc. (a)	7,068	33,008	NuVasive, Inc. (a)	7,590	505,949
DexCom, Inc. (a)	12,688	1,112,230	NxStage Medical, Inc. (a)	9,415	235,281
Dextera Surgical, Inc. (a)	3,562	6,732	Omnicell, Inc. (a)	5,518	211,339
Endologix, Inc. (a)	12,883	164,902	OraSure Technologies, Inc. (a)	9,831	78,353
Ensign Group, Inc.	6,892	138,736	Orthofix International NV (a)	2,789	119,286
Envision Healthcare Holdings, Inc.			Owens & Minor, Inc.	9,148	317,710
(a)	28,340	631,132	PAREXEL International Corp. (a)	7,939	551,364
Escalon Medical Corp. (a)	1,399	937	Penumbra, Inc. (a)	3,853	292,789
Exactech, Inc. (a)	1,877	50,735	PharMerica Corp. (a)	4,613	129,487
Five Star Quality Care, Inc. (a)	7,271	13,888	Psychemedics Corp.	1,320	26,189
Fluidigm Corp. (a)	4,592	36,782	Quidel Corp. (a)	4,380	96,754
FONAR Corp. (a)	1,417	29,105	Quorum Health Corp. (a)	4,330	27,149
Genesis Healthcare, Inc. (a)	5,313	14,186	RadNet, Inc. (a)	5,911	43,741
GenMark Diagnostics, Inc. (a)	7,790	91,922	ResMed, Inc.	21,192	1,373,030
Glaukos Corp. (a)	1,961	74,008	Retractable Technologies, Inc. (a)	4,605	11,789
Globus Medical, Inc., Class A (a)	11,083	250,143	Rockwell Medical, Inc. (a)(b)	7,565	50,685
Haemonetics Corp. (a)	7,760	280,990	RTI Surgical, Inc. (a)	10,112	31,651
Halyard Health, Inc. (a)	6,988	242,204	SeaSpine Holdings Corp. (a)	1,779	17,986
Healthcare Services Group, Inc.	10,637	421,012	Select Medical Holdings Corp. (a)	16,098	217,323
HealthSouth Corp.	13,450	545,666	Spark Therapeutics, Inc. (a)	3,374	202,642
HealthStream, Inc. (a)	3,976	109,738	Spectranetics Corp. (a)	6,991	175,404
Healthways, Inc. (a)	5,011	132,591	Staar Surgical Co. (a)	5,027	47,254
Hill-Rom Holdings, Inc.	8,845	548,213	STERIS PLC	12,865	940,431
HMS Holdings Corp. (a)	13,041	289,119	Surgery Partners, Inc. (a)	3,215	65,072
Hooper Holmes, Inc. (a)	639	792	Surgical Care Affiliates, Inc. (a)	4,259	207,669
ICU Medical, Inc. (a)	2,177	275,129	SurModics, Inc. (a)	2,327	70,019
IDEXX Laboratories, Inc. (a)	13,601	1,533,241	T2 Biosystems, Inc. (a)	4,053	29,344
Inogen, Inc. (a)	2,528	151,427	Tandem Diabetes Care, Inc. (a)	3,670	28,112
Insulet Corp. (a)	8,659	354,499	Team Health Holdings, Inc. (a)	11,401	371,217
Integra LifeSciences Holdings			Teleflex, Inc.	6,595	1,108,290
Corp. (a)	4,481	369,907	Tenet Healthcare Corp. (a)	12,189	276,203
Intersect ENT, Inc. (a)	4,481	70,979	Triple-S Management Corp., Class
Invacare Corp.	4,891	54,632	B (a)	3,526	77,325
Juno Therapeutics, Inc. (a)	11,502	345,175	U.S. Physical Therapy, Inc.	1,955	122,578
K2M Group Holdings, Inc. (a)	4,001	71,138	Unilife Corp. (a)(b)	2,413	5,067
Kindred Healthcare, Inc.	12,162	124,296	Universal American Corp.	8,418	64,398
LHC Group, Inc. (a)	2,418	89,176	Utah Medical Products, Inc.	662	39,588
LifePoint Hospitals, Inc. (a)	6,433	381,027	Vascular Solutions, Inc. (a)	2,784	134,272
LivaNova PLC (a)	6,732	404,660	VWR Corp. (a)	13,221	374,948
Magellan Health Services, Inc. (a)	3,708	199,231	WellCare Health Plans, Inc. (a)	6,769	792,582
Masimo Corp. (a)	6,637	394,835	West Pharmaceutical Services, Inc.	11,109	827,620
MEDNAX, Inc. (a)	13,919	922,134	Wright Medical Group NV (a)	15,623	383,232
Meridian Bioscience, Inc.	6,734	129,899	Zafgen, Inc. (a)	2,989	9,894
Merit Medical Systems, Inc. (a)	7,010	170,273	Zeltiq Aesthetics, Inc. (a)	5,536	217,122
Molina Healthcare, Inc. (a)	6,417	374,239			_______________
					32,726,286
Natera, Inc. (a)	4,291	47,673
			______________________________________________________________
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Household Goods & Home Construction — 1.5%			Industrial Engineering — 2.8%
ACCO Brands Corp. (a)	16,442	$158,501	Accuride Corp. (a)	6,798	$17,403
Bassett Furniture Industries, Inc.	1,739	40,432	AGCO Corp.	10,320	508,982
Beazer Homes USA, Inc. (a)	5,712	66,602	Alamo Group, Inc.	1,607	105,885
Briggs & Stratton Corp.	6,373	118,856	Albany International Corp., Class A	4,299	182,192
Cavco Industries, Inc. (a)	1,393	137,977	Altra Industrial Motion Corp.	4,066	117,792
Central Garden and Pet Co., Class			American Railcar Industries, Inc.	1,354	56,150
A (a)	6,265	155,372	Astec Industries, Inc.	2,944	176,257
Compx International, Inc.	1,034	11,974	Babcock & Wilcox Enterprises, Inc.
Comstock Holdings Cos., Inc. (a)(b)	1,729	3,199	(a)	8,137	134,261
Dixie Group, Inc. (a)	2,900	14,500	Broadwind Energy, Inc. (a)	4,880	21,472
Edgewell Personal Care Co. (a)	8,921	709,398	Ceco Environmental Corp.	4,277	48,245
Energizer Holdings, Inc.	9,214	460,331	Chicago Rivet & Machine Co.	494	14,079
Ethan Allen Interiors, Inc.	3,943	123,298	CIRCOR International, Inc.	2,547	151,699
Flexsteel Industries, Inc.	1,215	62,840	CLARCOR, Inc.	7,187	467,155
Forward Industries, Inc. (a)	2,823	4,206	Colfax Corp. (a)	14,850	466,736
Herman Miller, Inc.	8,959	256,227	Columbus McKinnon Corp.	2,933	52,325
HNI Corp.	6,656	264,909	Commercial Vehicle Group, Inc. (a)	5,294	30,599
Hooker Furniture Corp.	1,876	45,943	Crane Co.	7,597	478,687
Hovnanian Enterprises, Inc., Class			Donaldson Co., Inc.	20,116	750,930
A (a)	21,351	36,083	Douglas Dynamics, Inc.	3,445	110,033
Interface, Inc.	9,610	160,391	Dynamic Materials Corp.	2,800	29,848
iRobot Corp. (a)	4,266	187,619	Energy Recovery, Inc. (a)	5,232	83,607
KB Home	12,278	197,921	EnPro Industries, Inc.	3,157	179,381
Knoll, Inc.	7,374	168,496	Federal Signal Corp.	9,098	120,640
La-Z-Boy, Inc.	7,437	182,653	Franklin Electric Co., Inc.	5,838	237,665
LGI Homes, Inc. (a)	2,808	103,447	FreightCar America, Inc.	2,656	38,193
Libbey, Inc.	3,627	64,742	GATX Corp.	6,015	267,968
Lifetime Brands, Inc.	2,050	27,593	Gorman-Rupp Co.	2,838	72,681
M/I Homes, Inc. (a)	4,013	94,586	Graco, Inc.	8,356	618,344
Manitowoc Foodservice, Inc. (a)	19,950	323,589	Graham Corp.	1,902	36,328
MDC Holdings, Inc.	5,655	145,899	Greenbrier Cos., Inc.	4,279	151,049
Meritage Homes Corp. (a)	5,844	202,787	H&E; Equipment Services, Inc.	4,783	80,163
National Presto Industries, Inc.	790	69,354	Horizon Global Corp. (a)	3,297	65,709
NVR, Inc. (a)	549	900,289	Hurco Cos., Inc.	1,373	38,540
Oil-Dri Corp. of America	1,129	42,496	Hyster-Yale Materials Handling,
Scotts Miracle-Gro Co., Class A	6,850	570,399	Inc.	1,367	82,198
Select Comfort Corp. (a)	7,058	152,453	IDEX Corp.	11,400	1,066,698
Spectrum Brands Holdings, Inc.	3,650	502,568	John Bean Technologies Corp.	4,305	303,718
Steelcase, Inc., Class A	12,921	179,473	Joy Global, Inc.	14,760	409,442
Taylor Morrison Home Corp., Class			Kadant, Inc.	1,829	95,309
A (a)	5,375	94,600	Kennametal, Inc.	11,991	347,979
Tempur Sealy International, Inc. (a)	7,764	440,529	Key Technology, Inc. (a)	998	10,788
Toll Brothers, Inc. (a)	22,796	680,689	Kimball International, Inc., Class B	5,240	67,806
TRI Pointe Group, Inc. (a)	22,019	290,210	Lincoln Electric Holdings, Inc.	9,618	602,279
Tupperware Brands Corp.	7,504	490,536	Lindsay Corp.	1,553	114,891
Virco Manufacturing Corp. (a)	5,315	21,951	Lydall, Inc. (a)	2,799	143,113
Wayfair, Inc., Class A (a)(b)	4,521	177,992	Manitex International, Inc. (a)(b)	2,717	14,971
WCI Communities, Inc. (a)	3,484	82,640	Manitowoc Co., Inc.	23,435	112,254
WD-40 Co.	2,138	240,375	Materion Corp.	3,097	95,109
William Lyon Homes, Class A (a)	4,111	76,259	Meritor, Inc. (a)	14,359	159,816
		_________________	MFRI, Inc. (a)	1,937	14,760
		9,543,184
			Middleby Corp. (a)	8,715	1,077,348
_______________________________________________________________
			Miller Industries, Inc.	2,019	46,013
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	12

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Industrial Engineering (continued)
MSA Safety, Inc.	4,681	$271,685
Mueller Industries, Inc.	8,443	273,722
NACCO Industries, Inc., Class A	799	54,300
Navistar International Corp. (a)	9,906	226,748
NN, Inc.	4,181	76,303
Nordson Corp.	8,037	800,726
Oshkosh Corp.	11,103	621,768
Paylocity Holding Corp. (a)	3,681	163,657
Proto Labs, Inc. (a)	3,660	219,271
Spartan Motors, Inc.	5,545	53,121
SPX Corp. (a)	6,490	130,709
SPX FLOW, Inc. (a)	6,381	197,301
Standex International Corp.	2,053	190,662
Sun Hydraulics Corp.	3,942	127,208
Tennant Co.	2,625	170,100
Terex Corp.	16,239	412,633
Timken Co.	10,204	358,569
TimkenSteel Corp. (a)	5,808	60,694
Toro Co.	16,514	773,516
Trinity Industries, Inc.	22,496	543,953
Twin Disc, Inc.	1,831	21,935
Wabash National Corp. (a)	10,252	145,989
Wabtec Corp.	13,674	1,116,482
Woodward, Inc.	8,136	508,337
		_________________
		18,194,879
_______________________________________________________________
Industrial Metals & Mining — 0.7%
AK Steel Holding Corp. (a)	37,112	179,251
Allegheny Technologies, Inc.	16,681	301,426
Ampco-Pittsburgh Corp.	1,955	21,681
Carpenter Technology Corp.	7,069	291,667
Century Aluminum Co. (a)	7,937	55,162
Cliffs Natural Resources, Inc. (a)	31,471	184,105
Commercial Metals Co.	17,547	284,086
Friedman Industries, Inc.	2,787	14,827
Handy & Harman Ltd. (a)	780	16,411
Haynes International, Inc.	2,039	75,667
Kaiser Aluminum Corp.	2,591	224,096
McEwen Mining, Inc.	31,501	115,609
Olympic Steel, Inc.	1,597	35,294
Reliance Steel & Aluminum Co.	11,027	794,275
Ryerson Holding Corp. (a)	2,400	27,096
Steel Dynamics, Inc.	36,758	918,582
Synalloy Corp.	2,147	20,117
United States Steel Corp.	25,424	479,497
Universal Stainless & Alloy
Products, Inc. (a)	1,302	13,658
Uranium Energy Corp. (a)	19,733	19,478
Worthington Industries, Inc.	6,553	314,741
		_________________
		4,386,726
_______________________________________________________________
Industrial Transportation — 1.2%
Air Lease Corp.	14,722	420,755

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Industrial Transportation (continued)
Air Transport Services Group, Inc.
(a)	8,433	$121,014
Aircastle Ltd.	8,419	167,201
ArcBest Corp.	3,519	66,931
Ardmore Shipping Corp.	6,365	44,810
Atlas Air Worldwide Holdings, Inc.
(a)	3,769	161,389
CAI International, Inc. (a)	2,930	24,231
Celadon Group, Inc.	4,175	36,489
Covenant Transportation Group,
Inc., Class A (a)	2,275	43,976
Echo Global Logistics, Inc. (a)	4,536	104,600
Forward Air Corp.	4,502	194,757
FRP Holdings, Inc. (a)	1,209	37,564
Genco Shipping & Trading, Ltd. (a)	177	811
Gener8 Maritime, Inc. (a)	12,477	63,882
Genesee & Wyoming, Inc., Class A
(a)	8,719	601,175
Heartland Express, Inc.	6,722	126,911
Hub Group, Inc., Class A (a)	5,287	215,498
Kirby Corp. (a)	8,071	501,693
Knight Transportation, Inc.	9,738	279,383
Landstar System, Inc.	6,328	430,810
Macquarie Infrastructure Corp.	11,459	953,847
Marten Transport Ltd.	3,567	74,907
Matson, Inc.	6,329	252,400
Old Dominion Freight Line, Inc. (a)	10,535	722,806
Overseas Shipholding Group, Inc.,
Class A	5,813	61,443
PAM Transportation Services, Inc.
(a)	659	13,193
Patriot Transportation Holding, Inc.
(a)	627	13,324
PHH Corp. (a)	8,457	122,204
Rand Logistics, Inc. (a)	5,032	3,774
Roadrunner Transportation
Systems, Inc. (a)	4,706	37,554
Saia, Inc. (a)	4,133	123,825
Swift Transportation Co. (a)	12,764	274,043
Teekay Corp.	6,907	53,253
Textainer Group Holdings Ltd.	3,736	27,983
Triton International, Ltd.	4,790	63,180
Universal Truckload Services, Inc.	1,233	16,547
USA Truck, Inc. (a)	1,622	16,609
Werner Enterprises, Inc.	6,158	143,297
Wesco Aircraft Holdings, Inc. (a)	8,960	120,333
Willis Lease Finance Corp. (a)	1,351	32,113
World Fuel Services Corp.	10,630	491,744
XPO Logistics, Inc. (a)	12,259	449,538
YRC Worldwide, Inc. (a)	4,920	60,614
		_______________

7,772,411

______________________________________________________________

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Leisure Goods — 0.9%
Arctic Cat, Inc.	2,143	$33,195
Black Diamond, Inc. (a)	4,738	24,353
Brunswick Corp.	13,523	659,652
Callaway Golf Co.	14,931	173,349
Drew Industries, Inc.	3,780	370,516
DTS, Inc.	2,922	124,302
Eastman Kodak Co. (a)	6,100	91,500
Escalade, Inc.	2,070	26,413
Fitbit, Inc., Series A (a)(b)	20,556	305,051
Fox Factory Holding Corp. (a)	4,075	93,603
Glu Mobile, Inc. (a)	17,785	39,839
GoPro, Inc., Class A (a)(b)	15,121	252,218
Malibu Boats, Inc. (a)	3,744	55,786
Marine Products Corp.	2,700	24,219
Nautilus, Inc. (a)	4,821	109,533
Polaris Industries, Inc.	9,046	700,522
Pool Corp.	6,438	608,520
Skullcandy, Inc. (a)	3,869	24,530
Take-Two Interactive Software, Inc.
(a)	13,053	588,429
Thor Industries, Inc.	7,223	611,788
Universal Electronics, Inc. (a)	2,235	166,418
Vista Outdoor, Inc. (a)	9,083	362,048
Winnebago Industries, Inc.	4,162	98,098
Zedge, Inc., Class B (a)	4,053	13,861
		_________________
		5,557,743
_______________________________________________________________
Life Insurance — 0.3%
American Equity Investment Life
Holding Co.	11,676	207,015
AMERISAFE, Inc.	3,104	182,453
Atlantic American Corp.	2,927	9,542
Citizens, Inc. (a)(b)	8,213	76,874
CNO Financial Group, Inc.	26,587	405,984
eHealth, Inc. (a)	2,920	32,733
Employers Holdings, Inc.	4,842	144,437
FBL Financial Group, Inc., Class A	1,432	91,605
Genworth Financial, Inc., Class A
(a)	72,971	361,936
Independence Holding Co.	1,686	28,965
National Western Life Group, Inc.	443	90,979
Primerica, Inc.	6,834	362,407
		_________________
		1,994,930
_______________________________________________________________
Media — 3.9%
Acxiom Corp. (a)	11,802	314,523
AH Belo Corp., Class A	3,599	26,453
AMC Networks, Inc., Class A (a)	9,248	479,601
Ascent Capital Group, Inc., Class A
(a)	2,129	49,329
Avid Technology, Inc. (a)	5,767	45,790
Bankrate, Inc. (a)	7,128	60,445

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Media (continued)
Beasley Broadcasting Group, Inc.,
Class A	784	$4,257
Cable One, Inc.	715	417,560
Clear Channel Outdoor Holdings,
Inc., Class A	5,624	32,844
ComScore, Inc. (a)	7,063	216,552
CSS Industries, Inc.	1,461	37,372
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	25,485	8,407
DISH Network Corp., Class A (a)	34,096	1,867,779
Dolby Laboratories, Inc., Class A	8,192	444,744
Emmis Communications Corp.,
Class A (a)	2,653	10,745
Entercom Communications Corp.,
Class A	4,346	56,237
Entravision Communications Corp.,
Class A	10,513	80,214
EW Scripps Co. (a)	8,572	136,295
FactSet Research Systems, Inc.	6,123	992,538
Gannett Co., Inc.	17,822	207,448
Global Eagle Entertainment, Inc.
(a)	7,875	65,441
Graham Holdings Co., Class B	660	317,704
Gray Television, Inc. (a)	10,007	103,673
Groupon, Inc. (a)	60,701	312,610
Harte-Hanks, Inc.	6,749	10,933
John Wiley & Sons, Inc., Class A	6,748	348,264
Lamar Advertising Co., Class A	12,563	820,490
Lee Enterprises, Inc. (a)	8,464	31,740
Liberty Global PLC, Class A (a)	40,283	1,376,873
Liberty Global PLC, Class C (a)	96,606	3,191,862
Liberty Global PLC LiLAC, Class A
(a)	7,846	216,471
Liberty Global PLC LiLAC, Class C
(a)	18,370	515,278
Liberty Interactive Corp QVC Group,
Series A (a)	63,267	1,265,973
Liberty Media Group, Class A (a)	3,415	97,840
Liberty Media Group, Class C (a)	6,777	190,705
Liberty SiriusXM Group, Class A (a)	13,849	470,589
Liberty SiriusXM Group, Class C (a)	25,336	846,476
Liberty Broadband Corp., Class A
(a)	4,076	285,972
Liberty Broadband Corp., Class C
(a)	10,186	728,095
Liberty Ventures, Series A (a)	20,947	835,157
Lions Gate Entertainment Corp.	16,132	322,479
Live Nation Entertainment, Inc. (a)	20,179	554,519
Marchex, Inc., Class B (a)	5,246	14,531
McClatchy Co., Class A (a)	1,090	17,582
Media General, Inc. (a)	15,632	288,098
Meredith Corp.	5,493	285,581
Morningstar, Inc.	2,851	225,999
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	14

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Media (continued)
MSG Networks, Inc., Class A (a)	9,903	$184,295
National CineMedia, Inc.	9,730	143,226
New Media Investment Group, Inc.	7,101	110,065
New York Times Co., Class A	18,334	219,091
Nexstar Broadcasting Group, Inc.,
Class A	4,695	270,948
Outfront Media, Inc.	21,224	501,948
Pandora Media, Inc. (a)	34,802	498,713
QuinStreet, Inc. (a)	7,427	22,430
Quotient Technology, Inc. (a)	10,529	140,141
Remark Media, Inc. (a)	1,421	6,451
RetailMeNot, Inc. (a)	6,625	65,521
Rubicon Project, Inc. (a)	6,574	54,433
Saga Communications, Inc., Class
A	1,046	47,426
Scholastic Corp.	3,775	148,584
Sinclair Broadcast Group, Inc.,
Class A	9,936	286,952
Sirius XM Holdings, Inc. (a)	265,230	1,106,009
Spanish Broadcasting System, Inc.
(a)	1,474	5,645
SPAR Group, Inc. (a)	3,165	3,387
Starz, Class A (a)	12,630	393,930
TechTarget, Inc. (a)	5,183	41,775
TheStreet, Inc.	16,585	18,243
Time, Inc.	15,065	218,141
Tribune Media Co., Class A	11,659	425,787
TRONC, Inc.	3,616	61,038
TubeMogul, Inc. (a)	4,314	40,422
Value Line, Inc.	1,830	29,719
WebMD Health Corp. (a)	5,811	288,807
XO Group, Inc. (a)	4,167	80,548
Yelp, Inc. (a)	8,984	374,633
		_________________
		25,018,376
_______________________________________________________________
Mining — 0.5%
Cloud Peak Energy, Inc. (a)	9,192	50,004
Coeur Mining, Inc. (a)	24,181	286,061
Compass Minerals International,
Inc.	5,017	369,753
CONSOL Energy, Inc.	27,128	520,858
Fairmount Santrol Holdings, Inc.
(a)	15,413	130,702
General Moly, Inc. (a)	21,436	6,004
Gold Resource Corp.	8,706	64,599
Golden Minerals Co. (a)(b)	9,302	7,070
Hecla Mining Co.	58,333	332,498
Pershing Gold Corp. (a)(b)	5,475	24,802
Royal Gold, Inc.	9,867	764,002
Solitario Exploration & Royalty
Corp. (a)	15,315	10,108
Stillwater Mining Co. (a)	18,398	245,797
SunCoke Energy, Inc.	9,743	78,139

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Mining (continued)
U.S. Silica Holdings, Inc.	9,713	$452,237
Westmoreland Coal Co. (a)	3,275	29,016
		_______________
		3,371,650
______________________________________________________________
Mobile Telecommunications — 0.9%
ATN International, Inc.	1,577	102,568
Globalstar, Inc. (a)(b)	50,267	60,823
Iridium Communications, Inc. (a)	12,372	100,337
NII Holdings, Inc. (a)	14,857	49,474
ORBCOMM, Inc. (a)	10,768	110,372
pdvWireless, Inc. (a)(b)	1,832	41,953
SBA Communications Corp., Class
A (a)	18,839	2,112,982
Shenandoah Telecommunications
Co.	6,758	183,885
Spok Holdings, Inc.	3,740	66,647
Sprint Corp. (a)	95,860	635,552
T-Mobile U.S., Inc. (a)	43,229	2,019,659
Telephone & Data Systems, Inc.	13,666	371,442
Towerstream Corp. (a)(b)	761	1,035
United States Cellular Corp. (a)	1,710	62,141
		_______________
		5,918,870
______________________________________________________________
Nonlife Insurance — 3.4%
Alleghany Corp. (a)	2,323	1,219,621
Allied World Assurance Co.
Holdings AG	13,364	540,173
Ambac Financial Group, Inc. (a)	6,380	117,328
American Financial Group, Inc.	10,964	822,300
American National Insurance Co.	1,133	138,181
AmTrust Financial Services, Inc.	16,477	442,078
Arch Capital Group Ltd. (a)	18,353	1,454,659
Argo Group International Holdings
Ltd.	4,567	257,670
Aspen Insurance Holdings Ltd.	8,994	419,030
Assured Guaranty Ltd.	19,922	552,836
Axis Capital Holdings Ltd.	13,655	741,876
Baldwin & Lyons, Inc., Class B	2,261	57,949
Brown & Brown, Inc.	17,387	655,664
CNA Financial Corp.	4,047	139,257
Donegal Group, Inc., Class A	2,337	37,649
EMC Insurance Group, Inc.	1,652	44,488
Endurance Specialty Holdings Ltd.	9,470	619,812
Enstar Group Ltd. (a)	1,653	271,869
Erie Indemnity Co., Class A	2,694	274,977
Everest Re Group Ltd.	6,141	1,166,606
Federated National Holding Co.	2,537	47,417
First Acceptance Corp. (a)	8,599	8,685
First American Financial Corp.	16,805	660,100
Global Indemnity PLC (a)	1,701	50,520
Greenlight Capital Re Ltd. (a)	5,039	102,997
Hanover Insurance Group, Inc.	6,362	479,822
HCI Group, Inc.	1,768	53,677
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Nonlife Insurance (continued)
Heritage Insurance Holdings, Inc.	4,282	$61,704
Hilltop Holdings, Inc. (a)	12,181	273,585
Horace Mann Educators Corp.	6,108	223,858
Infinity Property & Casualty Corp.	1,707	141,049
James River Group Holdings Ltd.	2,324	84,129
Kemper Corp.	7,415	291,558
Maiden Holdings Ltd.	9,947	126,227
Markel Corp. (a)	2,111	1,960,634
MBIA, Inc. (a)	19,667	153,206
Mercury General Corp.	3,553	194,882
National General Holdings Corp.	9,620	213,949
National Interstate Corp.	1,300	42,289
Navigators Group, Inc.	1,797	174,165
Old Republic International Corp.	36,839	649,103
OneBeacon Insurance Group Ltd.	3,598	51,379
Prism Technologies Group, Inc. (a)	1,044	219
ProAssurance Corp.	7,994	419,525
Reinsurance Group of America,
Inc.	9,662	1,042,916
RenaissanceRe Holdings Ltd.	6,043	726,127
RLI Corp.	5,685	388,627
Safety Insurance Group, Inc.	2,336	157,026
Selective Insurance Group, Inc.	8,303	330,958
State Auto Financial Corp.	2,450	58,335
State National Cos., Inc.	5,202	57,846
Third Point Reinsurance Ltd. (a)	9,561	114,732
United Fire Group, Inc.	3,306	139,910
United Insurance Holdings Corp.	3,080	52,298
Universal Insurance Holdings, Inc.	4,997	125,924
Validus Holdings Ltd.	12,433	619,412
W.R. Berkley Corp.	14,911	861,259
White Mountains Insurance Group
Ltd.	751	623,330
		_________________
		21,737,402
_______________________________________________________________
Oil & Gas Producers — 2.4%
Abraxas Petroleum Corp. (a)	26,599	44,952
Adams Resources & Energy, Inc.	460	18,087
Alon USA Energy, Inc.	4,552	36,689
Approach Resources, Inc. (a)(b)	5,719	19,330
Barnwell Industries, Inc. (a)	4,904	7,945
Bill Barrett Corp. (a)	10,675	59,353
Bonanza Creek Energy, Inc. (a)(b)	6,854	6,991
California Resources Corp. (a)(b)	6,902	86,275
Callon Petroleum Co. (a)	20,188	316,952
Carrizo Oil & Gas, Inc. (a)	8,650	351,363
Cheniere Energy, Inc. (a)	35,665	1,554,994
Clayton Williams Energy, Inc. (a)(b)	984	84,073
Cobalt International Energy, Inc. (a)	50,294	62,365
Comstock Resources, Inc. (a)	2,950	22,538
Contango Oil & Gas Co. (a)	4,568	46,685
Continental Resources, Inc. (a)	13,189	685,300
CVR Energy, Inc.	2,373	32,676

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Oil & Gas Producers (continued)
Dawson Geophysical Co. (a)	5,308	$40,500
Delek U.S. Holdings, Inc.	8,207	141,899
Denbury Resources, Inc. (a)	62,278	201,158
Diamondback Energy, Inc. (a)	12,039	1,162,245
Eclipse Resources Corp. (a)	13,713	45,116
Energen Corp.	14,820	855,410
EP Energy Corp., Class A (a)(b)	8,656	37,913
Era Group, Inc. (a)	2,473	19,908
Evolution Petroleum Corp.	8,686	54,548
EXCO Resources, Inc. (a)	28,887	30,909
Gastar Exploration, Inc. (a)	27,518	23,247
Gulfport Energy Corp. (a)	19,474	550,141
Halcon Resources Corp. (a)	370	3,471
Harvest Natural Resources, Inc. (a)	9,380	7,542
HollyFrontier Corp.	26,750	655,375
Houston American Energy Corp.
(a)(b)	5,104	970
Isramco, Inc. (a)(b)	299	24,937
Kosmos Energy Ltd. (a)	26,027	166,833
Laredo Petroleum, Inc. (a)	21,343	275,325
Magellan Petroleum Corp. (a)	3,259	17,892
Matador Resources Co. (a)	13,357	325,109
Nabors Industries Ltd.	42,757	519,925
Northern Oil and Gas, Inc. (a)	8,538	22,882
Oasis Petroleum, Inc. (a)	28,094	322,238
Pacific Ethanol, Inc. (a)	6,461	44,646
Panhandle Oil and Gas, Inc.	3,937	69,016
Parsley Energy, Inc., Class A (a)	22,830	765,033
PBF Energy, Inc., Class A	14,864	336,521
PDC Energy, Inc. (a)	7,380	494,903
PetroQuest Energy, Inc. (a)	2,933	10,148
Pioneer Energy Services Corp. (a)	10,165	41,067
QEP Resources, Inc.	36,814	718,977
Resolute Energy Corp. (a)	2,135	55,638
Rex Energy Corp. (a)	39,593	23,118
Ring Energy, Inc. (a)	6,379	69,850
RSP Permian, Inc. (a)	11,444	443,798
Sanchez Energy Corp. (a)	8,884	78,535
SemGroup Corp., Class A	7,987	282,420
SM Energy Co.	13,273	512,072
Stone Energy Corp. (a)	854	10,146
Syntroleum Corp. (a)	2,214	—
Targa Resources Corp.	25,223	1,238,702
Torchlight Energy Resources, Inc.
(a)(b)	15,877	17,306
Trecora Resources (a)	4,189	47,838
Triangle Petroleum Corp. (a)(b)	11,728	3,225
VAALCO Energy, Inc. (a)	10,701	9,943
W&T; Offshore, Inc. (a)	5,629	9,907
Western Refining, Inc.	12,046	318,737
Whiting Petroleum Corp. (a)	42,577	372,123
WPX Energy, Inc. (a)	52,600	693,794
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	16

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Oil & Gas Producers (continued)
Zion Oil & Gas, Inc. (a)(b)	14,230	$19,922
		_________________
		15,629,446
_______________________________________________________________
Oil Equipment, Services & Distribution — 1.3%		135,313
Archrock, Inc.	10,345
Atwood Oceanics, Inc.	10,264	89,194
Basic Energy Services, Inc. (a)(b)	7,015	5,818
Bristow Group, Inc.	5,197	72,862
CARBO Ceramics, Inc.	2,969	32,481
Chart Industries, Inc. (a)	4,840	158,897
Core Laboratories NV	6,667	748,904
Diamond Offshore Drilling, Inc.	9,726	171,275
Dril-Quip, Inc. (a)	5,798	323,180
Ensco PLC, Class A	44,868	381,378
Exterran Corp. (a)	5,172	81,097
Flotek Industries, Inc. (a)	8,081	117,498
Forum Energy Technologies, Inc.
(a)	10,079	200,169
Frank's International NV (b)	3,901	50,713
Geospace Technologies Corp. (a)	2,032	39,583
Gulf Island Fabrication, Inc.	2,513	23,120
Gulfmark Offshore, Inc., Class A (a)	4,514	7,583
Helix Energy Solutions Group, Inc.
(a)	16,747	136,153
Hornbeck Offshore Services, Inc.
(a)	5,026	27,643
ION Geophysical Corp. (a)	1,418	9,713
Matrix Service Co. (a)	4,118	77,254
McDermott International, Inc. (a)	35,472	177,715
Mitcham Industries, Inc. (a)	4,047	13,355
MRC Global, Inc. (a)	15,474	254,238
Natural Gas Services Group, Inc.
(a)	2,730	67,131
Newpark Resources, Inc. (a)	13,319	98,028
Noble Corp. PLC	36,851	233,635
NOW, Inc. (a)	16,086	344,723
Oceaneering International, Inc.	14,799	407,120
OGE Energy Corp.	30,032	949,612
Oil States International, Inc. (a)	8,015	253,034
Par Pacific Holdings, Inc. (a)	4,328	56,610
Parker Drilling Co. (a)	19,733	42,821
Patterson-UTI Energy, Inc.	22,573	504,958
PHI, Inc. (a)	1,452	26,383
Rowan Cos. PLC, Class A	18,906	286,615
RPC, Inc. (a)	9,161	153,905
SEACOR Holdings, Inc. (a)	2,530	150,510
Superior Energy Services, Inc.	22,991	411,539
Tesco Corp.	8,172	66,683
TETRA Technologies, Inc. (a)	15,131	92,450
Tidewater, Inc.	6,879	19,399
Unit Corp. (a)	8,312	154,603
Weatherford International PLC (a)	135,610	762,128

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Oil Equipment, Services & Distribution	(continued)
Willbros Group, Inc. (a)	9,067	$17,046
		_______________
		8,434,069
______________________________________________________________
Personal Goods — 1.0%
Avon Products, Inc.	65,408	370,209
Carter's, Inc.	7,612	660,036
Cherokee, Inc. (a)	1,956	20,147
Columbia Sportswear Co.	4,110	233,201
Crocs, Inc. (a)	11,409	94,695
Culp, Inc.	2,014	59,957
Deckers Outdoor Corp. (a)	4,841	288,282
Fossil Group, Inc. (a)	6,527	181,255
G-III Apparel Group Ltd. (a)	6,412	186,910
Helen of Troy Ltd. (a)	4,169	359,243
Iconix Brand Group, Inc. (a)	9,546	77,514
Inter Parfums, Inc.	2,513	81,094
Kate Spade & Co. (a)	19,689	337,273
Lakeland Industries, Inc. (a)	2,101	20,905
lululemon athletica, Inc. (a)	16,248	990,803
Movado Group, Inc.	2,476	53,184
Nu Skin Enterprises, Inc., Class A	7,874	510,078
Orchids Paper Products Co.	1,530	41,662
Oxford Industries, Inc.	2,185	147,924
Perry Ellis International, Inc. (a)	2,072	39,948
Revlon, Inc., Class A (a)	1,899	69,845
Rocky Brands, Inc.	1,306	13,804
Sequential Brands Group, Inc. (a)	7,426	59,408
Skechers U.S.A., Inc., Class A (a)	20,341	465,809
Steven Madden Ltd. (a)	8,495	293,587
Unifi, Inc. (a)	2,485	73,134
Vera Bradley, Inc. (a)	3,075	46,586
Vince Holding Corp. (a)	2,985	16,835
Weyco Group, Inc.	1,357	36,463
Wolverine World Wide, Inc.	15,101	347,776
		_______________
		6,177,567
______________________________________________________________
Pharmaceuticals & Biotechnology — 5.5%
ACADIA Pharmaceuticals, Inc. (a)	14,086	448,076
Accelerate Diagnostics, Inc. (a)	3,723	101,489
Acceleron Pharma, Inc. (a)	4,714	170,600
AcelRx Pharmaceuticals, Inc. (a)	6,998	27,222
Achillion Pharmaceuticals, Inc. (a)	18,775	152,077
Aclaris Therapeutics, Inc. (a)	1,414	36,213
Acorda Therapeutics, Inc. (a)	6,967	145,471
Acura Pharmaceuticals, Inc. (a)(b)	3,204	5,126
Adamas Pharmaceuticals, Inc. (a)	2,439	40,024
Adamis Pharmaceuticals Corp.
(a)(b)	4,970	17,047
Aduro Biotech, Inc. (a)	4,726	58,744
Advaxis, Inc. (a)(b)	5,697	60,901
Adverum Biotechnologies, Inc. (a)	2,724	11,196
Aegerion Pharmaceuticals, Inc. (a)	4,608	13,686
Aerie Pharmaceuticals, Inc. (a)	4,225	159,451
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Pharmaceuticals & Biotechnology (continued)			Pharmaceuticals & Biotechnology (continued)
Agenus, Inc. (a)	11,520	$82,714	Catalyst Pharmaceutical, Inc. (a)	12,442	$13,562
Agios Pharmaceuticals, Inc. (a)	4,540	239,803	CEL-SCI Corp. (a)	21,543	6,571
Aimmune Therapeutics, Inc. (a)	3,518	52,770	Celldex Therapeutics, Inc. (a)	14,541	58,746
Akebia Therapeutics, Inc. (a)	5,628	50,933	Cellular Biomedicine Group, Inc.
Akorn, Inc. (a)	13,339	363,621	(a)(b)	1,597	23,157
Albany Molecular Research, Inc. (a)	4,097	67,641	Cempra, Inc. (a)(b)	7,488	181,210
Alder Biopharmaceuticals, Inc. (a)	6,773	221,951	Cerus Corp. (a)	15,994	99,323
Aldeyra Therapeutics, Inc. (a)(b)	2,978	23,377	Charles River Laboratories
Alimera Sciences, Inc. (a)(b)	7,469	11,129	International, Inc. (a)	7,243	603,632
Alkermes PLC (a)	22,728	1,068,898	Chiasma, Inc. (a)	6,599	19,401
Alnylam Pharmaceuticals, Inc. (a)	10,795	731,685	Chimerix, Inc. (a)	6,230	34,514
AMAG Pharmaceuticals, Inc. (a)	5,495	134,682	Cleveland BioLabs, Inc. (a)	2,800	4,872
Amicus Therapeutics, Inc. (a)	21,883	161,934	Clovis Oncology, Inc. (a)	5,926	213,632
Amphastar Pharmaceuticals, Inc.			Coherus Biosciences, Inc. (a)	4,633	124,072
(a)	5,565	105,568	Collegium Pharmaceutical, Inc. (a)	1,959	37,730
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	6,589	Concert Pharmaceuticals, Inc. (a)	2,663	26,923
Anavex Life Sciences Corp. (a)(b)	8,408	30,521	ContraVir Pharmaceuticals, Inc.
ANI Pharmaceuticals, Inc. (a)	1,215	80,615	(a)(b)	5,453	5,835
Anthera Pharmaceuticals, Inc. (a)	5,522	17,394	Corbus Pharmaceuticals Holdings,
Applied Genetic Technologies Corp.			Inc. (a)(b)	6,152	41,772
(a)	2,151	21,037	Corcept Therapeutics, Inc. (a)	12,029	78,188
Apricus Biosciences, Inc. (a)(b)	12,376	4,187	CorMedix, Inc. (a)(b)	7,588	19,122
Aptevo Therapeutics, Inc. (a)	2,249	5,757	CTI BioPharma Corp. (a)	26,414	9,887
Aquinox Pharmaceuticals, Inc. (a)	2,845	38,009	Cumberland Pharmaceuticals, Inc.
Aratana Therapeutics, Inc. (a)	4,787	44,806	(a)	4,500	22,545
Arena Pharmaceuticals, Inc. (a)	36,143	63,250	Curis, Inc. (a)	19,155	49,995
Ariad Pharmaceuticals, Inc. (a)	29,611	405,375	Cytokinetics, Inc. (a)	6,535	59,991
ArQule, Inc. (a)	14,883	26,641	CytomX Therapeutics, Inc. (a)	3,758	58,925
Array BioPharma, Inc. (a)	20,224	136,512	Cytori Therapeutics, Inc. (a)(b)	2,594	5,266
Arrowhead Pharmaceuticals, Inc.			CytRx Corp. (a)	9,758	5,741
(a)	11,227	82,518	Depomed, Inc. (a)	9,157	218,761
Assembly Biosciences, Inc. (a)	2,704	19,496	Dermira, Inc. (a)	4,023	136,058
Atara Biotherapeutics, Inc. (a)	3,237	69,239	Dicerna Pharmaceuticals, Inc. (a)	2,670	15,700
Athersys, Inc. (a)(b)	16,987	36,182	Durect Corp. (a)	19,556	27,183
AVEO Pharmaceuticals, Inc. (a)	13,305	11,841	Dyax Corp.	21,860	24,265
Avexis, Inc. (a)	1,771	72,983	Dynavax Technologies Corp. (a)	6,009	63,034
Aviragen Therapeutics, Inc. (a)	9,180	17,626	Eagle Pharmaceuticals, Inc. (a)	1,253	87,710
Bio-Path Holdings, Inc. (a)	16,724	23,414	Edge Therapeutics, Inc. (a)	3,751	39,048
Bio-Techne Corp.	5,650	618,675	Editas Medicine, Inc. (a)	2,530	34,104
BioCryst Pharmaceuticals, Inc. (a)	10,728	47,310	Egalet Corp. (a)	2,864	21,795
BioDelivery Sciences International,			Eiger Biopharmaceuticals, Inc. (a)	1,169	15,653
Inc. (a)	8,009	21,624	Emergent Biosolutions, Inc. (a)	5,255	165,690
BioMarin Pharmaceutical, Inc. (a)	25,761	2,383,408	Enanta Pharmaceuticals, Inc. (a)	2,059	54,790
Biospecifics Technologies Corp. (a)	943	43,067	Endocyte, Inc. (a)	7,477	23,104
Biotime, Inc. (a)(b)	9,573	37,335	Enzo Biochem, Inc. (a)	8,028	40,863
Bluebird Bio, Inc. (a)	5,658	383,499	Epizyme, Inc. (a)	6,286	61,854
Calithera Biosciences, Inc. (a)	2,540	8,255	Esperion Therapeutics, Inc. (a)	2,194	30,387
Capricor Therapeutics, Inc. (a)(b)	1,665	5,511	Exact Sciences Corp. (a)	16,377	304,121
Cara Therapeutics, Inc. (a)	4,726	39,462	Exelixis, Inc. (a)	34,745	444,389
Carbylan Therapeutics, Inc. (a)	3,615	1,664	Fate Therapeutics, Inc. (a)	4,030	12,574
Cascadian Therapeutics, Inc. (a)	15,224	24,967	Fibrocell Science, Inc. (a)	4,586	3,302
CASI Pharmaceuticals, Inc. (a)	7,740	8,591	FibroGen, Inc. (a)	8,044	166,511
Catalent, Inc. (a)	15,983	413,001	Five Prime Therapeutics, Inc. (a)	4,356	228,646
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	18

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Pharmaceuticals & Biotechnology (continued)			Pharmaceuticals & Biotechnology (continued)
Flex Pharma, Inc. (a)	2,196	$25,869	Ligand Pharmaceuticals, Inc. (a)	2,895	$295,464
Flexion Therapeutics, Inc. (a)	3,651	71,341	Lion Biotechnologies, Inc. (a)	7,492	61,659
Fortress Biotech, Inc. (a)	6,807	20,217	Loxo Oncology, Inc. (a)	1,984	51,941
Foundation Medicine, Inc. (a)	2,028	47,354	Luminex Corp. (a)	6,445	146,430
Galena Biopharma, Inc. (a)	27,712	9,708	MacroGenics, Inc. (a)	4,979	148,922
Genocea Biosciences, Inc. (a)	3,917	20,055	Madrigal Pharmaceuticals, Inc. (a)	558	7,075
Genomic Health, Inc. (a)	2,857	82,624	MannKind Corp. (a)(b)	39,844	24,703
GenVec, Inc. (a)	8,267	3,812	Mast Therapeutics, Inc. (a)(b)	50,199	5,522
Geron Corp. (a)	25,126	56,785	Medgenics, Inc. (a)	7,157	39,864
Global Blood Therapeutics, Inc. (a)	3,298	76,019	Medicines Co. (a)	10,582	399,365
GTx, Inc. (a)	17,845	13,973	MediciNova, Inc. (a)(b)	4,864	36,431
Halozyme Therapeutics, Inc. (a)	17,395	210,132	MEI Pharma, Inc. (a)	8,459	14,888
Harvard Bioscience, Inc. (a)	6,840	18,605	Merrimack Pharmaceuticals, Inc.
Heat Biologics, Inc. (a)(b)	2,991	4,068	(a)	20,058	127,368
Hemispherx Biopharma, Inc. (a)	5,727	7,159	MiMedx Group, Inc. (a)	15,260	130,931
Heron Therapeutics, Inc. (a)	5,286	91,078	Minerva Neurosciences, Inc. (a)	2,856	40,312
Histogenics Corp. (a)(b)	1,354	4,279	Mirati Therapeutics, Inc. (a)	4,241	28,033
Horizon Pharma PLC (a)	24,357	441,592	Momenta Pharmaceuticals, Inc. (a)	9,395	109,828
iBio, Inc. (a)	21,015	11,768	Myriad Genetics, Inc. (a)	10,288	211,727
Idera Pharmaceuticals, Inc. (a)(b)	15,546	39,798	NanoString Technologies, Inc. (a)	2,146	42,877
Ignyta, Inc. (a)	6,135	38,589	NantKwest, Inc. (a)(b)	4,139	32,201
Immune Design Corp. (a)	1,494	11,325	Nektar Therapeutics (a)	20,740	356,313
ImmunoGen, Inc. (a)	12,865	34,478	Neothetics, Inc. (a)(b)	1,616	1,810
Immunomedics, Inc. (a)(b)	13,387	43,508	Neuralstem, Inc. (a)	17,361	5,556
Impax Laboratories, Inc. (a)	10,889	258,069	Neurocrine Biosciences, Inc. (a)	13,195	668,195
INC Research Holdings, Inc., Class			NewLink Genetics Corp. (a)	3,137	47,118
A (a)	8,229	366,849	Northwest Biotherapeutics, Inc.
Incyte Corp. (a)	26,384	2,487,747	(a)(b)	7,566	4,125
Infinity Pharmaceuticals, Inc. (a)	7,013	10,940	Novavax, Inc. (a)(b)	41,203	85,702
Innoviva, Inc. (a)	12,381	136,067	Ohr Pharmaceutical, Inc. (a)	9,287	26,282
Inotek Pharmaceuticals Corp. (a)	3,215	30,478	Omeros Corp. (a)(b)	6,534	72,919
Inovio Pharmaceuticals, Inc. (a)	10,866	101,271	Oncocyte Corp. (a)	478	2,409
Insmed, Inc. (a)	9,141	132,727	OncoMed Pharmaceuticals, Inc. (a)	3,414	39,022
Insys Therapeutics, Inc. (a)(b)	3,557	41,937	Ophthotech Corp. (a)	4,442	204,909
Intercept Pharmaceuticals, Inc. (a)	2,687	442,253	OPKO Health, Inc. (a)(b)	54,705	579,326
Intrexon Corp. (a)	9,146	256,271	Orexigen Therapeutics, Inc. (a)(b)	1,808	6,003
Invitae Corp. (a)(b)	4,225	37,011	Organovo Holdings, Inc. (a)(b)	12,913	48,940
InVivo Therapeutics Holdings Corp.			Osiris Therapeutics, Inc. (a)	2,766	13,719
(a)(b)	5,769	39,229	Otonomy, Inc. (a)	4,226	76,871
Ionis Pharmaceuticals, Inc. (a)	18,154	665,163	OvaScience, Inc. (a)	5,645	40,418
Ironwood Pharmaceuticals, Inc. (a)	19,973	317,171	Pacific Biosciences of California,
IsoRay, Inc. (a)	15,938	11,477	Inc. (a)	11,755	105,325
Jazz Pharmaceuticals PLC (a)	9,068	1,101,581	Pacira Pharmaceuticals, Inc. (a)	5,782	197,860
Juniper Pharmaceuticals, Inc. (a)	2,517	13,969	Pain Therapeutics, Inc. (a)	8,736	8,735
Karyopharm Therapeutics, Inc. (a)	3,090	30,066	Palatin Technologies, Inc. (a)	23,498	14,780
KemPharm, Inc. (a)	4,202	18,867	Paratek Pharmaceuticals, Inc. (a)	2,653	34,516
Keryx Biopharmaceuticals, Inc.			PDL BioPharma, Inc.	23,556	78,913
(a)(b)	16,183	85,932	Peregrine Pharmaceuticals, Inc. (a)	35,720	15,360
Kite Pharma, Inc. (a)	6,697	374,094	Pernix Therapeutics Holdings (a)	7,631	4,747
La Jolla Pharmaceutical Co. (a)	2,049	48,746	Pfenex, Inc. (a)	2,551	22,831
Lannett Co., Inc. (a)	4,569	121,398	PharmAthene, Inc. (a)	14,512	42,085
Lexicon Pharmaceuticals, Inc. (a)	6,848	123,743	Portola Pharmaceuticals, Inc. (a)	8,510	193,262
			PRA Health Sciences, Inc. (a)	4,511	254,917
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	19

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Pharmaceuticals & Biotechnology (continued)
Prestige Brands Holdings, Inc. (a)	7,922	$382,395
Progenics Pharmaceuticals, Inc. (a)	10,933	69,206
Proteon Therapeutics, Inc. (a)	1,374	12,819
Prothena Corp. PLC (a)	5,335	319,940
Provectus Biopharmaceuticals, Inc.
(a)	14,312	1,420
pSivida Corp. (a)	6,822	20,534
PTC Therapeutics, Inc. (a)	4,711	66,001
Puma Biotechnology, Inc. (a)	3,746	251,169
Quintiles Transnational Holdings,
Inc. (a)	13,603	1,102,659
Radius Health, Inc. (a)	5,619	303,932
Raptor Pharmaceutical Corp. (a)	13,164	118,081
Recro Pharma, Inc. (a)	2,418	21,375
REGENXBIO, Inc. (a)	3,300	46,233
Regulus Therapeutics, Inc. (a)	4,368	14,414
Rennova Health, Inc. (a)	782	148
Repligen Corp. (a)	5,025	151,705
Repros Therapeutics, Inc. (a)	4,528	9,464
Retrophin, Inc. (a)	5,293	118,457
Revance Therapeutics, Inc. (a)	3,551	57,562
Rexahn Pharmaceuticals, Inc. (a)	44,878	9,424
Rigel Pharmaceuticals, Inc. (a)	16,778	61,575
Sage Therapeutics, Inc. (a)	4,167	191,890
Sangamo Biosciences, Inc. (a)	10,912	50,523
Sarepta Therapeutics, Inc. (a)	6,599	405,245
Sciclone Pharmaceuticals, Inc. (a)	8,444	86,551
Seattle Genetics, Inc. (a)	14,494	782,821
Seres Therapeutics, Inc. (a)	3,552	43,654
Sorrento Therapeutics, Inc. (a)	6,112	47,307
Spectrum Pharmaceuticals, Inc. (a)	9,945	46,443
StemCells, Inc. (a)(b)	2,213	3,010
Stemline Therapeutics, Inc. (a)	3,075	33,302
Sucampo Pharmaceuticals, Inc.,
Class A (a)	4,244	52,244
Sunesis Pharmaceuticals, Inc. (a)	2,343	10,239
Supernus Pharmaceuticals, Inc. (a)	7,705	190,545
Synergy Pharmaceuticals, Inc. (a)	26,838	147,877
Synthetic Biologics, Inc. (a)	13,497	23,215
Teligent, Inc. (a)	6,994	53,154
Tenax Therapeutics, Inc. (a)	1,873	4,308
Tetraphase Pharmaceuticals, Inc.
(a)	6,125	23,459
TG Therapeutics, Inc. (a)	6,103	47,237
TherapeuticsMD, Inc. (a)	25,609	174,397
Theravance Biopharma, Inc. (a)(b)	5,332	193,232
Threshold Pharmaceuticals, Inc. (a)	10,962	7,427
Titan Pharmaceuticals, Inc. (a)(b)	3,672	21,591
Tokai Pharmaceuticals, Inc. (a)(b)	1,487	2,275
Tonix Pharmaceuticals Holding
Corp. (a)	1,554	1,084
Tracon Pharmaceuticals, Inc. (a)	1,428	9,653
Trevena, Inc. (a)	7,025	47,419

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Pharmaceuticals & Biotechnology (continued)
Trovagene, Inc. (a)(b)	5,524	$24,803
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	5,539	392,937
United Therapeutics Corp. (a)	6,559	774,487
Vanda Pharmaceuticals, Inc. (a)	6,494	108,060
Verastem, Inc. (a)	5,333	7,093
Versartis, Inc. (a)	3,367	41,246
Vical, Inc. (a)	2,976	9,047
Vitae Pharmaceuticals, Inc. (a)	3,834	80,207
Vital Therapies, Inc. (a)	3,761	23,017
Vivus, Inc. (a)(b)	17,507	19,958
Voyager Therapeutics, Inc. (a)	1,200	14,412
WaVe Life Sciences Ltd. (a)	1,603	52,049
Windtree Therapeutics, Inc. (a)	2,806	7,211
Xencor, Inc. (a)	5,212	127,642
XOMA Corp. (a)	21,795	10,004
ZIOPHARM Oncology, Inc. (a)(b)	18,936	106,610
Zogenix, Inc. (a)	4,527	51,744
		_______________
		35,573,387
______________________________________________________________
Real Estate Investment & Services — 1.7%
AG Mortgage Investment Trust, Inc.	5,690	89,618
Alexander & Baldwin, Inc.	6,845	262,985
Altisource Portfolio Solutions SA (a)	1,818	58,903
American Realty Investors, Inc. (a)	1,631	12,591
AV Homes, Inc. (a)	2,544	42,332
BBX Capital Corp., Class A (a)	993	20,486
Black Knight Financial Services,
Inc., Class A (a)	3,577	146,299
Chimera Investment Corp.	25,996	414,636
Columbia Property Trust, Inc.	18,064	404,453
Communications Sales & Leasing,
Inc.	20,837	654,490
Consolidated-Tomoka Land Co.	1,011	51,753
Dynex Capital, Inc.	8,841	65,600
Forest City Realty Trust, Inc., Class
A	33,228	768,564
Forestar Group, Inc. (a)	4,591	53,761
Gaming and Leisure Properties,
Inc.	29,459	985,404
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	6,727	157,210
HFF, Inc., Class A	5,216	144,431
Howard Hughes Corp. (a)	5,538	634,101
InfraREIT, Inc.	6,218	112,795
Jones Lang LaSalle, Inc.	6,909	786,175
Kennedy-Wilson Holdings, Inc.	13,764	310,378
Marcus & Millichap, Inc. (a)	2,728	71,337
Maui Land & Pineapple Co., Inc. (a)	5,106	33,495
Monogram Residential Trust, Inc.	26,236	279,151
Nationstar Mortgage Holdings, Inc.
(a)	5,186	76,805
Paramount Group, Inc.	27,237	446,414
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	20

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Real Estate Investment & Services (continued)
QTS Realty Trust, Inc., Class A	7,185	$379,727
RE/MAX Holdings, Inc., Class A	2,929	128,232
Realogy Holdings Corp.	22,355	578,100
Reis, Inc.	1,837	37,585
Rexford Industrial Realty, Inc.	10,138	232,059
St. Joe Co. (a)	10,898	200,305
STORE Capital Corp.	23,739	699,588
Tejon Ranch Co. (a)	2,659	64,667
Xenia Hotels & Resorts, Inc.	15,639	237,400
Zillow Group, Inc., Class A (a)	6,744	232,331
Zillow Group, Inc., Class C (a)	16,073	556,929
		_________________
		10,431,090
_______________________________________________________________
Real Estate Investment Trusts (REITs) — 9.2%
Acadia Realty Trust	11,370	412,049
Agree Realty Corp.	3,780	186,883
Alexander's, Inc.	498	208,961
Alexandria Real Estate Equities,
Inc.	11,616	1,263,472
Altisource Residential Corp.	9,073	98,896
American Assets Trust, Inc.	5,923	256,940
American Campus Communities,
Inc.	19,566	995,322
American Capital Agency Corp.	49,652	970,200
American Homes 4 Rent, Class A	32,719	708,039
Annaly Capital Management, Inc.	152,007	1,596,073
Anworth Mortgage Asset Corp.	16,369	80,535
Apollo Commercial Real Estate
Finance, Inc.	11,939	195,441
Apple Hospitality REIT, Inc.	24,383	451,329
Arbor Realty Trust, Inc.	9,585	71,121
Ares Commercial Real Estate Corp.	6,966	87,772
Arlington Asset Investment Corp.	1,883	27,850
Armada Hoffler Properties, Inc.	6,546	87,716
ARMOUR Residential REIT, Inc.	5,832	131,453
Ashford Hospitality Prime, Inc.	5,078	71,600
Ashford Hospitality Trust, Inc.	13,385	78,838
Blackstone Mortgage Trust, Inc.,
Class A	14,099	415,216
Bluerock Residential Growth REIT,
Inc.	5,761	74,893
Brandywine Realty Trust	26,057	407,010
Brixmor Property Group, Inc.	38,898	1,080,975
BRT Realty Trust (a)	3,601	28,880
Camden Property Trust	13,159	1,101,935
Capstead Mortgage Corp.	13,401	126,371
Care Capital Properties, Inc.	12,635	360,097
CareTrust REIT, Inc.	9,452	139,701
Catchmark Timber Trust, Inc.	7,387	86,354
CBL & Associates Properties, Inc.	25,400	308,356
Cedar Realty Trust, Inc.	12,109	87,185
Chatham Lodging Trust	6,442	124,009
Chesapeake Lodging Trust	8,980	205,642

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Real Estate Investment Trusts (REITs)	(continued)
CIM Commercial Trust Corp.	1,904	$29,245
Colony Capital, Inc., Class A	16,809	306,428
Colony Starwood Homes	7,490	214,963
Condor Hospitality Trust, Inc.	985	1,911
CorEnergy Infrastructure Trust, Inc.	2,295	67,312
Coresite Realty Corp.	4,948	366,350
Corporate Office Properties Trust	13,663	387,346
Cousins Properties, Inc.	31,657	330,499
CubeSmart	27,112	739,073
CyrusOne, Inc.	11,372	540,966
CYS Investments, Inc.	22,334	194,752
DCT Industrial Trust, Inc.	13,783	669,165
DDR Corp.	45,849	799,148
DiamondRock Hospitality Co.	28,628	260,515
Douglas Emmett, Inc.	21,422	784,688
Duke Realty Corp.	52,243	1,427,801
DuPont Fabros Technology, Inc.	11,311	466,579
Easterly Government Properties,
Inc.	4,683	89,352
EastGroup Properties, Inc.	4,835	355,663
Education Realty Trust, Inc.	10,445	450,597
Empire State Realty Trust, Inc.,
Class A	18,394	385,354
EPR Properties	9,827	773,778
Equity Commonwealth (a)	19,392	586,026
Equity Lifestyle Properties, Inc.	12,194	941,133
Equity One, Inc.	13,874	424,683
FelCor Lodging Trust, Inc.	19,873	127,783
First Industrial Realty Trust, Inc.	17,418	491,536
First Potomac Realty Trust	9,864	90,256
Franklin Street Properties Corp.	15,738	198,299
Geo Group, Inc.	11,702	278,274
Getty Realty Corp.	4,438	106,201
Gladstone Commercial Corp.	5,033	93,765
Global Net Lease, Inc.	27,324	222,964
Government Properties Income
Trust	8,160	184,579
Gramercy Property Trust	62,662	604,062
Healthcare Realty Trust, Inc.	16,761	570,880
Healthcare Trust of America, Inc.,
Class A	20,950	683,389
Hersha Hospitality Trust	6,587	118,698
Highwoods Properties, Inc.	14,903	776,744
Hospitality Properties Trust	24,756	735,748
Hudson Pacific Properties, Inc.	15,789	518,984
Independence Realty Trust, Inc.	8,672	78,048
Invesco Mortgage Capital, Inc.	16,844	256,534
Investors Real Estate Trust	19,805	117,840
iStar, Inc. (a)	11,959	128,320
Kilroy Realty Corp.	13,909	964,589
Kite Realty Group Trust	12,411	344,033
LaSalle Hotel Properties	16,772	400,348
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	21

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Real Estate Investment Trusts (REITs)	(continued)
Lexington Realty Trust	31,494	$324,388
Liberty Property Trust	21,970	886,489
Life Storage, Inc.	7,082	629,873
LTC Properties, Inc.	5,723	297,539
Mack-Cali Realty Corp.	13,234	360,229
Medical Properties Trust, Inc.	36,205	534,748
MFA Financial, Inc.	53,544	400,509
Mid-America Apartment
Communities, Inc.	11,345	1,066,317
Monmouth Real Estate Investment
Corp.	10,718	152,946
MTGE Investment Corp.	7,285	125,229
National Health Investors, Inc.	5,664	444,511
National Retail Properties, Inc.	22,126	1,125,107
National Storage Affiliates Trust	6,068	127,064
New Residential Investment Corp.	38,156	526,934
New Senior Investment Group, Inc.	13,583	156,748
New York Mortgage Trust, Inc.	18,994	114,344
New York REIT, Inc.	25,678	234,954
Newcastle Investment Corp.	11,272	51,062
NexPoint Residential Trust, Inc.	3,178	62,479
NorthStar Realty Europe Corp.	9,768	106,960
NorthStar Realty Finance Corp.	27,321	359,818
Omega Healthcare Investors, Inc.	29,197	1,035,034
One Liberty Properties, Inc.	3,098	74,848
Parkway Properties, Inc.	12,106	205,923
Pebblebrook Hotel Trust	10,510	279,566
Pennsylvania Real Estate
Investment Trust	10,348	238,314
PennyMac Mortgage Investment
Trust (c)	10,450	162,811
Physicians Realty Trust	20,695	445,770
Piedmont Office Realty Trust, Inc.,
Class A	20,451	445,218
Post Properties, Inc.	7,683	508,077
Potlatch Corp.	6,073	236,179
Preferred Apartment Communities,
Inc., Class A	5,436	73,440
PS Business Parks, Inc.	2,790	316,860
RAIT Financial Trust	12,466	42,135
Ramco-Gershenson Properties
Trust	12,330	231,064
Rayonier, Inc.	18,797	498,872
Redwood Trust, Inc.	12,292	174,055
Regency Centers Corp.	15,532	1,203,575
Resource Capital Corp.	5,570	71,352
Retail Opportunity Investments
Corp.	15,872	348,549
Retail Properties of America, Inc.,
Class A	36,165	607,572
RLJ Lodging Trust	18,148	381,652
RMR Group, Inc., Class A	1,340	50,840
Sabra Health Care REIT, Inc.	9,890	249,030

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Real Estate Investment Trusts (REITs)	(continued)
Saul Centers, Inc.	1,841	$122,611
Select Income REIT	9,802	263,674
Senior Housing Properties Trust	35,803	813,086
Seritage Growth Properties, Class
A (b)	3,458	175,251
Silver Bay Realty Trust Corp.	6,204	108,756
Spirit Realty Capital, Inc.	73,104	974,476
STAG Industrial, Inc.	11,254	275,836
Starwood Property Trust, Inc.	36,066	812,206
Summit Hotel Properties, Inc.	13,782	181,371
Sun Communities, Inc.	9,621	755,056
Sunstone Hotel Investors, Inc.	32,183	411,621
Tanger Factory Outlet Centers, Inc.	13,946	543,336
Taubman Centers, Inc.	9,078	675,494
Terreno Realty Corp.	7,115	195,734
Tier REIT, Inc.	7,404	114,318
Two Harbors Investment Corp.	54,500	464,885
UMH Properties, Inc.	5,693	67,861
United Development Funding IV (b)	6,320	20,224
Universal Health Realty Income
Trust	1,725	108,710
Urban Edge Properties	13,543	381,100
Urstadt Biddle Properties, Inc.,
Class A	3,630	80,659
VEREIT, Inc.	145,876	1,512,734
Walter Investment Management
Corp. (a)(b)	5,793	23,520
Washington Prime Group, Inc.	27,493	340,363
Washington Real Estate
Investment Trust	10,568	328,876
Weingarten Realty Investors	17,562	684,567
Western Asset Mortgage Capital
Corp.	7,954	82,881
Whitestone REIT	5,219	72,440
WP Carey, Inc.	15,958	1,029,770
		_______________
		59,802,715
______________________________________________________________
Software & Computer Services — 8.1%
2U, Inc. (a)	6,407	245,324
A10 Networks, Inc. (a)	6,913	73,900
ACI Worldwide, Inc. (a)	17,713	343,278
Actua Corp. (a)	6,343	82,142
Alarm.com Holdings, Inc. (a)	2,074	59,856
Allscripts Healthcare Solutions, Inc.
(a)	28,232	371,815
American Software, Inc., Class A	5,062	56,188
Angie's List, Inc. (a)	5,706	56,546
ANSYS, Inc. (a)	13,241	1,226,249
Arista Networks, Inc. (a)	6,235	530,474
Aspen Technology, Inc. (a)	12,343	577,529
athenahealth, Inc. (a)	5,991	755,585
Barracuda Networks, Inc. (a)	4,369	111,322
Benefitfocus, Inc. (a)	2,324	92,774
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	22

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Software & Computer Services (continued)			Software & Computer Services (continued)
Blackbaud, Inc.	7,177	$476,122	Gogo, Inc. (a)(b)	8,869	$97,914
Blucora, Inc. (a)	6,758	75,690	Great Elm Capital Group, Inc. (a)	1,986	9,314
Boingo Wireless, Inc. (a)	6,907	71,004	GSE Systems, Inc. (a)	5,963	17,173
Bottomline Technologies, Inc. (a)	6,070	141,492	Guidance Software, Inc. (a)	4,351	25,932
Box, Inc., Class A (a)	7,009	110,462	Guidewire Software, Inc. (a)	11,184	670,816
Brightcove, Inc. (a)	5,883	76,773	Hackett Group, Inc.	4,211	69,566
BroadSoft, Inc. (a)	4,650	216,458	Hortonworks, Inc. (a)	6,260	52,271
CACI International, Inc., Class A (a)	3,622	365,460	HubSpot, Inc. (a)	4,668	268,970
Cadence Design Systems, Inc. (a)	44,252	1,129,754	IAC/InterActiveCorp	11,156	696,915
Calix, Inc. (a)	7,426	54,581	Immersion Corp. (a)	5,072	41,388
Callidus Software, Inc. (a)	9,011	165,352	IMS Health Holdings, Inc. (a)	18,042	565,436
Castlight Health, Inc., Class B (a)	9,141	38,027	Infoblox, Inc. (a)	8,169	215,417
CDW Corp.	24,522	1,121,391	Innodata, Inc. (a)	6,741	16,583
ChannelAdvisor Corp. (a)	4,783	61,844	Interactive Intelligence Group, Inc.
Ciber, Inc. (a)	11,476	13,197	(a)	2,695	162,077
Cogent Communications Group,			Internap Corp. (a)	9,211	15,198
Inc.	5,978	220,050	IntraLinks Holdings, Inc. (a)	6,886	69,273
CommerceHub, Inc., Series A (a)	2,884	45,567	j2 Global, Inc.	7,099	472,864
CommerceHub, Inc., Series C (a)	4,128	65,677	Jive Software, Inc. (a)	9,460	40,300
CommVault Systems, Inc. (a)	6,399	339,979	KEYW Holding Corp. (a)	6,373	70,358
Computer Programs & Systems,			Leidos Holdings, Inc.	21,458	928,702
Inc.	1,686	43,937	Limelight Networks, Inc. (a)	11,498	21,501
Computer Sciences Corp.	21,262	1,110,089	LivePerson, Inc. (a)	8,346	70,190
Computer Task Group, Inc.	2,432	11,430	LogMeIn, Inc.	3,829	346,103
Cornerstone OnDemand, Inc. (a)	7,793	358,088	Manhattan Associates, Inc. (a)	10,859	625,696
Covisint Corp. (a)	8,788	19,158	Mastech Holdings, Inc. (a)	1,020	8,262
CSG Systems International, Inc.	4,927	203,633	Match Group, Inc. (a)(b)	6,727	119,673
Cvent, Inc. (a)	3,881	123,067	Medidata Solutions, Inc. (a)	8,294	462,473
Datalink Corp. (a)	3,557	37,740	MeetMe, Inc. (a)	8,480	52,576
Dell Technologies, Inc. - VMware,			Mentor Graphics Corp.	16,164	427,376
Inc., Class V Class V (a)	34,444	1,646,423	MicroStrategy, Inc., Class A (a)	1,413	236,593
Determine, Inc. (a)	2,985	5,373	Mitek Systems, Inc. (a)	6,170	51,149
DeVry Education Group, Inc.	8,559	197,371	MobileIron, Inc. (a)	8,172	22,473
Digimarc Corp. (a)	1,894	72,635	Model N, Inc. (a)	4,111	45,673
DST Systems, Inc.	4,914	579,459	Monotype Imaging Holdings, Inc.	6,127	135,468
Ebix, Inc.	3,364	191,243	Netscout Systems, Inc. (a)	14,040	410,670
eGain Corp. (a)	1,227	3,791	NetSuite, Inc. (a)	5,753	636,800
Ellie Mae, Inc. (a)	5,037	530,396	New Relic, Inc. (a)	4,759	182,365
Endurance International Group			NIC, Inc.	9,602	225,647
Holdings, Inc. (a)	9,536	83,440	Nuance Communications, Inc. (a)	37,998	550,971
Envestnet, Inc. (a)	6,555	238,930	Palo Alto Networks, Inc. (a)	13,553	2,159,400
EPAM Systems, Inc. (a)	6,794	470,892	Paycom Software, Inc. (a)	6,073	304,440
EPIQ Systems, Inc.	5,356	88,320	PC-Tel, Inc.	4,538	24,006
Evolving Systems, Inc.	2,275	9,896	PDF Solutions, Inc. (a)	4,645	84,400
Fair Isaac Corp.	4,627	576,478	Pegasystems, Inc.	5,608	165,380
FalconStor Software, Inc. (a)	12,659	13,165	Perficient, Inc. (a)	5,910	119,087
FireEye, Inc. (a)	22,955	338,127	Premier, Inc., Class A (a)	7,249	234,433
Five9, Inc. (a)	6,058	94,989	Progress Software Corp. (a)	7,313	198,914
Forrester Research, Inc.	1,630	63,407	Proofpoint, Inc. (a)	6,369	476,720
Fortinet, Inc. (a)	22,211	820,252	PROS Holdings, Inc. (a)	4,092	92,520
Gartner, Inc. (a)	12,511	1,106,598	PTC, Inc. (a)	17,444	772,944
Gigamon, Inc. (a)	4,621	253,231	Q2 Holdings, Inc. (a)	4,257	122,006
GoDaddy, Inc., Class A (a)	7,046	243,298	QAD, Inc., Class A	906	20,276
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	23

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Software & Computer Services (continued)			Support Services — 4.7%
QAD, Inc., Class B	1,021	$19,910	ABM Industries, Inc.	8,327	$330,582
Quality Systems, Inc.	6,990	79,127	Acacia Research Corp.	8,239	53,718
Qualys, Inc. (a)	4,507	172,122	Advisory Board Co. (a)	6,250	279,625
Rackspace Hosting, Inc. (a)	16,257	515,184	AM Castle & Co. (a)	3,838	3,070
RealPage, Inc. (a)	8,368	215,058	Amdocs Ltd.	22,361	1,293,584
Rightside Group Ltd. (a)	2,809	25,562	AMN Healthcare Services, Inc. (a)	7,153	227,966
RigNet, Inc. (a)	2,435	36,817	Applied Industrial Technologies,
RingCentral, Inc., Class A (a)	9,479	224,273	Inc.	5,724	267,540
Rocket Fuel, Inc. (a)	5,595	14,771	ARC Document Solutions, Inc. (a)	6,901	25,810
Rosetta Stone, Inc. (a)	3,678	31,189	Barnes Group, Inc.	7,338	297,556
Science Applications International			Barrett Business Services, Inc.	1,189	58,986
Corp.	6,700	464,779	Bazaarvoice, Inc. (a)	12,100	71,511
ServiceNow, Inc. (a)	24,883	1,969,489	Black Box Corp.	2,668	37,085
Shutterstock, Inc. (a)	2,987	190,272	Booz Allen Hamilton Holding Corp.	19,156	605,521
Silver Spring Networks, Inc. (a)	6,698	94,978	Brink's Co.	6,657	246,842
Smith Micro Software, Inc. (a)	3,086	6,265	Broadridge Financial Solutions,
SoftBrands, Inc. (a)	114	—	Inc.	17,839	1,209,306
Splunk, Inc. (a)	20,161	1,183,048	Cardtronics PLC, Class A (a)	6,774	302,120
SPS Commerce, Inc. (a)	2,618	192,187	Cartesian, Inc. (a)	2,116	1,312
Square, Inc., Class A (a)	2,654	30,946	Casella Waste Systems, Inc., Class
SS&C; Technologies Holdings, Inc.	25,182	809,601	A (a)	7,582	78,095
Support.com, Inc. (a)	17,347	14,572	Cass Information Systems, Inc.	1,314	74,438
Synchronoss Technologies, Inc. (a)	6,422	264,458	CBIZ, Inc. (a)	9,058	101,359
Synopsys, Inc. (a)	22,815	1,354,070	CDI Corp.	1,891	10,722
Syntel, Inc. (a)	4,141	173,549	CEB, Inc.	4,733	257,807
Tableau Software, Inc., Class A (a)	8,268	456,972	Cenveo, Inc. (a)	1,842	12,986
Tangoe, Inc. (a)	4,872	40,194	Clean Harbors, Inc. (a)	7,847	376,499
TeleNav, Inc. (a)	5,854	33,543	Comfort Systems USA, Inc.	5,684	166,598
TiVo Corp. (a)	18,079	352,179	Convergys Corp.	14,425	438,809
Twilio, Inc. (a)(b)	1,762	113,402	CoreLogic, Inc. (a)	13,193	517,429
Twitter, Inc. (a)	89,804	2,069,982	Corrections Corp. of America	17,915	248,481
Tyler Technologies, Inc. (a)	5,047	864,198	CoStar Group, Inc. (a)	4,952	1,072,257
Ultimate Software Group, Inc. (a)	4,390	897,272	CRA International, Inc. (a)	1,964	52,223
Unisys Corp. (a)	7,423	72,300	Crawford & Co., Class B	3,693	41,916
Vantiv, Inc., Class A (a)	23,631	1,329,716	Cross Country Healthcare, Inc. (a)	5,168	60,879
Varonis Systems, Inc. (a)	2,808	84,521	Deluxe Corp.	7,253	484,645
VASCO Data Security International,			DHI Group, Inc. (a)	8,680	68,485
Inc. (a)	4,683	82,468	DigitalGlobe, Inc. (a)	9,636	264,990
Vectrus, Inc. (a)	1,852	28,206	DXP Enterprises, Inc. (a)	1,896	53,448
Veeva Systems, Inc., Class A (a)	14,853	613,132	Ennis, Inc.	3,906	65,816
Verint Systems, Inc. (a)	9,491	357,146	Essendant, Inc.	5,328	109,331
VirnetX Holding Corp. (a)(b)	6,877	21,044	Euronet Worldwide, Inc. (a)	7,929	648,830
Virtusa Corp. (a)	4,107	101,361	Everi Holdings, Inc. (a)	10,402	25,693
VMware, Inc., Class A (a)(b)	11,960	877,266	EVERTEC, Inc.	9,459	158,722
Voltari Corp. (a)(b)	1,272	3,358	Evolent Health, Inc., Class A (a)	2,726	67,114
Web.com Group, Inc. (a)	8,012	138,367	ExlService Holdings, Inc. (a)	5,026	250,496
Workday, Inc., Class A (a)	18,028	1,652,987	ExOne Co. (a)	1,784	27,152
Workiva, Inc. (a)	3,410	61,823	Exponent, Inc.	3,885	198,368
Zendesk, Inc. (a)	11,186	343,522	First Data Corp., Class A (a)	27,590	363,084
Zix Corp. (a)	10,588	43,411	FleetCor Technologies, Inc. (a)	18,219	3,165,187
Zynga, Inc., Class A (a)	116,831	339,978	Franklin Covey Co. (a)	2,677	47,677
		_________________	Frontline Capital Group (a)	300	—
		51,879,945
			FTI Consulting, Inc. (a)	6,259	278,901
_______________________________________________________________
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	24

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Support Services (continued)
G&K; Services, Inc., Class A	2,985	$285,038
Genpact Ltd. (a)	21,063	504,459
GP Strategies Corp. (a)	2,813	69,256
HD Supply Holdings, Inc. (a)	30,472	974,495
Heidrick & Struggles International,
Inc.	2,753	51,068
Heritage-Crystal Clean, Inc. (a)	3,226	42,841
Hudson Global, Inc.	7,493	11,539
Huron Consulting Group, Inc. (a)	3,240	193,622
ICF International, Inc. (a)	3,065	135,841
Imperva, Inc. (a)	4,450	239,010
InnerWorkings, Inc. (a)	7,279	68,568
Inovalon Holdings, Inc., Class A (a)	10,521	154,764
Insperity, Inc.	2,827	205,353
Jack Henry & Associates, Inc.	11,869	1,015,393
Kaman Corp.	3,995	175,460
Kelly Services, Inc., Class A	4,059	78,014
Kforce, Inc.	3,944	80,813
Korn/Ferry International	8,464	177,744
LifeLock, Inc. (a)	12,412	210,011
LinkedIn Corp., Class A (a)	17,970	3,434,426
Lionbridge Technologies, Inc. (a)	10,173	50,865
ManpowerGroup, Inc.	10,372	749,481
MAXIMUS, Inc.	9,832	556,098
McGrath RentCorp	3,639	115,393
Mistras Group, Inc. (a)	2,701	63,392
Mobile Mini, Inc.	6,403	193,371
ModusLink Global Solutions, Inc.
(a)	9,568	15,692
Monster Worldwide, Inc. (a)	14,709	53,099
MSC Industrial Direct Co., Inc.,
Class A	6,823	500,876
Navigant Consulting, Inc. (a)	7,309	147,788
NeuStar, Inc., Class A (a)	7,934	210,965
Odyssey Marine Exploration, Inc.
(a)(b)	2,444	8,530
On Assignment, Inc. (a)	7,474	271,231
Park-Ohio Holdings Corp.	1,321	48,150
Perma-Fix Environmental Services
(a)	4,810	24,242
Planet Payment, Inc. (a)	9,438	35,015
Power Solutions International, Inc.
(a)(b)	815	8,354
Press Ganey Holdings, Inc. (a)	3,369	136,108
PRGX Global, Inc. (a)	6,115	28,802
Quad/Graphics, Inc.	4,359	116,472
Quest Resource Holding Corp. (a)	2,241	4,527
Resources Connection, Inc.	5,694	85,068
RPX Corp. (a)	8,380	89,582
RR Donnelley & Sons Co.	31,940	502,097
Schnitzer Steel Industries, Inc.,
Class A	4,015	83,914

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Support Services (continued)
ServiceSource International, Inc.
(a)	10,518	$51,328
Sharps Compliance Corp. (a)	3,499	15,151
StarTek, Inc. (a)	3,340	20,842
Sykes Enterprises, Inc. (a)	5,857	164,757
Team, Inc. (a)	4,703	153,835
TeleTech Holdings, Inc.	2,549	73,896
Tetra Tech, Inc.	8,381	297,274
TransUnion (a)	10,964	378,258
TriNet Group, Inc. (a)	5,713	123,572
TrueBlue, Inc. (a)	6,460	146,384
U.S. Ecology, Inc.	3,348	150,124
UniFirst Corp.	2,344	309,080
Universal Technical Institute, Inc.	3,377	6,011
Viad Corp.	3,107	114,555
WageWorks, Inc. (a)	5,609	341,644
WEX, Inc. (a)	5,886	636,218
		_______________
		30,290,327
______________________________________________________________
Technology Hardware & Equipment — 4.3%
3D Systems Corp. (a)	15,956	286,410
Acacia Communications, Inc. (a)(b)	722	74,568
ADTRAN, Inc.	7,492	143,397
Advanced Energy Industries, Inc.
(a)	6,210	293,857
Advanced Micro Devices, Inc. (a)	97,756	675,494
Agilysys, Inc. (a)	3,119	34,683
Alpha & Omega Semiconductor
Ltd. (a)	2,913	63,270
Amkor Technology, Inc. (a)	18,642	181,200
Amtech Systems, Inc. (a)	2,148	10,654
Applied Micro Circuits Corp. (a)	12,769	88,745
Applied Optoelectronics, Inc. (a)	2,758	61,255
ARRIS International PLC (a)	28,649	811,626
Axcelis Technologies, Inc. (a)	4,811	63,890
Brocade Communications
Systems, Inc.	60,606	559,393
Brooks Automation, Inc.	10,683	145,396
Cabot Microelectronics Corp.	3,590	189,947
CalAmp Corp. (a)	5,908	82,417
Cavium, Inc. (a)	9,891	575,656
CEVA, Inc. (a)	3,467	121,588
Ciena Corp. (a)	20,925	456,165
Cirrus Logic, Inc. (a)	9,403	499,769
Clearfield, Inc. (a)	2,370	44,556
Cohu, Inc.	4,081	47,911
CommScope Holding Co., Inc. (a)	24,012	723,001
Comtech Telecommunications
Corp.	3,715	47,589
Concurrent Computer Corp.	3,805	20,928
Cray, Inc. (a)	6,048	142,370
Cree, Inc. (a)	14,947	384,437
Cypress Semiconductor Corp.	48,113	585,054
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	25

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Technology Hardware & Equipment (continued)			Technology Hardware & Equipment (continued)
Dataram Corp. (a)(b)	297	$368	Neonode, Inc. (a)	12,904	$14,711
Diebold, Inc.	11,075	274,549	NeoPhotonics Corp. (a)	4,903	80,115
Digi International, Inc. (a)	4,719	53,797	NETGEAR, Inc. (a)	4,903	296,582
Diodes, Inc. (a)	5,690	121,425	Nimble Storage, Inc. (a)	9,701	85,660
DSP Group, Inc. (a)	4,564	54,814	Oclaro, Inc. (a)	17,851	152,626
Dycom Industries, Inc. (a)	4,740	387,637	ON Semiconductor Corp. (a)	62,736	772,908
EchoStar Corp., Class A (a)	7,058	309,352	Optical Cable Corp.	1,750	4,445
Electronics for Imaging, Inc. (a)	7,109	347,772	PAR Technology Corp. (a)	3,332	17,893
Emcore Corp.	4,624	26,357	ParkerVision, Inc. (a)(b)	4,644	19,783
Entegris, Inc. (a)	21,468	373,973	PC Connection, Inc.	1,900	50,198
ePlus, Inc. (a)	1,102	104,040	Pendrell Corp. (a)	28,997	19,866
Exar Corp. (a)	7,831	72,907	Photronics, Inc. (a)	10,897	112,348
Extreme Networks, Inc. (a)	15,559	69,860	Pixelworks, Inc. (a)	5,286	14,748
Finisar Corp. (a)	16,635	495,723	Plantronics, Inc.	5,004	260,008
FormFactor, Inc. (a)	11,782	127,835	Power Integrations, Inc.	4,369	275,378
GigPeak, Inc. (a)	13,467	31,647	Pure Storage, Inc., Class A (a)	10,303	139,606
GSI Technology, Inc. (a)	4,254	20,121	Quantum Corp. (a)	45,364	33,397
Harmonic, Inc. (a)	12,042	71,409	QuickLogic Corp. (a)	9,826	7,468
Hutchinson Technology, Inc. (a)	7,004	27,876	Qumu Corp. (a)	2,149	4,921
ID Systems, Inc. (a)	3,541	17,351	Rambus, Inc. (a)	16,362	204,525
Identiv, Inc. (a)	3,365	7,336	Rudolph Technologies, Inc. (a)	5,365	95,175
Infinera Corp. (a)	22,378	202,073	ScanSource, Inc. (a)	4,115	150,198
Ingram Micro, Inc., Class A	22,268	794,077	Seachange International, Inc. (a)	7,106	21,247
Inphi Corp. (a)	5,706	248,268	Semtech Corp. (a)	9,792	271,532
Insight Enterprises, Inc. (a)	5,507	179,253	ShoreTel, Inc. (a)	10,755	86,040
Integrated Device Technology, Inc.			Sigma Designs, Inc. (a)	6,054	47,161
(a)	20,498	473,504	Silicon Graphics International
InterDigital, Inc.	5,107	404,474	Corp. (a)	5,817	44,791
Intersil Corp., Class A	20,048	439,653	Silicon Laboratories, Inc. (a)	6,196	364,325
Intra-Cellular Therapies, Inc. (a)	5,242	79,888	Sonic Foundry, Inc. (a)	2,214	12,863
InvenSense, Inc. (a)	13,867	102,893	Sonus Networks, Inc. (a)	8,411	65,438
Ixia (a)	10,186	127,325	SunEdison Semiconductor, Ltd. (a)	6,099	69,468
IXYS Corp.	3,911	47,128	Sunworks, Inc. (a)(b)	4,851	12,467
Kopin Corp. (a)	11,813	25,752	Super Micro Computer, Inc. (a)	6,046	141,295
Kulicke & Soffa Industries, Inc. (a)	10,388	134,317	Synaptics, Inc. (a)	5,190	304,030
KVH Industries, Inc. (a)	2,945	25,945	SYNNEX Corp.	4,224	482,001
Lantronix, Inc. (a)	9,095	12,733	Systemax, Inc.	1,844	14,604
Lattice Semiconductor Corp. (a)	19,222	124,751	Tech Data Corp. (a)	5,204	440,831
Lexmark International, Inc., Class A	9,248	369,550	Teradyne, Inc.	30,394	655,903
Loral Space & Communications,			Tessera Technologies, Inc.	7,141	274,500
Inc. (a)	1,784	69,772	TransAct Technologies, Inc.	2,692	19,840
LRAD Corp.	8,678	16,228	TransEnterix, Inc. (a)(b)	10,957	18,517
Lumentum Holdings, Inc. (a)	8,277	345,730	Ubiquiti Networks, Inc. (a)	3,998	213,893
Marvell Technology Group Ltd.	66,222	878,766	Ultra Clean Holdings, Inc. (a)	5,086	37,687
Maxim Integrated Products, Inc.	42,572	1,699,900	Ultratech, Inc. (a)	3,837	88,558
MaxLinear, Inc., Class A (a)	8,148	165,160	USA Technologies, Inc. (a)	7,417	41,572
Mercury Systems, Inc. (a)	6,091	149,656	VeriFone Systems, Inc. (a)	16,285	256,326
Microsemi Corp. (a)	16,818	706,020	ViaSat, Inc. (a)	6,892	514,488
MKS Instruments, Inc.	8,009	398,288	Viavi Solutions, Inc. (a)	36,093	266,727
Monolithic Power Systems, Inc.	5,621	452,490	Violin Memory, Inc. (a)	4,153	3,032
MoSys, Inc. (a)	14,659	10,994	Vocera Communications, Inc. (a)	4,197	70,929
Nanometrics, Inc. (a)	4,363	97,469	VOXX International Corp. (a)	4,073	12,178
NCR Corp. (a)	18,586	598,283	West Corp.	7,325	161,736
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	26

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Technology Hardware & Equipment (continued)
Xcerra Corp. (a)	9,468	$57,376
		_________________
		27,675,629
_______________________________________________________________
Tobacco — 0.1%
Alliance One International, Inc. (a)	1,357	25,946
Schweitzer-Mauduit International,
Inc.	4,407	169,934
Universal Corp.	3,477	202,431
Vector Group Ltd.	14,824	319,160
		_________________
		717,471
_______________________________________________________________
Travel & Leisure — 4.6%
Allegiant Travel Co.	1,928	254,631
AMC Entertainment Holdings, Inc.,
Class A	3,122	97,063
Aramark	36,865	1,401,976
Avis Budget Group, Inc. (a)	14,064	481,129
Belmond Ltd., Class A (a)	12,500	158,875
Biglari Holdings, Inc. (a)	187	81,536
BJ's Restaurants, Inc. (a)	3,216	114,329
Bloomin' Brands, Inc.	17,630	303,941
Bob Evans Farms, Inc.	3,169	121,373
Boyd Gaming Corp. (a)	12,688	250,969
Bravo Brio Restaurant Group, Inc.
(a)	3,322	15,879
Brinker International, Inc.	8,179	412,467
Buffalo Wild Wings, Inc. (a)	2,751	387,176
Caesars Entertainment Corp. (a)(b)	8,936	66,573
Carmike Cinemas, Inc. (a)	3,932	128,537
Carrols Restaurant Group, Inc. (a)	6,109	80,700
Century Casinos, Inc. (a)	6,355	43,913
Cheesecake Factory, Inc.	6,609	330,846
Choice Hotels International, Inc.	5,449	245,641
Churchill Downs, Inc.	1,825	267,089
Chuy's Holdings, Inc. (a)	2,773	77,478
Cinemark Holdings, Inc.	16,076	615,389
ClubCorp Holdings, Inc.	9,819	142,081
Cracker Barrel Old Country Store,
Inc.	3,588	474,405
Dave & Buster's Entertainment,
Inc. (a)	5,755	225,481
Del Frisco's Restaurant Group, Inc.
(a)	4,306	58,002
Del Taco Restaurants, Inc. (a)	6,237	74,345
Denny's Corp. (a)	12,272	131,188
DineEquity, Inc.	2,576	203,993
Domino's Pizza, Inc.	7,322	1,111,846
Dover Downs Gaming &
Entertainment, Inc. (a)	6,916	7,608
Dover Motorsports, Inc.	1,592	3,932
Dunkin' Brands Group, Inc.	14,048	731,620
El Pollo Loco Holdings, Inc. (a)	3,382	42,579
Eldorado Resorts, Inc. (a)	4,161	58,504

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Travel & Leisure (continued)
Empire Resorts, Inc. (a)(b)	827	$16,738
Entertainment Gaming Asia, Inc.
(a)	791	1,511
Extended Stay America, Inc.	10,631	150,960
Famous Dave's Of America, Inc. (a)	1,498	8,209
Fiesta Restaurant Group, Inc. (a)	4,111	98,664
Four Corners Property Trust, Inc.	7,624	162,620
Full House Resorts, Inc. (a)	12,945	23,171
Gaming Partners International
Corp. (a)	1,026	10,876
Habit Restaurants, Inc., Class A (a)	2,486	34,804
Hawaiian Holdings, Inc. (a)	7,927	385,252
Herc Holdings, Inc. (a)	3,841	129,442
Hertz Global Holdings, Inc. (a)	11,270	452,603
Hilton Worldwide Holdings, Inc.	78,456	1,798,996
Hyatt Hotels Corp., Class A (a)	3,696	181,917
International Speedway Corp.,
Class A	3,864	129,135
Interval Leisure Group, Inc.	15,784	271,011
Isle of Capri Casinos, Inc. (a)	3,638	81,055
J Alexander's Holdings, Inc. (a)	4,126	41,796
Jack in the Box, Inc.	4,878	467,995
Jamba, Inc. (a)(b)	3,045	33,251
JetBlue Airways Corp. (a)	48,385	834,157
La Quinta Holdings, Inc. (a)	12,475	139,470
Las Vegas Sands Corp.	54,859	3,156,587
Liberty Braves Group, Class A (a)	2,717	47,412
Liberty Braves Group, Class C (a)	5,069	88,099
Liberty TripAdvisor Holdings, Inc.,
Series A (a)	10,940	239,039
Luby's, Inc. (a)	5,639	24,191
Madison Square Garden Co., Class
A (a)	2,388	404,551
Marcus Corp.	3,067	76,798
Marriott Vacations Worldwide Corp.	3,630	266,152
MGM Resorts International (a)	71,612	1,864,060
Monarch Casino & Resort, Inc. (a)	2,088	52,555
Morgans Hotel Group Co. (a)	6,164	12,451
Noodles & Co. (a)	3,634	17,298
Norwegian Cruise Line Holdings
Ltd. (a)	24,573	926,402
Panera Bread Co., Class A (a)	3,443	670,421
Papa John's International, Inc.	4,041	318,633
Penn National Gaming, Inc. (a)	11,873	161,117
Pinnacle Entertainment, Inc. (a)	9,766	120,512
Planet Fitness, Inc., Class A (a)	4,357	87,445
Popeyes Louisiana Kitchen, Inc. (a)	3,356	178,338
Potbelly Corp. (a)	4,799	59,651
RCI Hospitality Holdings, Inc.	2,654	30,601
Reading International, Inc., Class A
(a)	3,819	50,984
Red Lion Hotels Corp. (a)	5,052	42,134
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	27

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Travel & Leisure (continued)
Red Robin Gourmet Burgers, Inc.
(a)	2,228	$100,126
Red Rock Resorts, Inc., Class A	4,813	113,539
Regal Entertainment Group, Class
A	13,677	297,475
Ruby Tuesday, Inc. (a)	10,132	25,330
Ruth's Hospitality Group, Inc.	4,841	68,355
Ryman Hospitality Properties, Inc.	7,361	354,506
Sabre Corp.	31,232	880,118
Scientific Games Corp., Class A (a)	7,878	88,785
SeaWorld Entertainment, Inc.	9,937	133,951
Shake Shack, Inc., Class A (a)	2,951	102,311
Six Flags Entertainment Corp.	12,972	695,429
SkyWest, Inc.	7,663	202,380
Sonic Corp.	7,093	185,695
Speedway Motorsports, Inc.	1,762	31,469
Spirit Airlines, Inc. (a)	10,544	448,436
Texas Roadhouse, Inc.	9,590	374,298
Town Sports International
Holdings, Inc. (a)	5,154	15,926
Travelport Worldwide Ltd.	17,222	258,847
Travelzoo, Inc. (a)	2,100	26,943
Vail Resorts, Inc.	5,440	853,427
Virgin America, Inc. (a)	2,950	157,854
Wendy's Co.	30,432	328,665
Wingstop, Inc.	3,532	103,488
World Wrestling Entertainment,
Inc.	5,646	120,260
Zoe's Kitchen, Inc. (a)	3,126	69,366
		_________________

29,589,137

_______________________________________________________________

Total Common Stocks - 97.8% 628,177,015

_______________________________________________________________

Master Extended Market Index Series

	Beneficial
	Interest
Other Interests (continued)	(000)	Value
______________________________________________________________
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc.	$4	$—
______________________________________________________________
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	45
______________________________________________________________
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
______________________________________________________________
Total Other Interests - 0.0%		45
______________________________________________________________
Rights — 0.0%	Shares
______________________________________________________________
Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR, 07/16/18 (a)	8,850	28,099
______________________________________________________________
Total Long-Term Investments
(Cost — $427,861,895) — 97.8%		628,205,159
______________________________________________________________

Short-Term Securities
______________________________________________________________
BlackRock Liquidity Funds,T-Fund,
Institutional Class, 0.20% (c)(e)	10,738,620	10,738,620
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC,
Money Market Series, 0.51%
(c)(e)(f)	$ 8,480	8,480,019
______________________________________________________________
Total Short-Term Securities
(Cost — $19,218,639) — 3.0%		19,218,639

______________________________________________________________

	Beneficial		Total Investments	647,423,798
			(Cost — $447,080,534 * ) — 100.8%
Other Interests (d)	Interest		Liabilities in Excess of Other Assets — (0.8)%	(5,261,264)
	(000)			_____________
_______________________________________________________________			Net Assets — 100.0%	$642,162,534
Pharmaceuticals & Biotechnology — 0.0%
				_____________
Merck KGaA	$3	—	* As of period end, gross unrealized appreciation and depreciation based on
_______________________________________________________________			cost for federal income tax purposes were as follows:

			Tax cost	$450,296,514
				_______________
			Gross unrealized appreciation	$247,679,259
			Gross unrealized depreciation	(50,551,975)
				_______________
			Net unrealized appreciation	$197,127,284
				_______________

Notes to Schedule of Investments

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	28

Schedule of Investments (continued)	Master Extended Market Index Series

(c) During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

_______________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

	Shares/			Shares/
	Beneficial			Beneficial
	Interest	Shares/	Shares/	Interest	Value at
	Held at	Beneficial		Held at
	December 31,	Interest	Beneficial	September	September
Affiliate	2015	Purchased	Interest Sold	30, 2016	30, 2016	Income

_______________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

BlackRock Liquidity
Funds, TempFund,
Institutional Class	15,610,860	—	(15,610,860) 1	—	— $	35,869
BlackRock Liquidity
Series, LLC, Money
Market Series	$ 9,970,723	— $	(1,490,704) 1 $	8,480,019	$8,480,019	673,855 2
BlackRock Liquidity
Funds, T-Fund,
Institutional Class	—	10,738,620 1	—	10,738,620	10,738,620	2,912
PennyMac Mortgage
Investment Trust	10,450	—	—	10,450	162,811	9,823

_______________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Total	$ 19,381,450	$722,459

1 Represents net shares/beneficial interest purchased/sold.

2 Represents securities lending income earned from the reinvestment of cash collateral loaned from securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e) Current yield as of period end.

(f) Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts				Unrealized
			Notional	Appreciation
Long	Issue	Expiration	Value	(Depreciation)
61	Russell 2000 Mini Index	December 2016	$7,614,630	$17,236
41	S&P; MidCap 400 E-Mini Index	December 2016	$6,353,360	(28,351)
Total				$(11,115)

Portfolio Abbreviation
REIT	Real Estate Investment Trust
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	29

Schedule of Investments (continued)	Master Extended Market Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non- transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments, refer to the Series' most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy:

_______________________________ _______________________________ _______________________________ _____________________________

	Level 1	Level 2	Level 3	Total
_______________________________ _______________________________ _______________________________ _____________________________
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$9,504,774	—	—	$9,504,774
Alternative Energy	844,319	—	—	844,319
Automobiles & Parts	11,772,770	—	—	11,772,770
Banks	42,488,914	$27,079	—	42,515,993
Beverages	499,384	—	—	499,384
Chemicals	15,720,259	—	—	15,720,259
Construction & Materials	15,131,362	—	—	15,131,362
Electricity	9,011,756	—	—	9,011,756
Electronic & Electrical
Equipment	17,289,307	—	—	17,289,307
Financial Services	26,923,151	—	—	26,923,151
Fixed Line
Telecommunications	1,989,310	—	—	1,989,310
Food & Drug Retailers	4,352,199	—	—	4,352,199
Food Producers	13,383,089	—	—	13,383,089
Forestry & Paper	1,392,051	—	—	1,392,051
Gas, Water & Multi-Utilities	9,901,438	—	—	9,901,438
General Industrials	9,763,554	—	—	9,763,554
General Retailers	25,759,059	—	—	25,759,059
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	30

Schedule of Investments (continued)	Master Extended Market Index Series
Health Care Equipment &
Services	32,726,286	—	—	32,726,286
Household Goods & Home
Construction	9,543,184	—	—	9,543,184
Industrial Engineering	18,180,800	14,079	—	18,194,879
Industrial Metals & Mining	4,367,248	19,478	—	4,386,726
Industrial Transportation	7,772,411	—	—	7,772,411
Leisure Goods	5,557,743	—	—	5,557,743
Life Insurance	1,994,930	—	—	1,994,930
Media	25,018,376	—	—	25,018,376
Mining	3,371,650	—	—	3,371,650
Mobile
Telecommunications	5,918,870	—	—	5,918,870
Nonlife Insurance	21,737,402	—	—	21,737,402
Oil & Gas Producers	15,629,446	—	—	15,629,446
Oil Equipment, Services &
Distribution	8,434,069	—	—	8,434,069
Personal Goods	6,177,567	—	—	6,177,567
Pharmaceuticals &
Biotechnology	35,549,122	—	$24,265	35,573,387
Real Estate Investment &
Services	10,431,091	—	—	10,431,091
Real Estate Investment
Trusts (REITs)	59,782,490	20,224	—	59,802,714
Software & Computer
Services	51,879,945	—	—	51,879,945
Support Services	30,290,327	—	—	30,290,327
Technology Hardware &
Equipment	27,675,629	—	—	27,675,629
Tobacco	717,471	—	—	717,471
Travel & Leisure	29,589,137	—	—	29,589,137
Other Interests:
Technology Hardware &
Equipment	—	—	45	45
Rights:
Technology Hardware &
Equipment	—	—	28,099	28,099
Short-Term Securities:
Money Market Funds	10,738,620	8,480,019	—	19,218,639
Total	$638,810,510	$8,560,879	$52,409	$647,423,798

_______________________________ _______________________________ _______________________________ _____________________________

Derivative Financial Instruments 1

Assets:

Equity contracts	$17,236	—	—	$17,236
Liabilities:
Equity contracts	(28,351)	—	—	(28,351)
Total	$(11,115)	—	—	$(11,115)

1 Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	31

Schedule of Investments (concluded)	Master Extended Market Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

_______________________________ _______________________________ _______________________________ _____________________________

	Level 1	Level 2	Level 3	Total
_______________________________ _______________________________ _______________________________ _____________________________
Assets:
Cash pledged for futures
contracts	$614,700	—	—	$614,700
Liabilities:
Bank overdraft	—	$(110)	—	(110)
Collateral on securities
loaned at value	—	(8,480,019)	—	(8,480,019)
	_______________________________ _______________________________ _______________________________ ____
Total	$614,700	$(8,480,129)	—	$(7,865,429)
	_______________________________ _______________________________ _______________________________ ____

During the period ended September 30, 2016, there were no transfers between levels.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	32

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA FLEXIBLE INCOME FUND

SEPTEMBER 30, 2016

(Form N-Q)

97759-1116	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Flexible Income Fund

September 30, 2016 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (53.3%)

CORPORATE OBLIGATIONS (13.6%)

Consumer Staples (1.0%)

Food Retail (1.0%)

$ 1,000 BI-LO, LLC & BI-LO Finance Corp. (a) 9.25% 2/15/2019 $ 865

Energy (4.6%)

Oil & Gas Drilling (0.5%)

3,648	Schahin II Finance Co. SPV Ltd. (a),(b)	5.88	9/25/2023	493
	Oil & Gas Storage & Transportation (4.1%)
1,000	Enterprise Products Operating, LLC (c)	7.00	6/01/2067	849
4,000	Southern Union Co. (c)	3.77 (d)	11/01/2066	2,660
				3,509
	Total Energy			4,002
	Financials (3.0%)
	Property & Casualty Insurance (3.0%)
3,200	Oil Insurance Ltd. (a),(c)	3.82 (d)	-(e)	2,592
	Real Estate (1.2%)
	Real Estate Development (1.2%)
1,000	Crescent Communities, LLC (a),(f)	8.88	10/15/2021	1,018
	Utilities (3.8%)
	Electric Utilities (3.8%)
1,800	NextEra Energy Capital Holdings, Inc. (g)	6.35 (d)	10/01/2066	1,493
2,000	PPL Capital Funding, Inc. (c)	6.70	3/30/2067	1,774
				3,267
	Total Utilities			3,267
	Total Corporate Obligations (cost: $15,023)			11,744

CONVERTIBLE SECURITIES (2.9%)

Materials (2.9%)

Gold (2.9%)

1,564 Hycroft Mining Corp. (h)(cost: $1,508)	15.00	10/20/2020	2,463

1 | USAA Flexible Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	EURODOLLAR AND YANKEE OBLIGATIONS (1.8%)
	Energy (1.8%)
	Oil & Gas Storage & Transportation (1.8%)
$2,000	TransCanada PipeLines Ltd. (c) (cost: $2,018)	6.35%	5/15/2067	$1,596
	COLLATERALIZED MORTGAGE OBLIGATIONS (3.2%)
	Financials (3.2%)
2,197	Countrywide Alternative Loan Trust	5.00 (d)	3/25/2035	26
649	Sequoia Mortgage Trust	1.43 (d)	9/20/2033	577
1,673	Structured Asset Mortgage Investments, Inc.	1.03 (d)	7/19/2035	1,544
637	Wells Fargo Mortgage Backed Securities Trust	3.00 (d)	4/25/2035	603
	Total Financials			2,750
	Total Collateralized Mortgage Obligations (cost: $2,839)			2,750
	COMMERCIAL MORTGAGE SECURITIES (5.0%)
	Financials (5.0%)
	Commercial Mortgage-Backed Securities (3.0%)
1,000	Citigroup Commercial Mortgage Trust	6.00	12/10/2049	733
2,000	Morgan Stanley Capital I Trust	5.59	3/12/2044	1,828
				2,561
	Interest-Only Commercial Mortgage-Backed Securities (2.0%)
17,407	GS Mortgage Securities Trust, acquired
	1/02/2014; cost $709(a),(i)	0.84	3/10/2044	420
34,251	JPMBB Commercial Mortgage Securities Trust,
	acquired 4/30/2014; cost $2,235(i)	1.00	4/15/2047	1,353
				1,773
	Total Financials			4,334
	Total Commercial Mortgage Securities (cost: $4,558)			4,334
	U.S. TREASURY SECURITIES (26.8%)
	Bonds (26.8%)
3,000	3.00%, 11/15/2045			3,424
2,000	3.00%, 5/15/2045 (j)			2,281
2,000	3.02%, 5/15/2045 (STRIPS Principal)(k)			998
32,000	3.09%, 8/15/2044 (STRIPS Principal)(k)			16,359
				23,062
	Total U.S. Treasury Securities (cost: $19,291)			23,062
	Total Bonds (cost: $45,237)			45,949

Portfolio of Investments | 2

Number	Market
Value
of Shares Security	(000)

EQUITY SECURITIES (29.7%)

COMMON STOCKS (20.4%)

Energy (1.4%)

Integrated Oil & Gas (1.4%)

280,000 Gazprom PAO ADR $ 1,184

Financials (9.9%)

Asset Management & Custody Banks (6.0%)

250,000	Apollo Investment Corp.	1,450
100,000	Ares Capital Corp.	1,550
270,000	Prospect Capital Corp.	2,187
		5,187
	REITs - Mortgage (3.9%)
157,748	Annaly Capital Management, Inc.	1,656
200,000	Two Harbors Investment Corp.	1,706
		3,362
	Total Financials	8,549
	Materials (9.1%)
	Gold (5.8%)
174,500	Alamos Gold, Inc. "A"	1,431
88,599	AuRico Metals, Inc.*	74
75,000	Goldcorp, Inc.	1,239
49,180	Hycroft Mining Corp.*, acquired 5/30/2014-5/21/2015; cost $4,195(i),(l)	49
300,000	Kinross Gold Corp.*	1,263
159,000	Novagold Resources, Inc.*	890
		4,946
	Precious Metals & Minerals (3.3%)
42,000	Newmont Mining Corp.	1,650
47,000	Silver Wheaton Corp.	1,271
		2,921
	Total Materials	7,867
	Total Common Stocks (cost: $21,947)	17,600
	PREFERRED STOCKS (6.8%)
	Consumer Staples (2.5%)
	Agricultural Products (2.5%)
20,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a),(c)	2,136
	Energy (1.9%)
	Oil & Gas Exploration & Production (1.9%)
3,000	Chesapeake Energy Corp., 5.75%, perpetual (a)	$1,594
	Financials (1.2%)
	Thrifts & Mortgage Finance (1.2%)
300,000	Freddie Mac, 8.38%, perpetual*	1,057

3 | USAA Flexible Income Fund

		Market
Number of		Value
Shares	Security	(000)

Telecommunication Services (1.2%)

Integrated Telecommunication Services (1.2%)

40,000 Qwest Corp.	1,038
Total Preferred Stocks (cost: $7,387)	5,825

INVESTMENT COMPANIES (2.5%)

134,502 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund(cost: $1,953)	2,162
Total Equity Securities (cost: $31,287)	25,587

MONEY MARKET INSTRUMENTS (16.7%)

MONEY MARKET FUNDS (16.7%)

14,379,121	State Street Institutional Liquid Reserves Fund Premier Class, 0.40% (c)(m)
	(cost: $14,379)		14,379
	Total Investments (cost: $90,903)		$85,915
			Unrealized
Number of	Expiration		Appreciation/
		Contract	(Depreciation)
Contracts	Date	Value (000)	(000)

FUTURES (n)

SHORT FUTURES

Equity Contracts

(40)	E-mini S&P; 500	12/16/2016	$(4,321)	$(17)
(68)	Russell 2000 Mini	12/16/2016	(8,488)	(110)
			(12,809)	(127)

Foreign Exchange Contracts

(70) Japan Yen Currency	12/19/2016	(8,654)	(27)
		(8,654)	(27)
Total Short Futures		$(21,463)	$(154)
Total Futures		$(21,463)	$(154)

Portfolio of Investments | 4

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3		Total
Bonds:
Corporate Obligations	$	— $		11,744	$	— $	11,744
Convertible Securities		—		2,463		—	2,463
Eurodollar and Yankee Obligations		—		1,596		—	1,596
Collateralized Mortgage Obligations		—		2,750		—	2,750
Commercial Mortgage Securities		—		4,334		—	4,334
U.S. Treasury Securities		5,705		17,357		—	23,062
Equity Securities:
Common Stocks		17,551		—		49	17,600
Preferred Stocks		—		5,825		—	5,825
Investment Companies		2,162		—		—	2,162
Money Market Instruments:
Money Market Funds		14,379		—		—	14,379
Total		$39,797		$46,069		$49	$85,915
Liabilities		LEVEL 1		LEVEL 2	LEVEL 3		Total
Futures (I)		$(154)	$	— $		— $	(154)
Total		$(154)	$	— $		— $	(154)

(I) Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

	RECONCILIATION OF LEVEL 3
	INVESTMENTS
	Convertible Securities	Common Stocks
Balance as of December 31, 2015	$1,444	$12
Purchases	-	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	(1,444)	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	-	37
investments

Balance as of September 30, 2016	$-	$49

FAIR VALUE LEVEL TRANSFERS

For the period of January 1, 2016, through September 30, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

		Transfers into (out of)	Transfers into (out of)
Assets ($ in 000s)		Level 1	Level 2	Transfers into (out of) Level 3
CONVERTIBLE BONDS (II)	$	- $	1,444	$(1,444)

(II) Transferred from Level 3 to Level 2 as result of the securities no longer being a single broker quote.

5 | USAA Flexible Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Flexible Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

6 | USAA Flexible Income Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently

7 | USAA Flexible Income Fund

based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Notes to Portfolio of Investments | 8

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from a broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

9 | USAA Flexible Income Fund

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of September 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2016, were

$7,557,000 and $12,545,000, respectively, resulting in net unrealized depreciation of $4,988,000 ..

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $86,184,000 at September 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.9% of net assets at September 30, 2016.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The

Notes to Portfolio of Investments | 10

purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) At September 30, 2016, the issuer was in default with respect to interest and/or principal payments.

(c) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2016.

(d) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2016.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) At September 30, 2016, the aggregate market value of securities purchased on a when-issued basis was $1,018,000.

(g) At September 30, 2016, the security, or a portion thereof, was segregated to cover delayed- delivery and/or when-issued purchases.

(h) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2016, was $1,822,000, which represented 2.1% of the Fund's net assets.

(j) Securities and cash with a value of $2,384,000 are segregated as collateral for initial margin requirements on open futures contracts.

(k) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(l) Security was fair valued at September 30, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $49,000, which represented 0.1% of the Fund's net assets.

(m) Rate represents the money market fund annualized seven-day yield at September 30, 2016.

(n) The contract value of futures sold as a percentage of Net Assets is 24.9%.

11 | USAA Flexible Income Fund

* Non-income-producing security.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA GLOBAL MANAGED VOLATILITY FUND

SEPTEMBER 30, 2016

(Form N-Q)

88397-1116	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Managed Volatility Fund

September 30, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (100.0%)

COMMON STOCKS (0.0%)

Financials (0.0%)

Diversified Banks (0.0%)

198 Oversea-Chinese Banking Corp. Ltd.(cost: $1) $ 1

EXCHANGE-TRADED FUNDS (49.7%)

100,000	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	4,357
369,600	iShares Edge MSCI Minimum Volatility USA ETF	16,791
219,200	iShares Edge MSCI USA Momentum Factor ETF	16,959
471,500	iShares Edge MSCI USA Quality Factor ETF	31,822
114,100	iShares Edge MSCI USA Value Factor ETF	7,448
2,800	iShares Russell 1000 ETF	337
264,100	PowerShares FTSE RAFI U.S.1000 Portfolio	24,720
626,000	Schwab Fundamental U.S. Large Co. Index ETF	19,475
225,200	Vanguard Total Stock Market ETF	25,072
	Total Exchange-Traded Funds (cost: $142,080)	146,981

INTERNATIONAL EXCHANGE-TRADED FUNDS (49.9%)

120,000	Goldman Sachs ActiveBeta International Equity ETF	3,014
575,600	iShares Core MSCI EAFE ETF	31,739
201,500	iShares Core MSCI Emerging Markets ETF	9,190
173,700	iShares Currency Hedged MSCI EAFE ETF	4,309
213,200	iShares Edge MSCI Minimum Volatility EAFE ETF	14,421
139,300	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	7,531
580,500	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	21,333
683,000	PowerShares FTSE RAFI Emerging Markets Portfolio	12,239
684,600	Schwab Fundamental International Large Co. Index ETF	17,259
524,400	Vanguard FTSE Developed Markets ETF	19,618
164,200	Vanguard FTSE Emerging Markets ETF	6,179
17,100	WisdomTree Europe Hedged Equity Fund	919
	Total International Exchange-Traded Funds (cost: $154,669)	147,751
	Total Equity Securities (cost: $296,750)	294,733

1 | USAA Global Managed Volatility Fund

		Market
Number of		Value
Shares	Security	(000)

MONEY MARKET INSTRUMENTS (0.4%)

MONEY MARKET FUNDS (0.4%)

State Street Institutional Liquid Reserves Fund Premier Class, 0.40% (a)
1,197,566 (cost: $1,198)	$1,198
Total Investments (cost: $297,948)	$295,931

Number of

Contracts

PURCHASED OPTIONS (0.1%)

400 Put - S&P; 500 Index expiring December 16, 2016 at 1800 (cost: $513) $ 282

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1	$	— $	— $	1
Exchange-Traded Funds	146,981		—	—	146,981
International Exchange-Traded Funds	147,751		—	—	147,751
Money Market Instruments:
Money Market Funds	1,198		—	—	1,198
Purchased Options	282		—	—	282
Total	$296,213	$	— $	— $	296,213

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of January 1, 2016, through September 30, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
COMMON STOCK (I)	$1	$(1)	$-

(I) Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Global Managed Volatility Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

3 | USAA Global Managed Volatility Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

Notes to Portfolio of Investments | 4

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

5 | USAA Global Managed Volatility Fund

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2016, did not include master netting provisions.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with

Notes to Portfolio of Investments | 6

index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. As of September 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2016, were $5,219,000 and $7,236,000, respectively, resulting in net unrealized depreciation of $2,017,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $296,057,000 at September 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 49.9% of net assets at September 30, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2016.

7 | USAA Global Managed Volatility Fund

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA REAL RETURN FUND

SEPTEMBER 30, 2016

(Form N-Q)

94427 -1116	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Real Return Fund

September 30, 2016 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (15.7%)
	EXCHANGE-TRADED FUNDS (15.7%)
3,600	Energy Select Sector SPDR ETF	$254
414,900	iShares Core Dividend Growth ETF	11,459
102,700	Proshares S&P; 500 Aristocrats ETF	5,580
	Total Exchange-Traded Funds (cost: $15,907)	17,293
	Total U.S. Equity Securities (cost: $15,907)	17,293
	INTERNATIONAL EQUITY SECURITIES (10.5%)
	EXCHANGE-TRADED FUNDS (10.5%)
131,200	iShares Core MSCI Emerging Markets ETF	5,984
9,900	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	535
70,600	PowerShares FTSE RAFI Emerging Markets Portfolio	1,265
8,400	SPDR S&P; China ETF	671
13,100	SPDR S&P; Emerging Markets SmallCap ETF	565
18,004	WisdomTree Emerging Markets High Dividend Fund(a)	677
15,400	WisdomTree Emerging Markets SmallCap Dividend Fund	643
52,900	WisdomTree India Earnings Fund	1,144
	Total Exchange-Traded Funds (cost: $11,384)	11,484
	Total International Equity Securities (cost: $11,384)	11,484
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (15.2%)
	EXCHANGE-TRADED FUNDS (15.2%)
71,500	First Trust Global Tactical Commodity Strategy Fund*	1,471
24,500	iShares Gold Trust*	311
25,200	iShares Silver Trust*	459
426,600	Powershares DB Optimum Yield ETF*	7,440
27,000	SPDR S&P; Oil & Gas Exploration & Production ETF	1,038
138,200	United States Commodity Index Fund*	5,730
7,000	VanEck Vectors Gold Miners ETF	185
3,500	VanEck Vectors Oil Services ETF	103
	Total Exchange-Traded Funds (cost: $15,958)	16,737
	Total Precious Metals and Commodity-Related Securities (cost: $15,958)	16,737
	GLOBAL REAL ESTATE EQUITY SECURITIES (9.3%)
	EXCHANGE-TRADED FUNDS (9.3%)
117,800	Vanguard REIT ETF (cost: $8,513)	10,218

1 | USAA Real Return Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (46.3%)

CORPORATE OBLIGATIONS (9.5%)

Energy (3.8%)

Oil & Gas Exploration & Production (0.7%)

$755	QEP Resources, Inc.	6.80%	3/01/2020	$780
	Oil & Gas Storage & Transportation (3.1%)
1,000	Energy Transfer Partners, LP	3.77 (b)	11/01/2066	682
2,000	Enterprise Products Operating, LLC	7.03	1/15/2068	2,114
54	NGPL PipeCo, LLC (c)	6.75	9/15/2017	54
560	Targa Resources Partners, LP	6.88	2/01/2021	581
				3,431
	Total Energy			4,211
	Financials (3.1%)
	Multi-Line Insurance (0.4%)
1,000	Genworth Holdings, Inc.	6.15 (b)	11/15/2066	453
	Property & Casualty Insurance (2.0%)
1,000	Chubb Corp.	6.38	3/29/2067	952
1,564	Oil Insurance Ltd. (d)	3.82 (b)	-(e)	1,267
				2,219
	Thrifts & Mortgage Finance (0.7%)
793	Walter Investment Management Corp. (c)	4.75	12/19/2020	729
	Total Financials			3,401
	Health Care (0.9%)
	Health Care Facilities (0.5%)
500	HCA, Inc.	5.38	2/01/2025	517
	Pharmaceuticals (0.4%)
500	Valeant Pharmaceuticals International, Inc. (d)	6.75	8/15/2021	472
	Total Health Care			989
	Materials (0.9%)
	Metal & Glass Containers (0.9%)
931	Anchor Glass Container Corp. (c)	4.75	7/01/2022	938
	Telecommunication Services (0.4%)
	Integrated Telecommunication Services (0.4%)
500	Frontier Communications Corp.	7.88	1/15/2027	450
	Utilities (0.4%)
	Multi-Utilities (0.4%)
500	Puget Sound Energy, Inc.	6.97	6/01/2067	439
	Total Corporate Obligations (cost: $11,308)			10,428

EURODOLLAR AND YANKEE OBLIGATIONS (0.5%)

Materials (0.5%)

Gold (0.5%)

500 Eldorado Gold Corp. (d) (cost: $500)	6.13	12/15/2020	506

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	ASSET-BACKED SECURITIES (1.0%)
	Financials (1.0%)
	Asset-Backed Financing (1.0%)
$1,034	Trip Rail Master Funding, LLC (d) (cost: $1,067)	3.02% (b)	7/15/2041	$1,041
	U.S. TREASURY SECURITIES (29.4%)
	Inflation-Indexed Notes (29.4%)
996	1.88%, 7/15/2019			1,070
1,492	1.38%, 1/15/2020			1,585
2,389	1.25%, 7/15/2020			2,554
2,116	1.13%, 1/15/2021			2,253
3,656	0.63%, 7/15/2021			3,842
2,119	0.13%, 1/15/2022			2,165
1,669	0.13%, 7/15/2022			1,710
3,666	0.13%, 1/15/2023			3,727
1,034	0.38%, 7/15/2023			1,073
1,053	0.63%, 1/15/2024			1,106
1,479	0.13%, 7/15/2024			1,501
1,920	2.50%, 1/15/2029			2,440
1,225	2.13%, 2/15/2040			1,632
1,209	2.13%, 2/15/2041			1,626
162	0.75%, 2/15/2042			167
1,591	0.63%, 2/15/2043			1,598
1,033	1.38%, 2/15/2044			1,227
1,022	0.75%, 2/15/2045			1,055
				32,331
	Total U.S. Treasury Securities (cost: $30,734)			32,331
Number
of Shares
	EXCHANGE-TRADED FUNDS (5.9%)
51,100	iShares TIPS Bond ETF(a)			5,953
14,900	WisdomTree Emerging Markets Local Debt Fund			567
	Total Exchange-Traded Funds (cost: $6,492)			6,520
	Total Bonds (cost: $50,101)			50,826
	MONEY MARKET INSTRUMENTS (2.7%)
	MONEY MARKET FUNDS (2.7%)
	State Street Institutional Liquid Reserves Fund Premier Class, 0.40%(a),(f)
2,968,763	(cost: $2,969)			2,969
	Total Investments (cost: $104,832)			$109,527

3 | USAA Real Return Fund

				Unrealized
Number of		Expiration	Contract	Appreciation/
				(Depreciation)
Contracts	Security	Date	Value (000)	(000)

FUTURES (g),(h)

LONG FUTURES

Interest Rate Contracts

15 U.S. Treasury Bond			12/20/2016 $	2,522		$(27)
Total Futures				$2,522		$(27)
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Exchange-Traded Funds	$17,293	$	— $		— $	17,293
International Equity Securities:
Exchange-Traded Funds	11,484		—		—	11,484
Precious Metals and Commodity-Related
Securities:
Exchange-Traded Funds	16,737		—		—	16,737
Global Real Estate Equity Securities:
Exchange-Traded Funds	10,218		—		—	10,218
Bonds:
Corporate Obligations	—		10,428		—	10,428
Eurodollar and Yankee Obligations	—		506		—	506
Asset-Backed Securities	—		1,041		—	1,041
U.S. Treasury Securities	32,331		—		—	32,331
Exchange-Traded Funds	6,520		—		—	6,520
Money Market Instruments:
Money Market Funds	2,969		—		—	2,969
Total	$97,552		$11,975 $		— $	109,527
Liabilities	LEVEL 1		LEVEL 2	LEVEL 3		Total
Futures (I)	$(27)	$	— $		— $	(27)

(I) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through September 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

5 | USAA Real Return Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

Notes to Portfolio of Investments | 6

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

7 | USAA Real Return Fund

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

Notes to Portfolio of Investments | 8

E. As of September 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2016, were $7,192,000 and $2,497,000, respectively, resulting in net unrealized appreciation of $4,695,000 ..

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $109,823,000 at September 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 12.3% of net assets at September 30, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust
TIPS	Treasury Inflation Protected Securities

9 | USAA Real Return Fund

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2016.

(b) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2016.

(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) Rate represents the money market fund annualized seven-day yield at September 30, 2016.

(g) Cash with a value of $92,000 is segregated as collateral for initial margin requirements on open futures contracts.

(h) The contract value of futures purchased as a percentage of net assets is 2.3%.

* Non-income-producing security.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA S&P; 500 INDEX FUND

SEPTEMBER 30, 2016

(Form N-Q)

48414 -1116	©2016, USAA. All rights reserved.
PORTFOLIO OF INVESTMENTS		1 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	COMMON STOCKS (98.7%)
	Consumer Discretionary (12.4%)
	Advertising (0.2%)
122,393	Interpublic Group of Companies, Inc.	$2,735
71,913	Omnicom Group, Inc.	6,113
		8,848
	Apparel & Accessories & Luxury Goods (0.4%)
85,012	Coach, Inc.	3,108
114,368	Hanesbrands, Inc.	2,888
51,326	Michael Kors Holdings Ltd. *	2,401
24,551	PVH Corp.	2,713
17,014	Ralph Lauren Corp.	1,721
56,177	Under Armour, Inc. ''A'' *	2,173
55,259	Under Armour, Inc. ''C'' *	1,871
100,325	V.F. Corp.	5,623
		22,498
	Apparel Retail (0.6%)
41,368	Foot Locker, Inc.	2,801
66,401	Gap, Inc.	1,477
72,949	L Brands, Inc.	5,163
120,441	Ross Stores, Inc.	7,744
199,279	TJX Companies, Inc.	14,902
27,390	Urban Outfitters, Inc. *	946
		33,033
	Auto Parts & Equipment (0.4%)
60,957	BorgWarner, Inc.	2,144
82,728	Delphi Automotive plc	5,900
287,053	Johnson Controls International plc	13,357
		21,401
	Automobile Manufacturers (0.5%)
1,185,151	Ford Motor Co.	14,305
431,423	General Motors Co.	13,706
		28,011
	Automotive Retail (0.4%)
22,401	Advance Auto Parts, Inc.	3,341
19,982	AutoNation, Inc. *	973
8,882	AutoZone, Inc. *	6,824
58,142	CarMax, Inc. *	3,102
28,833	O'Reilly Automotive, Inc. *	8,076
		22,316
	Broadcasting (0.2%)
123,517	CBS Corp. ''B''	6,762
46,099	Discovery Communications, Inc. ''A'' *	1,241
68,046	Discovery Communications, Inc. ''C'' *	1,790
29,158	Scripps Network Interactive ''A''	1,851
64,512	TEGNA, Inc.	1,410
		13,054
	Cable & Satellite (1.1%)
65,819	Charter Communications, Inc. ''A'' *	17,769
729,574	Comcast Corp. ''A''	48,400
		66,169
	Casinos & Gaming (0.0%)
24,109	Wynn Resorts Ltd.	2,349
	Computer & Electronic Retail (0.1%)
83,672	Best Buy Co., Inc.	3,195
	Consumer Electronics (0.1%)
34,960	Garmin Ltd.	1,682
21,256	Harman International Industries, Inc.	1,795
		3,477
	Department Stores (0.1%)
54,914	Kohl's Corp.	2,403
93,074	Macy's, Inc.	3,448
35,299	Nordstrom, Inc.	1,831
		7,682
	Distributors (0.1%)
45,216	Genuine Parts Co.	4,542
93,700	LKQ Corp. *	3,323
		7,865
PORTFOLIO OF INVESTMENTS (continued)		2 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	Footwear (0.4%)
409,545	NIKE, Inc. ''B''	$21,563
	General Merchandise Stores (0.4%)
78,747	Dollar General Corp.	5,511
71,387	Dollar Tree, Inc. *	5,635
174,641	Target Corp.	11,994
		23,140
	Home Furnishings (0.1%)
40,737	Leggett & Platt, Inc.	1,857
19,245	Mohawk Industries, Inc. *	3,855
		5,712
	Home Improvement Retail (1.2%)
375,246	Home Depot, Inc.	48,287
265,642	Lowe's Companies, Inc.	19,182
		67,469
	Homebuilding (0.1%)
102,089	D.R. Horton, Inc.	3,083
56,534	Lennar Corp. ''A''	2,394
95,233	PulteGroup, Inc.	1,908
		7,385
	Homefurnishing Retail (0.0%)
46,921	Bed Bath & Beyond, Inc.	2,023
	Hotels, Resorts & Cruise Lines (0.3%)
131,463	Carnival Corp.	6,418
97,569	Marriott International, Inc. ''A''	6,569
50,956	Royal Caribbean Cruises Ltd.	3,819
33,066	Wyndham Worldwide Corp.	2,227
		19,033
	Household Appliances (0.1%)
22,961	Whirlpool Corp.	3,723
	Housewares & Specialties (0.1%)
146,870	Newell Rubbermaid, Inc.	7,734
	Internet Retail (2.5%)
119,495	Amazon.com, Inc. *	100,054
36,590	Expedia, Inc.	4,271
130,246	Netflix, Inc. *	12,836
15,074	Priceline Group, Inc. *	22,181
34,486	TripAdvisor, Inc. *	2,179
		141,521
	Leisure Products (0.1%)
33,993	Hasbro, Inc.	2,697
103,942	Mattel, Inc.	3,147
		5,844
	Motorcycle Manufacturers (0.1%)
54,275	Harley-Davidson, Inc.	2,854
	Movies & Entertainment (1.3%)
236,183	Time Warner, Inc.	18,802
323,074	Twenty-First Century Fox, Inc. ''A''	7,825
147,878	Twenty-First Century Fox, Inc. ''B''	3,658
104,771	Viacom, Inc. ''B''	3,992
449,017	Walt Disney Co.	41,696
		75,973
	Publishing (0.0%)
117,161	News Corp. ''A''	1,638
36,078	News Corp. ''B''	513
		2,151
	Restaurants (1.2%)
8,834	Chipotle Mexican Grill, Inc. *	3,741
38,347	Darden Restaurants, Inc.	2,351
259,177	McDonald's Corp.	29,899
445,433	Starbucks Corp.	24,116
112,458	Yum! Brands, Inc.	10,212
		70,319
	Specialized Consumer Services (0.0%)
67,281	H&R; Block, Inc.	1,558
PORTFOLIO OF INVESTMENTS (continued)		3 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	Specialty Stores (0.2%)
22,957	Signet Jewelers Ltd.	$1,711
198,394	Staples, Inc.	1,696
32,606	Tiffany & Co.	2,368
40,519	Tractor Supply Co.	2,729
17,803	Ulta Salon, Cosmetics & Fragrance, Inc. *	4,237
		12,741
	Tires & Rubber (0.1%)
80,357	Goodyear Tire & Rubber Co.	2,596
	Total Consumer Discretionary	713,237
	Consumer Staples (9.7%)
	Agricultural Products (0.1%)
177,196	Archer-Daniels-Midland Co.	7,472
	Brewers (0.1%)
55,921	Molson Coors Brewing Co. ''B''	6,140
	Distillers & Vintners (0.2%)
55,364	Brown-Forman Corp. ''B''	2,627
53,795	Constellation Brands, Inc. ''A''	8,956
		11,583
	Drug Retail (0.9%)
323,820	CVS Health Corp.	28,817
259,664	Walgreens Boots Alliance, Inc.	20,934
		49,751
	Food Distributors (0.1%)
155,083	Sysco Corp.	7,601
	Food Retail (0.2%)
288,549	Kroger Co.	8,564
96,072	Whole Foods Market, Inc.	2,724
		11,288
	Household Products (2.0%)
78,268	Church & Dwight Co., Inc.	3,751
39,516	Clorox Co.	4,947
270,850	Colgate-Palmolive Co.	20,081
109,088	Kimberly-Clark Corp.	13,760
810,489	Procter & Gamble Co. (f)	72,741
		115,280
	Hypermarkets & Super Centers (0.9%)
133,038	Costco Wholesale Corp.	20,289
460,314	Wal-Mart Stores, Inc. (f)	33,198
		53,487
	Packaged Food & Meat (1.6%)
59,024	Campbell Soup Co.	3,229
126,436	ConAgra Foods, Inc.	5,956
181,219	General Mills, Inc.	11,576
42,835	Hershey Co.	4,095
81,487	Hormel Foods Corp.	3,091
35,343	J.M. Smucker Co.	4,790
76,529	Kellogg Co.	5,929
180,890	Kraft Heinz Co.	16,191
35,113	McCormick & Co., Inc.	3,509
55,838	Mead Johnson Nutrition Co.	4,412
472,283	Mondelez International, Inc. ''A''	20,733
90,241	Tyson Foods, Inc. ''A''	6,738
		90,249
	Personal Products (0.1%)
66,843	Estee Lauder Companies, Inc. ''A''	5,920
	Soft Drinks (1.9%)
1,179,725	Coca-Cola Co.	49,926
56,470	Dr Pepper Snapple Group, Inc.	5,156
41,044	Monster Beverage Corp. *	6,026
437,015	PepsiCo, Inc.	47,534
		108,642
	Tobacco (1.6%)
593,277	Altria Group, Inc.	37,513
471,052	Philip Morris International, Inc.	45,795
251,936	Reynolds American, Inc.	11,879
	Total Consumer Staples	95,187
		562,600
PORTFOLIO OF INVESTMENTS (continued)		4 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	Energy (7.2%)
	Integrated Oil & Gas (3.2%)
572,992	Chevron Corp.	$58,972
1,259,344	Exxon Mobil Corp.	109,916
232,087	Occidental Petroleum Corp.	16,924
		185,812
	Oil & Gas Drilling (0.1%)
33,194	Helmerich & Payne, Inc.	2,234
102,325	Transocean Ltd. *	1,091
		3,325
	Oil & Gas Equipment & Services (1.0%)
129,901	Baker Hughes, Inc.	6,556
68,460	FMC Technologies, Inc. *	2,031
261,859	Halliburton Co.	11,752
114,698	National Oilwell Varco, Inc.	4,214
422,247	Schlumberger Ltd.	33,206
		57,759
	Oil & Gas Exploration & Production (1.8%)
165,723	Anadarko Petroleum Corp.	10,500
115,141	Apache Corp.	7,354
140,986	Cabot Oil & Gas Corp.	3,638
198,216	Chesapeake Energy Corp. *	1,243
28,673	Cimarex Energy Co.	3,853
43,181	Concho Resources, Inc. *	5,931
376,205	ConocoPhillips	16,354
158,560	Devon Energy Corp.	6,994
167,241	EOG Resources, Inc.	16,174
52,278	EQT Corp.	3,796
81,768	Hess Corp.	4,384
257,900	Marathon Oil Corp.	4,077
48,445	Murphy Oil Corp.	1,473
59,756	Newfield Exploration Co. *	2,597
130,871	Noble Energy, Inc.	4,677
51,512	Pioneer Natural Resources Co.	9,563
57,101	Range Resources Corp.	2,213
149,869	Southwestern Energy Co. *	2,074
		106,895
	Oil & Gas Refining & Marketing (0.5%)
160,924	Marathon Petroleum Corp.	6,532
135,011	Phillips 66	10,875
36,107	Tesoro Corp.	2,873
140,141	Valero Energy Corp.	7,427
		27,707
	Oil & Gas Storage & Transportation (0.6%)
583,084	Kinder Morgan, Inc.	13,487
64,108	ONEOK, Inc.	3,294
212,941	Spectra Energy Corp.	9,103
207,439	Williams Companies, Inc.	6,375
	Total Energy	32,259
		413,757
	Financials (12.6%)
	Asset Management & Custody Banks (1.0%)
16,526	Affiliated Managers Group, Inc. *	2,391
49,081	Ameriprise Financial, Inc.	4,897
324,427	Bank of New York Mellon Corp.	12,938
37,084	BlackRock, Inc.	13,442
106,857	Franklin Resources, Inc.	3,801
123,962	Invesco Ltd.	3,876
28,088	Legg Mason, Inc.	941
63,759	Northern Trust Corp. (c)	4,335
111,363	State Street Corp.	7,754
75,475	T. Rowe Price Group, Inc.	5,019
		59,394
	Consumer Finance (0.7%)
235,686	American Express Co.	15,093
153,652	Capital One Financial Corp.	11,037
122,561	Discover Financial Services	6,931
96,129	Navient Corp.	1,391
240,555	Synchrony Financial	6,735
		41,187
PORTFOLIO OF INVESTMENTS (continued)		5 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	Diversified Banks (4.3%)
3,099,041	Bank of America Corp. (f)	$48,500
882,310	Citigroup, Inc.	41,671
53,160	Comerica, Inc.	2,516
1,096,943	JPMorgan Chase & Co. (f)	73,045
488,593	U.S. Bancorp	20,956
1,379,080	Wells Fargo & Co.	61,066
		247,754
	Financial Exchanges & Data (0.7%)
102,785	CME Group, Inc.	10,743
36,120	Intercontinental Exchange, Inc.	9,729
50,883	Moody's Corp.	5,510
34,560	NASDAQ OMX Group, Inc.	2,334
79,992	S&P; Global, Inc.	10,124
	Insurance Brokers (0.5%)	38,440

80,649	Aon plc	9,072
53,345	Arthur J. Gallagher & Co.	2,714
157,329	Marsh & McLennan Companies, Inc.	10,580
39,392	Willis Towers Watson plc	5,230
		27,596
	Investment Banking & Brokerage (0.8%)
366,288	Charles Schwab Corp.	11,564
83,201	E*TRADE Financial Corp. *	2,423
114,593	Goldman Sachs Group, Inc.	18,480
447,282	Morgan Stanley	14,340
		46,807
	Life & Health Insurance (0.8%)
124,343	Aflac, Inc.	8,937
70,638	Lincoln National Corp.	3,319
333,672	MetLife, Inc.	14,825
81,445	Principal Financial Group, Inc.	4,195
132,680	Prudential Financial, Inc.	10,833
33,769	Torchmark Corp.	2,158
71,861	Unum Group	2,537
		46,804
	Multi-line Insurance (0.5%)
308,870	American International Group, Inc.	18,328
18,451	Assurant, Inc.	1,702
117,211	Hartford Financial Services Group, Inc.	5,019
83,859	Loews Corp.	3,451
		28,500
	Multi-Sector Holdings (1.5%)
576,682	Berkshire Hathaway, Inc. ''B'' *	83,313
97,885	Leucadia National Corp.	1,864
		85,177
	Property & Casualty Insurance (0.8%)
113,043	Allstate Corp.	7,820
141,240	Chubb Ltd.	17,747
45,392	Cincinnati Financial Corp.	3,423
176,116	Progressive Corp.	5,548
87,558	Travelers Companies, Inc.	10,030
83,489	XL Group Ltd.	2,808
		47,376
	Regional Banks (1.0%)
247,245	BB&T; Corp.	9,326
157,572	Citizens Financial Group, Inc.	3,894
232,230	Fifth Third Bancorp	4,751
328,294	Huntington Bancshares, Inc.	3,237
327,582	KeyCorp	3,987
47,588	M&T; Bank Corp.	5,525
95,975	People's United Financial, Inc.	1,518
149,218	PNC Financial Services Group, Inc.	13,443
381,716	Regions Financial Corp.	3,767
152,166	SunTrust Banks, Inc.	6,665
62,796	Zions Bancorp	1,948
	Total Financials	58,061
		727,096
PORTFOLIO OF INVESTMENTS (continued)		6 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	Health Care (14.5%)
	Biotechnology (3.0%)
494,656	AbbVie, Inc.	$31,198
68,028	Alexion Pharmaceuticals, Inc. *	8,336
227,167	Amgen, Inc.	37,894
66,550	Biogen, Inc. *	20,832
235,511	Celgene Corp. *	24,618
400,811	Gilead Sciences, Inc. (f)	31,712
22,932	Regeneron Pharmaceuticals, Inc. *	9,219
75,057	Vertex Pharmaceuticals, Inc. *	6,546
		170,355
	Health Care Distributors (0.5%)
54,865	AmerisourceBergen Corp.	4,432
96,677	Cardinal Health, Inc.	7,512
24,962	Henry Schein, Inc. *	4,068
68,519	McKesson Corp.	11,426
25,797	Patterson Companies, Inc.	1,185
		28,623
	Health Care Equipment (2.6%)
446,397	Abbott Laboratories	18,878
148,585	Baxter International, Inc.	7,073
64,632	Becton, Dickinson and Co.	11,616
413,168	Boston Scientific Corp. *	9,833
22,345	C.R. Bard, Inc.	5,012
184,538	Danaher Corp.	14,466
64,640	Edwards Lifesciences Corp. *	7,793
84,215	Hologic, Inc. *	3,270
11,684	Intuitive Surgical, Inc. *	8,469
419,665	Medtronic plc	36,259
86,532	St. Jude Medical, Inc.	6,902
94,326	Stryker Corp.	10,980
28,095	Varian Medical Systems, Inc. *	2,796
60,718	Zimmer Biomet Holdings, Inc.	7,895
		151,242
	Health Care Facilities (0.2%)
89,567	HCA Holdings, Inc. *	6,774
27,329	Universal Health Services, Inc. ''B''	3,368
		10,142
	Health Care Services (0.4%)
50,190	DaVita HealthCare Partners, Inc. *	3,316
191,625	Express Scripts Holding Co. *	13,515
31,204	Laboratory Corp. of America Holdings *	4,290
41,999	Quest Diagnostics, Inc.	3,555
		24,676
	Health Care Supplies (0.1%)
14,805	Cooper Companies, Inc.	2,654
70,912	DENTSPLY SIRONA, Inc.	4,214
		6,868
	Health Care Technology (0.1%)
91,537	Cerner Corp. *	5,652
	Life Sciences Tools & Services (0.7%)
99,021	Agilent Technologies, Inc.	4,663
44,589	Illumina, Inc. *	8,100
8,096	Mettler-Toledo International, Inc. *	3,399
33,069	PerkinElmer, Inc.	1,855
119,582	Thermo Fisher Scientific, Inc.	19,021
24,595	Waters Corp. *	3,898
		40,936
	Managed Health Care (1.5%)
106,550	Aetna, Inc.	12,301
79,970	Anthem, Inc.	10,021
51,949	Centene Corp. *	3,479
77,780	Cigna Corp.	10,136
45,399	Humana, Inc.	8,031
289,144	UnitedHealth Group, Inc.	40,480
		84,448
PORTFOLIO OF INVESTMENTS (continued)		7 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	Pharmaceuticals (5.4%)
120,249	Allergan plc *	$27,695
507,428	Bristol-Myers Squibb Co.	27,360
295,082	Eli Lilly and Co.	23,683
59,568	Endo International plc *	1,200
830,900	Johnson & Johnson (f)	98,154
32,713	Mallinckrodt plc *	2,283
839,779	Merck & Co., Inc. (f)	52,411
139,729	Mylan N.V. *	5,326
43,271	Perrigo Co. plc	3,995
1,842,244	Pfizer, Inc. (f)	62,397
150,385	Zoetis, Inc.	7,822
	Total Health Care	312,326
		835,268
	Industrials (9.6%)
	Aerospace & Defense (2.1%)
176,175	Boeing Co.	23,209
87,248	General Dynamics Corp.	13,537
23,499	L-3 Communications Holdings, Inc.	3,542
76,672	Lockheed Martin Corp.	18,380
54,231	Northrop Grumman Corp.	11,603
89,606	Raytheon Co.	12,198
39,308	Rockwell Collins, Inc.	3,315
81,909	Textron, Inc.	3,256
15,201	TransDigm Group, Inc. *	4,395
236,352	United Technologies Corp.	24,013
		117,448
	Agriculture & Farm Machinery (0.1%)
87,841	Deere & Co.	7,497
	Air Freight & Logistics (0.7%)
43,056	C.H. Robinson Worldwide, Inc.	3,034
54,922	Expeditors International of Washington, Inc.	2,830
74,205	FedEx Corp.	12,962
210,035	United Parcel Service, Inc. ''B''	22,969
		41,795
	Airlines (0.5%)
37,585	Alaska Air Group, Inc.	2,475
160,294	American Airlines Group, Inc.	5,869
227,514	Delta Air Lines, Inc.	8,955
188,412	Southwest Airlines Co.	7,327
89,095	United Continental Holdings, Inc. *	4,675
		29,301
	Building Products (0.1%)
29,088	Allegion plc	2,004
46,397	Fortune Brands Home & Security, Inc.	2,696
100,460	Masco Corp.	3,447
		8,147
	Construction & Engineering (0.1%)
42,100	Fluor Corp.	2,161
36,924	Jacobs Engineering Group, Inc. *	1,910
45,493	Quanta Services, Inc. *	1,273
		5,344
	Construction & Farm Machinery & Heavy Trucks (0.5%)
177,486	Caterpillar, Inc.	15,756
47,073	Cummins, Inc.	6,032
105,969	PACCAR, Inc.	6,229
		28,017
	Diversified Support Services (0.1%)
25,868	Cintas Corp.	2,913
	Electrical Components & Equipment (0.5%)
13,384	Acuity Brands, Inc.	3,542
70,305	AMETEK, Inc.	3,359
138,318	Eaton Corp. plc	9,089
195,028	Emerson Electric Co.	10,631
39,499	Rockwell Automation, Inc.	4,832
		31,453
	Environmental & Facilities Services (0.2%)
70,641	Republic Services, Inc.	3,564
25,602	Stericycle, Inc. *	2,052
123,506	Waste Management, Inc.	7,874
		13,490
PORTFOLIO OF INVESTMENTS (continued)		8 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	Human Resource & Employment Services (0.0%)
39,805	Robert Half International, Inc.	$1,507
	Industrial Conglomerates (2.5%)
183,531	3M Co.	32,344
2,721,175	General Electric Co.	80,601
231,010	Honeywell International, Inc.	26,934
30,790	Roper Technologies, Inc.	5,618
		145,497
	Industrial Machinery (0.8%)
47,363	Dover Corp.	3,488
39,692	Flowserve Corp.	1,915
91,690	Fortive Corp.	4,667
96,871	Illinois Tool Works, Inc.	11,609
78,387	Ingersoll-Rand plc	5,325
40,641	Parker-Hannifin Corp.	5,102
50,500	Pentair plc	3,244
17,747	Snap-on, Inc.	2,697
45,661	Stanley Black & Decker, Inc.	5,615
54,702	Xylem, Inc.	2,869
		46,531
	Office Services & Supplies (0.0%)
57,684	Pitney Bowes, Inc.	1,047
	Railroads (0.8%)
287,182	CSX Corp.	8,759
32,905	Kansas City Southern	3,071
89,132	Norfolk Southern Corp.	8,651
252,932	Union Pacific Corp.	24,668
		45,149
	Research & Consulting Services (0.3%)
11,123	Dun & Bradstreet Corp.	1,520
36,128	Equifax, Inc.	4,862
101,876	Nielsen Holdings plc	5,457
47,609	Verisk Analytics, Inc. *	3,870
		15,709
	Trading Companies & Distributors (0.2%)
88,028	Fastenal Co.	3,678
25,970	United Rentals, Inc. *	2,039
16,867	W.W. Grainger, Inc.	3,792
		9,509
	Trucking (0.1%)
26,795	J.B. Hunt Transport Services, Inc.	2,174
15,995	Ryder System, Inc.	1,055
	Total Industrials	3,229
		553,583
	Information Technology (21.0%)
	Application Software (0.8%)
151,266	Adobe Systems, Inc. *	16,419
59,261	Autodesk, Inc. *	4,286
46,973	Citrix Systems, Inc. *	4,003
74,416	Intuit, Inc.	8,187
195,558	salesforce.com, Inc. *	13,949
		46,844
	Communications Equipment (1.1%)
1,527,518	Cisco Systems, Inc.	48,453
20,012	F5 Networks, Inc. *	2,495
37,692	Harris Corp.	3,453
116,303	Juniper Networks, Inc.	2,798
50,632	Motorola Solutions, Inc.	3,862
		61,061
	Data Processing & Outsourced Services (2.4%)
17,862	Alliance Data Systems Corp. *	3,832
138,504	Automatic Data Processing, Inc.	12,216
99,523	Fidelity National Information Services, Inc.	7,666
66,711	Fiserv, Inc. *	6,636
46,441	Global Payments, Inc.	3,565
291,188	MasterCard, Inc. ''A''	29,634
97,742	Paychex, Inc.	5,656
340,835	PayPal Holdings, Inc. *	13,964
50,199	Total System Services, Inc.	2,367
572,856	Visa, Inc. ''A''	47,375
148,022	Western Union Co.	3,082
258,308	Xerox Corp.	2,617
		138,610
PORTFOLIO OF INVESTMENTS (continued)		9 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	Electronic Components (0.2%)
93,674	Amphenol Corp. ''A''	$6,081
314,797	Corning, Inc.	7,445
		13,526
	Electronic Equipment & Instruments (0.0%)
42,328	FLIR Systems, Inc.	1,330
	Electronic Manufacturing Services (0.1%)
107,563	TE Connectivity Ltd.	6,925
	Home Entertainment Software (0.3%)
207,142	Activision Blizzard, Inc.	9,176
91,248	Electronic Arts, Inc. *	7,793
		16,969
	Internet Software & Services (4.5%)
53,025	Akamai Technologies, Inc. *	2,810
89,548	Alphabet, Inc. ''A'' *	72,002
89,747	Alphabet, Inc. ''C'' *	69,759
318,091	eBay, Inc. *	10,465
705,467	Facebook, Inc. ''A'' *	90,490
28,229	VeriSign, Inc. *	2,209
265,937	Yahoo!, Inc. *	11,462
		259,197
	IT Consulting & Other Services (1.3%)
189,081	Accenture plc ''A''	23,100
184,534	Cognizant Technology Solutions Corp. ''A'' *	8,804
44,165	CSRA, Inc.	1,188
264,134	International Business Machines Corp.	41,958
39,919	Teradata Corp. *	1,237
		76,287
	Semiconductor Equipment (0.3%)
327,855	Applied Materials, Inc.	9,885
47,598	KLA-Tencor Corp.	3,318
48,510	Lam Research Corp.	4,594
		17,797
	Semiconductors (3.0%)
93,286	Analog Devices, Inc.	6,012
120,099	Broadcom Ltd.	20,719
23,033	First Solar, Inc. *	910
1,436,651	Intel Corp.	54,234
73,041	Linear Technology Corp.	4,331
65,681	Microchip Technology, Inc.	4,081
315,840	Micron Technology, Inc. *	5,616
162,437	NVIDIA Corp.	11,130
38,704	Qorvo, Inc. *	2,157
447,506	QUALCOMM, Inc.	30,654
56,754	Skyworks Solutions, Inc.	4,321
304,959	Texas Instruments, Inc.	21,402
76,840	Xilinx, Inc.	4,176
		169,743
	Systems Software (3.2%)
95,416	CA, Inc.	3,156
2,366,475	Microsoft Corp. (f)	136,309
914,036	Oracle Corp.	35,903
55,182	Red Hat, Inc. *	4,461
186,935	Symantec Corp.	4,692
		184,521
	Technology Hardware, Storage & Peripherals (3.8%)
1,636,367	Apple, Inc. (f)	184,991
505,112	Hewlett Packard Enterprise Co.	11,491
520,065	HP, Inc.	8,077
84,565	NetApp, Inc.	3,029
91,366	Seagate Technology plc	3,522
86,308	Western Digital Corp.	5,047
	Total Information Technology	216,157
		1,208,967
	Materials (2.9%)
	Aluminum (0.1%)
400,216	Alcoa, Inc.	4,058
	Commodity Chemicals (0.1%)
103,284	LyondellBasell Industries N.V. ''A''	8,331
PORTFOLIO OF INVESTMENTS (continued)		10 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	Construction Materials (0.1%)
19,360	Martin Marietta Materials, Inc.	$3,468
40,214	Vulcan Materials Co.	4,573
		8,041
	Copper (0.1%)
370,667	Freeport-McMoRan, Inc.	4,025
	Diversified Chemicals (0.7%)
342,212	Dow Chemical Co.	17,737
265,502	E.I. du Pont de Nemours and Co.	17,780
45,209	Eastman Chemical Co.	3,060
		38,577
	Fertilizers & Agricultural Chemicals (0.3%)
70,871	CF Industries Holdings, Inc.	1,726
41,045	FMC Corp.	1,984
132,887	Monsanto Co.	13,581
106,240	Mosaic Co.	2,599
		19,890
	Gold (0.1%)
161,215	Newmont Mining Corp.	6,334
	Industrial Gases (0.4%)
65,775	Air Products and Chemicals, Inc.	9,889
86,410	Praxair, Inc.	10,441
		20,330
	Metal & Glass Containers (0.1%)
52,612	Ball Corp.	4,312
48,409	Owens-Illinois, Inc. *	890
		5,202
	Paper Packaging (0.3%)
27,296	Avery Dennison Corp.	2,123
124,429	International Paper Co.	5,970
60,174	Sealed Air Corp.	2,757
76,811	WestRock Co.	3,724
		14,574
	Specialty Chemicals (0.5%)
33,976	Albemarle Corp.	2,905
79,669	Ecolab, Inc.	9,697
24,030	International Flavors & Fragrances, Inc.	3,436
80,852	PPG Industries, Inc.	8,357
24,371	Sherwin-Williams Co.	6,742
		31,137
	Steel (0.1%)
96,953	Nucor Corp.	4,794
	Total Materials	165,293
	Real Estate (3.0%)
	Real Estate Services (0.0%)
90,585	CBRE Group, Inc. ''A'' *	2,535
	REITs - Health Care (0.4%)
142,323	HCP, Inc.	5,401
106,671	Ventas, Inc.	7,535
108,682	Welltower, Inc.	8,126
		21,062
	REITs - Hotel & Resort (0.1%)
226,600	Host Hotels & Resorts, Inc.	3,528
	REITs - Industrial (0.1%)
159,542	Prologis, Inc.	8,542
	REITs - Office (0.3%)
46,605	Boston Properties, Inc.	6,351
30,555	SL Green Realty Corp.	3,303
52,116	Vornado Realty Trust	5,275
		14,929
	REITs - Residential (0.4%)
47,957	Apartment Investment & Management Co. ''A''	2,202
41,692	AvalonBay Communities, Inc.	7,414
111,077	Equity Residential	7,146
19,791	Essex Property Trust, Inc.	4,407
80,522	UDR, Inc.	2,898
		24,067
PORTFOLIO OF INVESTMENTS (continued)		11 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security	Market Value (000) ..
	REITs - Retail (0.7%)
21,553	Federal Realty Investment Trust	$3,318
177,683	General Growth Properties, Inc.	4,904
127,101	Kimco Realty Corp.	3,679
36,586	Macerich Co.	2,959
78,703	Realty Income Corp.	5,267
95,410	Simon Property Group, Inc.	19,751
		39,878
	REITs - Specialized (1.0%)
129,179	American Tower Corp.	14,640
102,490	Crown Castle International Corp.	9,656
44,793	Digital Realty Trust, Inc.	4,350
21,572	Equinix, Inc.	7,771
38,344	Extra Space Storage, Inc.	3,045
74,277	Iron Mountain, Inc.	2,788
45,288	Public Storage	10,105
227,232	Weyerhaeuser Co.	7,258
	Total Real Estate	59,613
		174,154
	Telecommunication Services (2.6%)
	Alternative Carriers (0.1%)
88,288	Level 3 Communications, Inc. *	4,095
	Integrated Telecommunication Services (2.5%)
1,868,085	AT&T;, Inc. (f)	75,863
165,804	CenturyLink, Inc.	4,548
361,783	Frontier Communications Corp.	1,505
1,237,804	Verizon Communications, Inc. (f)	64,341
	Total Telecommunication Services	146,257
		150,352
	Utilities (3.2%)
	Electric Utilities (2.0%)
68,719	Alliant Energy Corp.	2,633
148,956	American Electric Power Co., Inc.	9,565
209,263	Duke Energy Corp.	16,749
99,086	Edison International	7,159
54,049	Entergy Corp.	4,147
96,317	Eversource Energy	5,218
279,465	Exelon Corp.	9,303
129,255	FirstEnergy Corp.	4,276
141,813	NextEra Energy, Inc.	17,347
151,299	PG&E; Corp.	9,255
33,902	Pinnacle West Capital Corp.	2,576
206,512	PPL Corp.	7,139
297,174	Southern Co.	15,245
154,715	Xcel Energy, Inc.	6,365
		116,977
	Independent Power Producers & Energy Traders (0.0%)
202,069	AES Corp.	2,597
96,532	NRG Energy, Inc.	1,082
		3,679
	Multi-Utilities (1.1%)
73,224	Ameren Corp.	3,601
130,382	CenterPoint Energy, Inc.	3,029
85,019	CMS Energy Corp.	3,572
92,234	Consolidated Edison, Inc.	6,945
189,986	Dominion Resources, Inc.	14,110
54,605	DTE Energy Co.	5,115
98,764	NiSource, Inc.	2,381
154,069	Public Service Enterprise Group, Inc.	6,451
43,476	SCANA Corp.	3,146
75,795	Sempra Energy	8,125
95,974	WEC Energy Group, Inc.	5,747
		62,222
	Water Utilities (0.1%)
53,800	American Water Works Co., Inc.	4,026
	Total Utilities	186,904
	Total Common Stock (cost:$3,259,679)	5,691,211
PORTFOLIO OF INVESTMENTS (continued)				12 ..
USAA S&P; 500 INDEX FUND
September 30, 2016 (unaudited)
Number of Shares	Security			Market Value (000) ..
	MONEY MARKET INSTRUMENTS (1.1%)
	Money Market Fund (0.9%)
53,028,673	Northern Institutional Funds - Diversified Assets Portfolio, 0.08% (a),(d)			$53,029
Principal
Amount
(000)	U.S. Treasury Bills (0.2%)

$12,955	0.46%, 3/02/17 (b),(e)			12,935
	Total Money Market Instruments (cost: $65,959)			65,964
	Total Investments (cost: $3,325,638)			$5,757,175

				Unrealized
				Appreciation/
Number of		Expiration	Contract	(Depreciation)
Contracts		Date	Value (000)	(000)
	FUTURES (g)
	LONG FUTURES
	Equity Contracts
667	E-mini S&P; 500 Index Futures	12/16/2016	$72,049	$160
	Total Futures		$72,049	$160

13

PORTFOLIO OF INVESTMENTS (continued)

USAA S&P; 500 INDEX FUND

September 30, 2016 (unaudited)

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$5,691,211	$-	$-	$5,691,211
Money Market Instruments:
Money Market Fund	53,029	-	-	53,029
U.S. Treasury Bills	12,935	-	-	12,935
Futures (I)	160	-	-	160
Total	$5,757,335	$-	$-	$5,757,335

(I) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016 , through September 30, 2016, there were no transfers betweeen levels

The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period

In which the event or circumstance that caused the transfer occurred.

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA S&P; 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

14 | USAA S&P; 500 Index Fund

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

15 | USAA S&P; 500 Index Fund

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P; 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes

Notes to Portfolio of Investments | 16

as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of September 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2016, were $2,594,387,000 and $162,850,000, respectively, resulting in net unrealized appreciation of $2,431,537,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $5,764,641,000 at September 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2016.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc. (NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $12,935,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2016.

(g) The contract value of the futures purchased as a percentage of net assets is 1.2%.

* Non-income-producing security.

17 | USAA S&P; 500 Index Fund

PORTFOLIOS OF INVESTMENTS 3 RD QUARTER

USAA TARGET RETIREMENT FUNDS

SEPTEMBER 30, 2016

(Form N-Q)

88235-1116	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Target Retirement Income Fund

September 30, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (34.1%)

104,601	USAA Aggressive Growth Fund	$4,231
233,500	USAA Emerging Markets Fund	3,748
501,586	USAA Flexible Income Fund	4,710
1,670,770	USAA Global Managed Volatility Fund	15,338
271,593	USAA Growth Fund	7,015
474,088	USAA Income Stock Fund	8,482
794,505	USAA International Fund	21,785
50,685	USAA Precious Metals and Minerals Fund*	832
710,929	USAA Real Return Fund	7,116
446,181	USAA S&P; 500 Index Fund	13,800
32,029	USAA Small Cap Stock Fund	531
909,641	USAA Target Managed Allocation Fund	9,315
231,230	USAA Total Return Strategy Fund	2,081
692,750	USAA Value Fund	13,529
	Total Equity & Alternative Funds (cost: $87,264)	112,513

FIXED-INCOME FUNDS (64.9%)

4,330,588	USAA Government Securities Fund	43,566
2,922,391	USAA High Income Fund	23,554
3,200,297	USAA Income Fund	42,756
2,052,779	USAA Intermediate-Term Bond Fund	22,047
8,914,585	USAA Short-Term Bond Fund	82,103
	Total Fixed-Income Funds (cost: $205,033)	214,026

ULTRA-SHORT FUNDS (0.3%)

82,367 USAA Ultra Short-Term Bond Fund (cost: $829)	825

MONEY MARKET INSTRUMENTS (0.6%)

MONEY MARKET FUNDS (0.6%)

State Street Institutional Liquid Reserves Fund Premier Class, 0.40% (a)
1,827,114 (cost: $1,827)	1,827
Total Investments (cost: $294,953)	$329,191

1 | USAA Target Retirement Income Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$112,513	$	— $	— $	112,513
Fixed-Income Funds	214,026		—	—	214,026
Ultra-Short Funds	825		—	—	825
Money Market Instruments:
Money Market Funds	1,827		—	—	1,827
Total	$329,191	$	— $	— $	329,191

For the period of January 1, 2016, through September 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2020 Fund

September 30, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (53.1%)

334,908	USAA Aggressive Growth Fund	$13,547
693,169	USAA Emerging Markets Fund	11,125
612,665	USAA Flexible Income Fund	5,753
3,424,151	USAA Global Managed Volatility Fund	31,434
815,711	USAA Growth Fund	21,070
1,380,225	USAA Income Stock Fund	24,692
2,275,812	USAA International Fund	62,403
65,816	USAA Precious Metals and Minerals Fund*	1,080
897,053	USAA Real Return Fund	8,980
1,299,874	USAA S&P; 500 Index Fund	40,205
456,395	USAA Small Cap Stock Fund	7,562
3,379,516	USAA Target Managed Allocation Fund	34,606
377,500	USAA Total Return Strategy Fund	3,397
2,026,651	USAA Value Fund	39,581
	Total Equity & Alternative Funds (cost: $233,246)	305,435

FIXED-INCOME FUNDS (46.3%)

4,245,752	USAA Government Securities Fund	42,712
4,737,438	USAA High Income Fund	38,184
4,278,498	USAA Income Fund	57,161
4,383,317	USAA Intermediate-Term Bond Fund	47,077
8,807,405	USAA Short-Term Bond Fund	81,116
	Total Fixed-Income Funds (cost: $246,494)	266,250

ULTRA-SHORT FUNDS (0.3%)

143,315 USAA Ultra Short-Term Bond Fund (cost: $1,443)	1,434

MONEY MARKET INSTRUMENTS (0.3%)

MONEY MARKET FUNDS (0.3%)

State Street Institutional Liquid Reserves Fund Premier Class, 0.40% (a)
1,656,928 (cost: $1,657)	1,657
Total Investments (cost: $482,840)	$574,776

3 | USAA Target Retirement 2020 Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$305,435	$	— $	— $	305,435
Fixed-Income Funds	266,250		—	—	266,250
Ultra-Short Funds	1,434		—	—	1,434
Money Market Instruments:
Money Market Funds	1,657		—	—	1,657
Total	$574,776	$	— $	— $	574,776

For the period of January 1, 2016, through September 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2030 Fund

September 30, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (73.9%)

835,366	USAA Aggressive Growth Fund	$33,791
1,960,171	USAA Emerging Markets Fund	31,461
773,006	USAA Flexible Income Fund	7,259
8,585,055	USAA Global Managed Volatility Fund	78,811
2,181,435	USAA Growth Fund	56,346
3,607,539	USAA Income Stock Fund	64,539
5,875,546	USAA International Fund	161,107
210,830	USAA Precious Metals and Minerals Fund*	3,460
1,154,358	USAA Real Return Fund	11,555
3,487,612	USAA S&P; 500 Index Fund	107,872
1,872,561	USAA Small Cap Stock Fund	31,028
11,501,786	USAA Target Managed Allocation Fund	117,778
762,583	USAA Total Return Strategy Fund	6,863
5,211,285	USAA Value Fund	101,776
	Total Equity & Alternative Funds (cost: $637,273)	813,646

FIXED-INCOME FUNDS (25.4%)

1,227,777	USAA Government Securities Fund	12,352
8,398,499	USAA High Income Fund	67,692
5,503,698	USAA Income Fund	73,529
9,635,339	USAA Intermediate-Term Bond Fund	103,484
2,460,417	USAA Short-Term Bond Fund	22,660
	Total Fixed-Income Funds (cost: $256,435)	279,717

ULTRA-SHORT FUNDS (0.4%)

463,314 USAA Ultra Short-Term Bond Fund (cost: $4,674)	4,638

MONEY MARKET INSTRUMENTS (0.2%)

MONEY MARKET FUNDS (0.2%)

State Street Institutional Liquid Reserves Fund Premier Class, 0.40% (a)
2,465,519 (cost: $2,465)	2,465
Total Investments (cost: $900,847)	$1,100,466

5 | USAA Target Retirement 2030 Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$813,646	$	— $	— $	813,646
Fixed-Income Funds	279,717		—	—	279,717
Ultra-Short Funds	4,638		—	—	4,638
Money Market Instruments:
Money Market Funds	2,465		—	—	2,465
Total	$1,100,466	$	— $	— $	1,100,466

For the period of January 1, 2016, through September 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2040 Fund

September 30, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (86.6%)

1,103,252	USAA Aggressive Growth Fund	$44,627
2,428,470	USAA Emerging Markets Fund	38,977
421,335	USAA Flexible Income Fund	3,956
10,647,260	USAA Global Managed Volatility Fund	97,742
2,642,399	USAA Growth Fund	68,253
4,503,870	USAA Income Stock Fund	80,574
7,653,328	USAA International Fund	209,854
196,383	USAA Precious Metals and Minerals Fund*	3,223
559,559	USAA Real Return Fund	5,601
4,323,980	USAA S&P; 500 Index Fund	133,741
2,960,905	USAA Small Cap Stock Fund	49,062
16,104,338	USAA Target Managed Allocation Fund	164,909
517,779	USAA Total Return Strategy Fund	4,660
6,356,805	USAA Value Fund	124,148
	Total Equity & Alternative Funds (cost: $807,056)	1,029,327

FIXED-INCOME FUNDS (12.5%)

6,202,189	USAA High Income Fund	49,990
2,865,727	USAA Income Fund	38,286
5,561,431	USAA Intermediate-Term Bond Fund	59,730
53,469	USAA Short-Term Bond Fund	492
	Total Fixed-Income Funds (cost: $141,024)	148,498

ULTRA-SHORT FUNDS (0.5%)

579,460 USAA Ultra Short-Term Bond Fund (cost: $5,842)	5,800

MONEY MARKET INSTRUMENTS (0.4%)

MONEY MARKET FUNDS (0.4%)

State Street Institutional Liquid Reserves Fund Premier Class, 0.40% (a)
4,700,461 (cost: $4,701)	4,701
Total Investments (cost: $958,623)	$1,188,326

7 | USAA Target Retirement 2040 Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$1,029,327	$	— $	— $	1,029,327
Fixed-Income Funds	148,498		—	—	148,498
Ultra-Short Funds	5,800		—	—	5,800
Money Market Instruments:
Money Market Funds	4,701		—	—	4,701
Total	$1,188,326	$	— $	— $	1,188,326

For the period of January 1, 2016, through September 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2050 Fund

September 30, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (91.0%)

604,506	USAA Aggressive Growth Fund	$24,452
1,535,679	USAA Emerging Markets Fund	24,648
151,551	USAA Flexible Income Fund	1,423
5,895,475	USAA Global Managed Volatility Fund	54,120
1,468,171	USAA Growth Fund	37,923
2,511,802	USAA Income Stock Fund	44,936
4,379,440	USAA International Fund	120,084
71,215	USAA Precious Metals and Minerals Fund*	1,169
199,582	USAA Real Return Fund	1,998
2,517,474	USAA S&P; 500 Index Fund	77,865
1,724,474	USAA Small Cap Stock Fund	28,575
9,642,528	USAA Target Managed Allocation Fund	98,739
331,171	USAA Total Return Strategy Fund	2,981
3,675,377	USAA Value Fund	71,780
	Total Equity & Alternative Funds (cost: $472,952)	590,693

FIXED-INCOME FUNDS (8.3%)

2,760,303	USAA High Income Fund	22,248
945,057	USAA Income Fund	12,626
1,785,069	USAA Intermediate-Term Bond Fund	19,171
	Total Fixed-Income Funds (cost: $53,244)	54,045

ULTRA-SHORT FUNDS (0.2%)

160,606 USAA Ultra Short-Term Bond Fund (cost: $1,620)	1,608

MONEY MARKET INSTRUMENTS (0.4%)

MONEY MARKET FUNDS (0.4%)

State Street Institutional Liquid Reserves Fund Premier Class, 0.40% (a)
2,512,647 (cost: $2,513)	2,513
Total Investments (cost: $530,329)	$648,859

9 | USAA Target Retirement 2050 Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$590,693	$	— $	— $	590,693
Fixed-Income Funds	54,045		—	—	54,045
Ultra-Short Funds	1,608		—	—	1,608
Money Market Instruments:
Money Market Funds	2,513		—	—	2,513
Total	$648,859	$	— $	— $	648,859

For the period of January 1, 2016, through September 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2060 Fund

September 30, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (91.3%)

50,050	USAA Aggressive Growth Fund	$2,024
130,938	USAA Emerging Markets Fund	2,102
11,973	USAA Flexible Income Fund	112
494,957	USAA Global Managed Volatility Fund	4,544
117,061	USAA Growth Fund	3,024
200,834	USAA Income Stock Fund	3,593
317,705	USAA International Fund	8,711
7,764	USAA Precious Metals and Minerals Fund*	127
14,149	USAA Real Return Fund	142
199,365	USAA S&P; 500 Index Fund	6,166
104,586	USAA Small Cap Stock Fund	1,733
819,814	USAA Target Managed Allocation Fund	8,395
21,356	USAA Total Return Strategy Fund	192
280,019	USAA Value Fund	5,469
	Total Equity & Alternative Funds (cost: $44,591)	46,334

FIXED-INCOME FUNDS (7.0%)

178,995	USAA High Income Fund	1,442
63,326	USAA Income Fund	846
117,297	USAA Intermediate-Term Bond Fund	1,260
412	USAA Short-Term Bond Fund	4
	Total Fixed-Income Funds (cost: $3,473)	3,552

ULTRA-SHORT FUNDS (0.4%)

22,133 USAA Ultra Short-Term Bond Fund (cost: $223)	222

MONEY MARKET INSTRUMENTS (1.1%)

MONEY MARKET FUNDS (1.1%)

State Street Institutional Liquid Reserves Fund Premier Class, 0.40% (a)
536,622 (cost: $537)	537
Total Investments (cost: $48,824)	$50,645

11 | USAA Target Retirement 2060 Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$46,334	$	— $	— $	46,334
Fixed-Income Funds	3,552		—	—	3,552
Ultra-Short Funds	222		—	—	222
Money Market Instruments:
Money Market Funds	537		—	—	537
Total	$50,645	$	— $	— $	50,645

For the period of January 1, 2016, through September 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 12

NOTES TO PORTFOLIOS

OF INVESTMENTS

September 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed- income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P; 500 Index Fund and the Institutional Shares of the other underlying funds.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

13 | USAA Target Retirement Funds

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of September 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as their cost reported in the Portfolio of Investments.

As of September 30, 2016, gross unrealized appreciation and depreciation of investments and resulting net appreciation/depreciation, were as follows (in thousands):

	Target Income	Target 2020	Target 2030	Target 2040	Target 2050	Target 2060
Unrealized appreciation	$35,317	$92,751	$201,442	$231,283	$119,502	$2,017

Notes to Portfolios of Investments | 14

Unrealized depreciation	1,079	815	1,823	1,580	972	196
Net	$34,238	$91,936	$199,619	$229,703	$118,530	$1,821

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of September 30, 2016, net assets were as follows (in thousands):

	Target Income	Target 2020	Target 2030	Target 2040	Target 2050	Target 2060

Net assets	$329,567	$574,979	$1,101,146	$1,188,867	$649,277	$50,760

E. Transactions with affiliated funds – The following tables provide details related to each Fund's investment in the underlying USAA funds as of September 30, 2016 (in thousands):

Target Income:

	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2015	09/30/2016
Aggressive Growth	$-	$1,119	$-	$20	$5,227	$4,231
Emerging Markets	977	331	-	7	2,501	3,748
Flexible Income	154	1,801	154	(142)	5,653	4,710
Global Managed Volatility	7,736	-	-	-	7,189	15,338
Government Securities	2,487	3,208	671	(11)	43,472	43,566
Growth	-	1,321	-	492	7,757	7,015
High Income	2,339	2,074	1,064	(249)	20,892	23,554
Income	2,542	5,677	1,078	(25)	43,408	42,756
Income Stock	160	1,874	160	535	9,454	8,482
Intermediate-Term Bond	970	1,921	708	97	21,802	22,047
International	4,854	6,224	-	192	22,334	21,785
Precious Metals and Minerals	-	581	-	(383)	867	832
Real Return	10	982	10	(42)	7,416	7,116
S&P; 500 Index	1,869	4,611	246	39	15,610	13,800
Short-Term Bond	2,003	8,306	1,314	(154)	86,812	82,103
Small Cap Stock	-	-	-	-	486	531
Target Managed Allocation	6,683	9,515	-	(630)	11,270	9,315
Total Return Strategy	664	1,463	14	(22)	2,563	2,081
Ultra Short-Term Bond	8	894	8	(15)	1,707	825
Value	812	1,971	-	(41)	13,834	13,529

Target 2020:

	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2015	09/30/2016
Aggressive Growth	$-	$1,981	$-	$(205)	$15,329	$13,547
Emerging Markets	-	580	-	(10)	9,897	11,125
Flexible Income	179	1,550	179	(100)	6,319	5,753
Global Managed Volatility	8,661	867	-	(53)	22,396	31,434
Government Securities	2,988	1,107	637	1	40,064	42,712
Growth	-	2,887	-	97	22,339	21,070
High Income	2,787	3,316	1,643	(431)	35,257	38,184
Income	1,485	8,074	1,485	93	60,292	57,161
Income Stock	450	5,158	450	1,059	27,414	24,692
Intermediate-Term Bond	1,484	8,918	1,615	134	51,739	47,077
International	4,256	9,333	-	224	65,490	62,403
Precious Metals and Minerals	-	1,908	-	(1,067)	1,733	1,080
Real Return	12	575	12	(4)	8,724	8,980
S&P; 500 Index	2,113	8,777	695	11	44,370	40,205
Short-Term Bond	7,925	7,193	1,229	(140)	78,925	81,116

15 | USAA Target Retirement Funds

Small Cap Stock	1,419	3,719	-	806	9,122	7,562
Target Managed Allocation	9,386	13,519	-	(944)	35,735	34,606
Total Return Strategy	23	575	23	33	3,479	3,397
Ultra Short-Term Bond	19	1,925	19	(28)	3,331	1,434
Value	1,419	4,034	-	(83)	39,758	39,581

Target 2030:

	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2015	09/30/2016
Aggressive Growth	$-	$3,771	$-	$(27)	$36,692	$33,791
Emerging Markets	-	1,105	-	(44)	27,528	31,461
Flexible Income	186	-	186	-	6,265	7,259
Global Managed Volatility	22,252	-	-	-	53,482	78,811
Government Securities	193	993	193	(4)	12,914	12,352
Growth	-	3,865	-	161	56,025	56,346
High Income	3,885	-	2,892	-	57,414	67,692
Income	1,846	4,231	1,846	(66)	71,664	73,529
Income Stock	1,158	8,976	1,158	1,164	67,094	64,539
Intermediate-Term Bond	3,135	11,465	3,427	(478)	105,864	103,484
International	5,697	8,558	-	101	158,996	161,107
Precious Metals and Minerals	-	2,853	-	(1,928)	3,755	3,460
Real Return	15	-	15	-	10,548	11,555
S&P; 500 Index	1,790	11,300	1,790	25	110,870	107,872
Short-Term Bond	329	3,821	329	(97)	25,713	22,660
Small Cap Stock	1,073	2,682	-	203	30,013	31,028
Target Managed Allocation	-	6,411	-	(233)	115,030	117,778
Total Return Strategy	47	4,670	47	(222)	10,473	6,863
Ultra Short-Term Bond	42	-	42	-	4,564	4,638
Value	6,714	3,855	-	(131)	92,990	101,776

Target 2040:

	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2015	09/30/2016
Aggressive Growth	$-	$831	$-	$(6)	$44,412	$44,627
Emerging Markets	-	4,763	-	(236)	37,013	38,977
Flexible Income	101	-	101	-	3,415	3,956
Global Managed Volatility	28,942	-	-	-	65,023	97,742
Growth	-	6,673	-	318	69,720	68,253
High Income	3,184	-	2,136	-	42,075	49,990
Income	995	6,654	995	(163)	41,620	38,286
Income Stock	1,440	10,622	1,440	1,476	83,336	80,574
Intermediate-Term Bond	1,835	8,468	1,835	(358)	62,893	59,730
International	10,760	5,955	-	(206)	198,690	209,854
Precious Metals and Minerals	-	1,421	-	281	2,385	3,223
Real Return	7	-	7	-	5,113	5,601
S&P; 500 Index	2,231	15,040	2,231	29	138,430	133,741
Short-Term Bond	7	-	7	-	476	492
Small Cap Stock	-	1,313	-	85	46,148	49,062
Target Managed Allocation	3,854	2,294	-	(114)	150,704	164,909
Total Return Strategy	30	-	30	-	4,100	4,660
Ultra Short-Term Bond	52	-	52	-	5,708	5,800
Value	3,667	8,403	-	(239)	121,437	124,148

Target 2050:

	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2015	09/30/2016
Aggressive Growth	$619	$1,165	$-	$(7)	$24,395	$24,452
Emerging Markets	1,218	1,297	-	(49)	20,775	24,648
Flexible Income	36	-	36	-	1,228	1,423

Notes to Portfolios of Investments | 16

Global Managed Volatility	13,222	-	-	-	38,529	54,120
Growth	-	1,948	-	88	37,085	37,923
High Income	3,169	-	911	-	17,045	22,248
Income	630	2,821	349	(16)	14,007	12,626
Income Stock	816	7,959	816	694	48,474	44,936
Intermediate-Term Bond	564	5,938	564	(425)	23,527	19,171
International	8,301	2,598	-	(95)	110,567	120,084
Precious Metals and Minerals	-	896	-	198	1,075	1,169
Real Return	3	-	3	-	1,824	1,998
S&P; 500 Index	1,245	3,216	1,245	42	75,312	77,865
Small Cap Stock	-	645	-	30	26,778	28,575
Target Managed Allocation	6,060	-	-	-	84,985	98,739
Total Return Strategy	25	2,960	25	62	5,247	2,981
Ultra Short-Term Bond	26	1,920	26	(18)	3,479	1,608
Value	3,910	1,299	-	(21)	64,977	71,780

Target 2060:

	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2015	09/30/2016
Aggressive Growth	$461	$109	$-	$(3)	$1,603	$2,024
Emerging Markets	392	99	-	(4)	1,456	2,102
Flexible Income	22	-	3	-	78	112
Global Managed Volatility	1,951	-	-	-	2,412	4,544
Growth	564	149	-	(1)	2,370	3,024
High Income	565	-	48	-	768	1,442
Income	139	-	20	-	659	846
Income Stock	624	149	59	4	2,839	3,593
Intermediate-Term Bond	110	-	36	-	1,082	1,260
International	1,721	149	-	(14)	6,793	8,711
Precious Metals and Minerals	-	20	-	6	77	127
Real Return	-	-	-	-	129	142
S&P; 500 Index	1,170	199	94	5	4,817	6,166
Short-Term Bond	-	-	-	-	4	4
Small Cap Stock	229	-	-	-	1,358	1,733
Target Managed Allocation	1,712	108	-	-	6,129	8,395
Total Return Strategy	1	83	1	4	240	192
Ultra Short-Term Bond	2	-	2	-	218	222
Value	821	99	-	(3)	4,398	5,469

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2016.

* Non-income-producing security.

17 | USAA Target Retirement Funds

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA TOTAL RETURN STRATEGY FUND ®

SEPTEMBER 30, 2016

(Form N-Q)

48705-1116	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Total Return Strategy Fund

September 30, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (41.2%)

COMMON STOCKS (12.0%)

Consumer Discretionary (0.9%)

Casinos & Gaming (0.4%)

6,125	Las Vegas Sands Corp.(a)	$353
	Hotels, Resorts & Cruise Lines (0.5%)
8,520	Hilton Worldwide Holdings, Inc.(a)	195
9,170	Norwegian Cruise Line Holdings Ltd.*(a)	346
		541
	Total Consumer Discretionary	894
	Energy (0.1%)
	Oil & Gas Exploration & Production (0.1%)
2,600	Antero Resources Corp.*(a)	70
	Financials (0.2%)
	Investment Banking & Brokerage (0.2%)
7,786	Charles Schwab Corp.(a)	246
	Industrials (0.6%)
	Airlines (0.3%)
5,412	United Continental Holdings, Inc.*(a)	284
	Railroads (0.3%)
1,994	Canadian Pacific Railway Ltd.(a)	304
	Total Industrials	588
	Information Technology (1.1%)
	Communications Equipment (0.1%)
5,658	Juniper Networks, Inc.(a)	136
	Internet Software & Services (0.5%)
3,626	Facebook, Inc. "A"*(a)	465
	Semiconductors (0.5%)
5,053	NXP Semiconductors N.V.*(a)	516
	Total Information Technology	1,117
	Materials (9.1%)
	Construction Materials (0.2%)
1,500	Vulcan Materials Co.(a)	170
	Precious Metals & Minerals (8.9%)
17,500	Agnico-Eagle Mines Ltd.	948

1 | USAA Total Return Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
20,000	AngloGold Ashanti Ltd. ADR*(a)	$318
100,000	B2Gold Corp.*	262
20,000	Barrick Gold Corp.	355
60,000	Centerra Gold, Inc.	329
43,000	Compania de Minas Buenaventura S.A. ADR*	595
100,000	Dundee Precious Metals, Inc.*	247
160,000	Eldorado Gold Corp.*	629
41,000	Goldcorp, Inc.	677
45,902	Hycroft Mining Corp.*(b),(c)	46
105,000	Kinross Gold Corp.*	442
75,000	New Gold, Inc.*	326
20,000	Newmont Mining Corp.	786
26,000	Pan American Silver Corp.	458
7,000	Randgold Resources Ltd. ADR	701
8,500	Royal Gold, Inc.(a)	658
24,000	Silver Wheaton Corp.	649
41,000	Tahoe Resources, Inc.	526
		8,952
	Total Materials	9,122
	Total Common Stocks (cost: $14,127)	12,037

EXCHANGE-TRADED FUNDS (29.2%)

400,000	iShares Gold Trust*	5,076
150,000	iShares MSCI Italy Capped ETF	1,653
40,000	iShares Silver Trust*	728
400,000	PowerShares FTSE RAFI Emerging Markets Portfolio	7,168
15,000	Schwab Fundamental International Large Co. Index ETF	378
40,000	SPDR Gold Shares*	5,026
150,000	VanEck Vectors Gold Miners ETF	3,965
170,000	WisdomTree India Earnings Fund	3,675
40,000	WisdomTree Japan Hedged Equity Fund	1,716
	Total Exchange-Traded Funds (cost: $30,176)	29,385
	Total Equity Securities (cost: $44,303)	41,422
Principal
Amount	Coupon
(000)	Rate	Maturity

BONDS (52.7%)

CONVERTIBLE SECURITIES (0.8%)

Materials (0.8%)

Gold (0.8%)

$ 521 Hycroft Mining Corp. (d) (cost: $504) 15.00% 10/22/2020 821

EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)

Materials (1.0%)

Gold (1.0%)

1,000 St. Barbara Ltd. (e) (cost: $881)	8.88	4/15/2018	1,035

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

EXCHANGE-TRADED FUNDS (50.9%)

160,000	iShares 20+ Year Treasury Bond ETF	$22,002
37,000	iShares 7-10 Year Treasury Bond ETF	4,139
215,000	iShares TIPS Bond ETF	25,045
	Total Exchange-Traded Funds (cost: $48,528)	51,186
	Total Bonds (cost: $49,913)	53,042

MONEY MARKET INSTRUMENTS (3.2%)

MONEY MARKET FUNDS (3.2%)

	State Street Institutional Liquid Reserves Fund Premier Class, 0.40% (a),(f)(cost:
3,261,004	$3,261)	3,261
	Total Investments (cost: $97,477)	$97,725

Number of Contracts

PURCHASED OPTIONS (3.0%)

10,000	Call - iShares MSCI Emerging Markets ETF expiring January 20, 2017 at 48	15
5,000	Call - iShares MSCI Emerging Markets ETF expiring January 20, 2017 at 50	5
2,000	Call - VanEck Vectors Gold Miners ETF expiring January 19, 2018 at 25	1,140
2,000	Call - VanEck Vectors Gold Miners ETF expiring January 19, 2018 at 35	494
1,000	Call - VanEck Vectors Gold Miners ETF expiring January 19, 2018 at 45	114
3,500	Call - VanEck Vectors Gold Miners ETF expiring January 20, 2017 at 26	905
100	Put - Alphabet, Inc. expiring January 20, 2017 at 580	14
100	Put - Amazon.com, Inc. expiring January 20, 2017 at 470	6
300	Put - Facebook, Inc. expiring January 19, 2018 at 70	40
400	Put - Facebook, Inc. expiring January 20, 2017 at 80	7
630	Put - iShares MSCI EAFE ETF expiring December 16, 2016 at 52	22
2,800	Put - iShares MSCI Emerging Markets ETF expiring December 30, 2016 at 30	53
100	Put - iShares NASDAQ Biotechnology ETF expiring January 19, 2018 at 200	87
100	Put - Netflix, Inc. expiring January 20, 2017 at 80	23
500	Put - NXP Semiconductors N.V. expiring January 19, 2018 at 35	10
12	Put - S&P; 500 Index expiring December 30, 2016 at 1975	23
4,000	Put - United States Oil Fund LP expiring January 19, 2018 at 5	38
8,000	Put - United States Oil Fund LP expiring January 20, 2017 at 5	16
	Total Purchased Options (cost: $3,210)	$3,012

3 | USAA Total Return Strategy Fund

				Unrealized
Number of		Expiration	Contract	Appreciation/
				(Depreciation)
Contracts	Security	Date	Value (000)	(000)

FUTURES (g),(h)

LONG FUTURES

Interest Rate Contracts

12 U.S. Treasury Bond	12/20/2016 $	2,018	$(11)
Total Long Futures		$2,018	$(11)

SHORT FUTURES

Equity Contracts

40 Russell 2000 Mini	12/16/2016	4,993	(65)
Total Short Futures		$4,993	$(65)
Total Futures		$(2,975)	$(76)
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$11,991	$	— $		46	$12,037
Exchange-Traded Funds	29,385		—		—	29,385
Bonds:
Convertible Securities	—		821		—	821
Eurodollar and Yankee Obligations	—		1,035		—	1,035
Exchange-Traded Funds	51,186		—		—	51,186
Money Market Instruments:
Money Market Funds	3,261		—		—	3,261
Purchased Options	3,012		—		—	3,012
Total	$98,835		$1,856		$46	$100,737
Liabilities	LEVEL 1		LEVEL 2	LEVEL 3		Total
Futures ( I )	$(76)	$	— $		— $	(76)
Total	$(76)	$	— $		— $	(76)

( I ) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 4

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Convertible Securities	Common Stocks
Balance as of December 31, 2015	$481	$12
Purchases	-	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	(481)	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	-	34
investments

Balance as of September 30, 2016	$-	$46

FAIR VALUE LEVEL TRANSFERS

For the period of January 1, 2016, through September 30, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

		Transfers into (out of)	Transfers into (out of)
Assets ($ in 000s)		Level 1	Level 2	Transfers into (out of) Level 3
CONVERTIBLE BONDS (II)	$	- $	481	$(481)

(II) Transferred from Level 3 to Level 2 as result of the securities no longer being a single broker quote.

5 | USAA Total Return Strategy Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares ) and Total Return Strategy Fund Institutional Shares (Institutional Shares) .. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

6 | USAA Total Return Strategy Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

7 | USAA Total Return Strategy Fund

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Notes to Portfolio of Investments | 8

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from a broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the

9 | USAA Total Return Strategy Fund

writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

Notes to Portfolio of Investments | 10

E. As of September 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as their cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2016, were $8,502,000 and $8,452,000, respectively, resulting in net unrealized appreciation of $50,000 ..

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $100,686,000 at September 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 37.9% of net assets at September 30, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
TIPS	Treasury Inflation Protected Securities

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2016.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2016, was $46,000, which represented less than 0.1% of the Fund's net assets.

(c) Security was fair valued at September 30, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $46,000, which represented less than 0.1% of the Fund's net assets.

(d) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(f) Rate represents the money market fund annualized seven-day yield at September 30, 2016.

11 | USAA Total Return Strategy Fund

(g) Cash of $1,053,000 is segregated as collateral for initial margin requirements on open futures contracts.

(h) The contract value of futures purchased as a percentage of net assets is (3.0)%.

* Non-income-producing security.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA ULTRA SHORT-TERM BOND FUND

SEPTEMBER 30, 2016

(Form N-Q)

94426 -1116	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Ultra Short-Term Bond Fund

September 30, 2016 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (80.4%)

CORPORATE OBLIGATIONS (38.9%)

Consumer Discretionary (2.2%)

Cable & Satellite (1.1%)

$4,000	Charter Communications Operating, LLC &
	Charter Communications Operating
	Capital Corp. (a)	3.58%	7/23/2020	$4,184
	Restaurants (0.6%)
2,420	ARAMARK Services, Inc. (b)	3.25	9/07/2019	2,438
	Specialty Stores (0.5%)
1,900	Staples, Inc.	2.75	1/12/2018	1,916
	Total Consumer Discretionary			8,538
	Consumer Staples (1.0%)
	Drug Retail (0.5%)
2,000	CVS Health Corp.	2.25	12/05/2018	2,037
	Packaged Foods & Meat (0.5%)
2,000	Tyson Foods, Inc.	2.65	8/15/2019	2,052
	Total Consumer Staples			4,089
	Energy (5.9%)
	Oil & Gas Equipment & Services (0.4%)
1,580	Cameron International Co.	1.40	6/15/2017	1,580
	Oil & Gas Exploration & Production (0.9%)
1,650	EQT Corp.	5.15	3/01/2018	1,718
1,630	QEP Resources, Inc.	6.80	4/01/2018	1,659
				3,377
	Oil & Gas Refining & Marketing (0.5%)
1,915	EnLink Midstream Partners, LP	2.70	4/01/2019	1,904
	Oil & Gas Storage & Transportation (4.1%)
3,000	Boardwalk Pipelines, LLC	5.50	2/01/2017	3,029
1,000	Buckeye Partners, LP	2.65	11/15/2018	1,010
780	Columbia Pipeline Group, Inc.	3.30	6/01/2020	809
3,000	DCP Midstream Operating, LP	2.50	12/01/2017	2,992
2,000	Enable Oklahoma Intrastate Transmission, LLC
	(a)	6.25	3/15/2020	2,147
1,000	NGPL Pipeco, LLC (a)	7.12	12/15/2017	1,050
1,584	Plains All American Pipeline, LP	8.75	5/01/2019	1,827
1,000	Plains All American Pipeline, LP	2.60	12/15/2019	1,008
1,000	Sabine Pass LNG, LP (a)	7.50	11/30/2016	1,009
1,000	Sabine Pass LNG, LP	7.50	11/30/2016	1,009

1 | USAA Ultra Short-Term Bond Fund

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)
	$500	Targa Resources Partners, LP	5.00%	1/15/2018	$519
					16,409
		Total Energy			23,270

Financials (14.7%)

Consumer Finance (2.0%)

6,000	American Express Bank, FSB	0.82 (c)	6/12/2017	5,997
2,000	Capital One Bank USA, N.A.	2.25	2/13/2019	2,027
				8,024
	Diversified Banks (2.9%)
2,000	Bank of America Corp.	0.93 (c)	10/14/2016	2,000
1,000	Bank of America Corp.	1.72 (c)	1/15/2019	1,007
1,000	Citigroup, Inc.	2.52 (c)	5/15/2018	1,016
1,000	Citigroup, Inc.	2.50	7/29/2019	1,021
3,620	HSBC USA, Inc.	1.43 (c)	11/13/2019	3,575
3,000	Wachovia Corp.	1.05 (c)	10/15/2016	3,000
				11,619
	Life & Health Insurance (0.8%)
2,000	MetLife Global Funding I (a)	1.88	6/22/2018	2,015
1,000	Protective Life Corp.	6.40	1/15/2018	1,053
				3,068
	Multi-Line Insurance (0.3%)
1,000	MassMutual Global Funding, LLC (a)	2.10	8/02/2018	1,016
	Other Diversified Financial Services (0.4%)
1,700	AWAS Finance Luxembourg (b)	3.50	7/16/2018	1,709
	Property & Casualty Insurance (0.5%)
2,000	Sirius International Group (a)	6.38	3/20/2017	2,032
	Regional Banks (6.8%)
3,600	Compass Bank	1.85	9/29/2017	3,597
4,000	Cullen/Frost Bankers, Inc.	1.35 (c)	2/15/2017	4,000
2,200	Fifth Third Bancorp	1.28 (c)	12/20/2016	2,201
1,000	Fifth Third Bank	1.31 (c)	11/18/2016	1,000
1,000	Fulton Financial Corp.	5.75	5/01/2017	1,019
2,740	Huntington National Bank	2.40	4/01/2020	2,777
2,075	KeyCorp	2.90	9/15/2020	2,156
1,000	MUFG Union Bank, N.A.	2.63	9/26/2018	1,019
1,661	National City Bank	1.20 (c)	12/15/2016	1,662
4,225	National City Bank	1.20 (c)	6/07/2017	4,226
1,000	PNC Bank, N.A.	2.20	1/28/2019	1,016
2,000	Regions Bank of Birmingham	7.50	5/15/2018	2,177
				26,850
	Thrifts & Mortgage Finance (1.0%)
4,000	Chittenden Corp.	1.50 (c)	2/14/2017	3,994
	Total Financials			58,312
	Health Care (2.2%)
	Health Care Facilities (0.5%)
1,886	HCA, Inc. (b)	2.00	6/10/2020	1,883
	Health Care Services (1.2%)
2,000	Express Scripts Holding Co. (b),(d)	2.13	4/28/2020	1,994
768	Laboratory Corp. of America Holdings	2.20	8/23/2017	773
2,000	Quest Diagnostics, Inc.	2.70	4/01/2019	2,055
				4,822

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Pharmaceuticals (0.5%)
$2,000	Shire Acquisitions Investments Ireland
	Designated Activity Co.	1.90%	9/23/2019	$2,000
	Total Health Care			8,705
	Industrials (3.2%)
	Agricultural & Farm Machinery (0.6%)
1,500	CNH Industrial Capital, LLC	3.25	2/01/2017	1,510
500	CNH Industrial Capital, LLC	3.38	7/15/2019	511
				2,021
	Airlines (0.2%)
800	Continental Airlines, Inc. Pass-Through Trust	6.25	10/11/2021	859
	Industrial Conglomerates (0.4%)
1,697	General Electric Capital Corp.	1.18 (c)	12/20/2016	1,697
	Trading Companies & Distributors (0.8%)
1,000	International Lease Finance Corp.	3.88	4/15/2018	1,026
1,000	International Lease Finance Corp. (a)	7.13	9/01/2018	1,094
1,000	International Lease Finance Corp.	6.25	5/15/2019	1,086
				3,206
	Trucking (1.2%)
1,088	Avis Budget Car Rental, LLC (b)	3.00	3/15/2019	1,089
1,000	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (a)	2.88	7/17/2018	1,020
640	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (a)	3.20	7/15/2020	663
2,000	Ryder System, Inc.	2.50	5/11/2020	2,028
				4,800
	Total Industrials			12,583
	Information Technology (1.9%)
	Electronic Components (0.5%)
2,000	Amphenol Corp.	2.55	1/30/2019	2,048
	Electronic Equipment & Instruments (0.3%)
1,000	FLIR Systems, Inc.	3.13	6/15/2021	1,033
	Semiconductors (1.1%)
1,970	NXP B.V. (b)	2.75	3/04/2017	1,974
2,582	NXP B.V. (b)	3.25	1/11/2020	2,595
				4,569
	Total Information Technology			7,650
	Materials (3.9%)
	Aluminum (1.0%)
1,000	Alcoa, Inc.	5.55	2/01/2017	1,016
2,793	Alcoa, Inc.	5.72	2/23/2019	3,003
				4,019
	Commodity Chemicals (0.8%)
3,000	Lyondellbasell Industries N.V.	5.00	4/15/2019	3,222
	Construction Materials (1.8%)
7,000	Martin Marietta Materials, Inc.	1.94 (c)	6/30/2017	7,018
	Specialty Chemicals (0.3%)
1,000	Albemarle Corp.	3.00	12/01/2019	1,032
	Total Materials			15,291

3 | USAA Ultra Short-Term Bond Fund
Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Real Estate (1.8%)

REITs - Health Care (0.4%)

$850	Senior Housing Properties Trust	3.25%	5/01/2019	$858
765	Ventas Realty, LP	2.70	4/01/2020	784
				1,642
	REITs - Industrial (0.1%)
600	ProLogis, LP	4.00	1/15/2018	615
	REITs - Office (0.6%)
2,552	Mack-Cali Realty, LP	2.50	12/15/2017	2,565
	REITs - Residential (0.4%)
1,350	UDR, Inc.	4.25	6/01/2018	1,408
	REITs - Retail (0.3%)
500	Realty Income Corp.	5.38	9/15/2017	518
500	Regency Centers, LP	4.80	4/15/2021	554
				1,072
	Total Real Estate			7,302
	Utilities (2.1%)
	Electric Utilities (1.8%)
2,000	FirstEnergy Corp.	2.75	3/15/2018	2,024
5,000	IPALCO Enterprises, Inc. (e)	5.00	5/01/2018	5,238
				7,262
	Multi-Utilities (0.3%)
1,000	Dominion Resources, Inc.	2.96	7/01/2019	1,027
	Total Utilities			8,289
	Total Corporate Obligations (cost: $152,305)			154,029
	EURODOLLAR AND YANKEE OBLIGATIONS (16.6%)
	Consumer Discretionary (2.8%)
	Automobile Manufacturers (2.8%)
3,306	Hyundai Capital Services, Inc. (a)	1.66 (c)	3/18/2017	3,308
1,765	Nissan Motor Acceptance Corp. (a)	1.39 (c)	3/03/2017	1,769
3,000	Nissan Motor Acceptance Corp. (a)	1.95	9/12/2017	3,012
1,000	Nissan Motor Acceptance Corp. (a)	2.35	3/04/2019	1,017
2,000	Volkswagen Group of America Finance, LLC (a)	1.19 (c)	5/23/2017	1,995
				11,101
	Total Consumer Discretionary			11,101
	Consumer Staples (0.2%)
	Brewers (0.2%)
1,000	SABMiller Holdings, Inc. (a)	1.45 (c)	8/01/2018	1,000
	Energy (2.6%)
	Integrated Oil & Gas (2.0%)
2,000	BP Capital Markets plc	1.21 (c)	11/07/2016	2,001
3,495	BP Capital Markets plc	1.63	8/17/2017	3,502
2,300	Shell International Finance B.V.	1.27 (c)	5/11/2020	2,304
				7,807
	Oil & Gas Storage & Transportation (0.6%)
1,000	Enbridge, Inc.	1.30 (c)	10/01/2016	1,000

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,500	Enbridge, Inc.	1.29% (c)	6/02/2017	$1,497
				2,497
	Total Energy			10,304

Financials (7.3%)

Asset Management & Custody Banks (0.4%)

1,500	Brookfield Asset Management, Inc.	5.80	4/25/2017	1,534
	Diversified Banks (5.1%)
2,000	ABN AMRO Bank N.V. (a)	1.54 (c)	10/28/2016	2,001
2,000	Banco Santander Chile (a)	1.56 (c)	4/11/2017	2,004
1,700	Bank of Nova Scotia	2.05	6/05/2019	1,724
2,000	Barclays Bank plc (a)	6.05	12/04/2017	2,092
1,000	ING Bank N.V. (a)	1.34 (c)	10/01/2019	1,002
3,000	Royal Bank of Canada	1.88	2/05/2020	3,034
2,000	Santander UK plc	1.36 (c)	3/13/2017	1,999
2,225	Standard Chartered Bank (a)	6.40	9/26/2017	2,323
2,000	Swedbank AB (a)	1.75	3/12/2018	2,011
2,000	Toronto Dominion Bank	2.63	9/10/2018	2,046
				20,236
	Diversified Capital Markets (0.5%)
2,000	Deutsche Bank AG	1.43 (c)	2/13/2017	1,980
	Property & Casualty Insurance (1.3%)
2,000	QBE Insurance Group Ltd. (a)	2.40	5/01/2018	2,013
3,000	Suncorp-Metway Ltd. (a)	1.55 (c)	3/28/2017	3,005
				5,018
	Total Financials			28,768
	Industrials (2.2%)
	Aerospace & Defense (0.6%)
1,400	BAE Systems Holdings, Inc. (a)	6.38	6/01/2019	1,561
1,000	BAE Systems Holdings, Inc. (a)	2.85	12/15/2020	1,025
				2,586
	Industrial Conglomerates (1.3%)
5,000	Hutchison Whampoa International Ltd. (a)	2.00	11/08/2017	5,027
	Marine (0.3%)
1,000	A.P. Moeller-Maersk A/S (a)	2.55	9/22/2019	1,007
	Total Industrials			8,620
	Materials (0.8%)
	Diversified Metals & Mining (0.5%)
1,000	Glencore Funding, LLC (a)	2.04 (c)	1/15/2019	995
1,000	Glencore Funding, LLC (a)	3.13	4/29/2019	1,007
				2,002
	Steel (0.3%)
500	ArcelorMittal	6.13	6/01/2018	532
500	ArcelorMittal	5.13	6/01/2020	528
				1,060
	Total Materials			3,062
	Real Estate (0.7%)
	REITs - Diversified (0.4%)
1,500	Prologis (a)	4.88	2/15/2020	1,605

5 | USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	REITs - Retail (0.3%)
$1,000	Scentre Group Trust (a)	2.38%	11/05/2019	$1,015
	Total Real Estate			2,620
	Total Eurodollar and Yankee Obligations (cost: $65,133)			65,475
	ASSET-BACKED SECURITIES (12.1%)
	Financials (12.1%)
	Asset-Backed Financing (12.1%)
708	AmeriCredit Automobile Receivables Trust	1.57	1/08/2019	709
2,600	AmeriCredit Automobile Receivables Trust	3.13	10/08/2020	2,650
373	ARI Fleet Lease Trust (a)	0.81	11/15/2022	372
3,050	Avis Budget Rental Car Funding, LLC (a)	4.00	5/21/2018	3,064
2,000	California Republic Auto Receivables Trust	1.57	12/16/2019	2,007
2,200	California Republic Auto Receivables Trust	2.30	12/16/2019	2,228
1,000	California Republic Auto Receivables Trust	2.34	4/15/2020	1,014
1,350	CarMax Auto Owner Trust	2.17	10/15/2020	1,369
2,500	Chase Issuance Trust	0.98 (c)	4/15/2019	2,500
1,936	CIT Equipment Collateral (a)	1.50	10/21/2019	1,935
1,295	CIT Equipment Collateral (a)	2.15	2/20/2020	1,301
1,000	CNH Equipment Trust	1.61	5/17/2021	1,005
1,500	Credit Acceptance Auto Loan Trust (a)	1.88	3/15/2022	1,503
728	Enterprise Fleet Financing, LLC (a)	0.87	9/20/2019	727
2,000	Enterprise Fleet Financing, LLC (a)	2.04	2/22/2022	2,005
2,000	First Investors Auto Owner Trust (a)	2.26	3/15/2019	2,003
168	GE Equipment Small Ticket, LLC (a)	1.39	7/24/2020	168
1,000	Hertz Fleet Lease Funding, LP (a)	2.52 (c)	12/10/2027	995
2,000	Hertz Fleet Lease Funding, LP (a)	1.62 (c)	4/10/2030	2,022
1,500	Huntington Auto Trust "B"	1.95	6/15/2021	1,508
1,420	Huntington Auto Trust "C"	2.15	6/15/2021	1,429
1,045	M&T; Bank Auto Receivables Trust (a)	2.16	3/15/2019	1,049
735	MMAF Equipment Finance, LLC (a)	1.35	10/10/2018	736
1,836	Prestige Auto Receivables Trust (a)	1.52	4/15/2020	1,837
1,000	Prestige Auto Receivables Trust (a)	2.40	4/15/2021	1,005
929	Santander Drive Auto Receivables Trust	1.45	5/15/2019	930
2,526	Santander Drive Auto Receivables Trust	2.91	4/15/2020	2,572
108	TCF Auto Receivables Owner Trust (a)	1.02	8/15/2018	108
2,150	TCF Auto Receivables Owner Trust	1.49	12/16/2019	2,154
2,000	TCF Auto Receivables Owner Trust (a)	2.55	4/15/2021	2,040
1,000	Wheels SPV, LLC (a)	1.59	5/20/2025	1,003
2,000	Wheels SPV, LLC (a)	1.87	5/20/2025	2,003
				47,951
	Total Financials			47,951
	Total Asset-Backed Securities (cost: $47,708)			47,951
	COLLATERALIZED LOAN OBLIGATIONS (1.9%)
	Financials (1.9%)
1,000	Annisa CLO Ltd. (a)	2.20 (c)	7/20/2028	1,001
2,533	Babson CLO Ltd. (a)	2.06 (c)	5/15/2023	2,534
2,000	Marine Park CLO Ltd. (a)	2.08 (c)	5/18/2023	1,999
2,000	Neuberger Berman CLO Ltd. (a)	2.11 (c)	4/15/2026	2,000
	Total Financials			7,534
	Total Collateralized Loan Obligations (cost: $7,533)			7,534

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	COMMERCIAL MORTGAGE SECURITIES (9.9%)
	Financials (9.9%)
	Commercial Mortgage-Backed Securities (9.4%)
$220	Banc of America Commercial Mortgage, Inc.	4.73%	7/10/2043	$219
1,434	Banc of America Commercial Mortgage, Inc.	6.44	2/10/2051	1,489
2,000	Banc of America Commercial Mortgage, Inc.	6.48	2/10/2051	2,096
1,500	Banc of America Merrill Lynch Commercial
	Mortgage Securities Trust (a)	1.32	6/15/2028	1,498
1,500	Banc of America Merrill Lynch Commercial
	Mortgage Securities Trust (a)	1.62	6/15/2028	1,499
908	Barclays Commercial Mortgage Securities, LLC
	(a)	1.63	2/15/2028	907
2,000	Barclays Commercial Mortgage Securities, LLC
	(a)	2.12	2/15/2028	1,988
1,000	CGBAM Commercial Mortgage Trust	3.21	4/10/2028	1,023
1,700	Commercial Mortgage Trust (a)	2.12	2/13/2032	1,697
1,319	Commercial Mortgage Trust	1.28	8/10/2046	1,317
874	Greenwich Capital Commercial Funding Corp.	5.95	7/10/2038	873
465	GS Mortgage Securities Trust	1.21	7/10/2046	466
1,338	GS Mortgage Securities Trust	1.51	9/10/2047	1,342
1,813	Hilton USA Trust (a)	2.02	11/05/2030	1,813
1,000	Hilton USA Trust (a)	3.37	11/05/2030	1,001
2,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	1.42	10/15/2029	1,982
3,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	1.92	10/15/2029	2,946
1,669	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	2.27	12/15/2030	1,667
60	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.12	7/15/2041	60
1,029	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	3.62	11/15/2043	1,049
1,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	4.39	2/15/2046	1,036
58	LB-UBS Commercial Mortgage Trust	4.57	1/15/2031	58
2,005	Morgan Stanley-BAML Trust	1.55	8/15/2047	2,011
3,375	SCG Trust (a)	1.92	11/15/2026	3,351
3,000	Wells Fargo Commercial Mortgage Trust (a)	1.55	2/15/2027	3,002
1,000	Wells Fargo Commercial Mortgage Trust (a)	1.87	2/15/2027	1,003
				37,393
	Interest-Only Commercial Mortgage-Backed Securities (0.5%)
11,109	Fannie Mae (f)	2.23	12/25/2019	342
10,412	Freddie Mac (f)	1.60	4/25/2017	48
5,139	Freddie Mac (f)	3.26	1/25/2019	240
5,719	Freddie Mac (f)	1.48	11/25/2019	186
27,908	GS Mortgage Securities Trust (a),(g)	0.68	3/10/2044	674
11,417	JPMBB Commercial Mortgage Securities Trust
	(g)	1.20	4/15/2047	451
				1,941
	Total Financials			39,334
	Total Commercial Mortgage Securities (cost: $39,040)			39,334
	MUNICIPAL BONDS (1.0%)
	Environmental & Facilities Services (0.3%)
1,000	South Carolina Jobs EDA	1.88	11/01/2016	1,001

7 | USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	General Obligation (0.3%)
$1,250	Town of Stratford	2.49%	8/15/2017	$1,267
	Sales Tax (0.3%)
1,000	Arizona School Facilities Board	2.08	9/01/2018	1,014
	Toll Roads (0.1%)
500	Tampa-Hillsborough County Expressway Auth.	1.79	7/01/2017	502
	Total Municipal Bonds (cost: $3,750)			3,784
	Total Bonds (cost: $315,469)			318,107

MONEY MARKET INSTRUMENTS (20.1%)

COMMERCIAL PAPER (9.1%)

Consumer Discretionary (1.0%)

Automobile Manufacturers (0.2%)

1,000	Hyundai Capital America (a),(h)			0.70	10/05/2016	1,000
	Automotive Retail (0.8%)
1,000	Autozone, Inc. (a),(h)			0.68	10/03/2016	1,000
2,000	Autozone, Inc. (a),(h)			0.68	10/21/2016	1,999
						2,999
	Total Consumer Discretionary					3,999
	Financials (6.6%)
	Asset-Backed Financing (6.6%)
3,000	Cedar Springs Capital Co., LLC		(a),(h)	0.66	10/19/2016	2,999
1,000	Cedar Springs Capital Co., LLC		(a),(h)	0.68	10/20/2016	1,000
3,000	Crown Point Capital Co., LLC (a),(h)			0.60	10/07/2016	3,000
1,000	Gotham Funding Corp. (a),(h)			0.62	10/04/2016	1,000
2,500	Gotham Funding Corp. (a),(h)			0.60	10/06/2016	2,500
2,000	Liberty Street Funding, LLC (a),(h)			0.57	10/26/2016	1,999
2,000	LMA Americas, LLC	(a),(h)		0.60	10/24/2016	1,999
2,000	Manhattan Asset Funding Co. (a),(h)			0.63	10/26/2016	1,999
3,474	Ridgefield Funding Co., LLC (a),(h)			0.63	10/11/2016	3,473
2,000	Sheffield Receivables (a),(h)			0.56	10/27/2016	1,999
2,000	Victory Receivables	(a),(h)		0.60	10/11/2016	2,000
2,000	Victory Receivables	(a),(h)		0.62	10/12/2016	2,000
						25,968
	Total Financials					25,968
	Municipal Bonds (1.0%)
	Hospital (1.0%)
2,000	Catholic Health Initiatives			0.77	10/07/2016	2,000
2,000	Catholic Health Initiatives			0.77	10/12/2016	2,000
						4,000
	Total Municipal Bonds					4,000
	Utilities (0.5%)
	Electric Utilities (0.5%)
2,000	Pacific Gas & Electric Co. (a),(h)			0.65	10/18/2016	2,000
	Total Commercial Paper					35,967

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	VARIABLE-RATE DEMAND NOTES (6.8%)
	Consumer Discretionary (0.8%)
	Automotive Retail (0.8%)
$3,360	Athens-Clarke County (LOC - SunTrust Bank)	0.81%	12/01/2024	$3,360
	Energy (1.6%)
	Oil & Gas Refining & Marketing (1.6%)
1,000	Port of Port Arthur Navigation District	0.94	12/01/2039	1,000
1,700	Port of Port Arthur Navigation District	0.94	11/01/2040	1,700
3,800	Port of Port Arthur Navigation District	0.93	11/01/2040	3,800
				6,500
	Total Energy			6,500
	Industrials (1.1%)
	Airport Services (1.1%)
4,350	Metropolitan Nashville Airport Auth. (LOC -
	Regions Bank)	2.12	4/01/2030	4,350
	Materials (1.8%)
	Steel (1.8%)
2,700	Blytheville	1.07	6/01/2028	2,700
4,325	Indiana Finance Auth. (LOC - Banco Bilbao
	Vizcaya Argentaria S.A.)	1.01	8/01/2030	4,325
				7,025
	Total Materials			7,025
	Municipal Bonds (0.5%)
	Multifamily Housing (0.5%)
995	Albany Housing Auth. (LOC - Citizens Financial
	Group)	1.10	12/01/2025	995
940	Gwinnett County Housing Auth. (LOC -
	SunTrust Bank)	1.00	3/01/2041	940
				1,935
	Total Municipal Bonds			1,935
	Real Estate (1.0%)
	Real Estate Operating Companies (1.0%)
3,800	MOBR-04, LLC (LOC - Compass Bank)	1.95	9/01/2024	3,800
	Total Variable-Rate Demand Notes			26,970
Number
of Shares
	MONEY MARKET FUNDS (4.2%)
16,345,170	State Street Institutional Liquid Reserves Fund Premier Class, 0.40%(i)			16,345
	Total Money Market Instruments (cost: $79,281)			79,282
	Total Investments (cost: $394,750)			$397,389

9 | USAA Ultra Short-Term Bond Fund

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Bonds:
Corporate Obligations	$	— $	154,029	$	— $	154,029
Eurodollar and Yankee Obligations		—	65,475		—	65,475
Asset-Backed Securities		—	47,951		—	47,951
Collateralized Loan Obligations		—	7,534		—	7,534
Commercial Mortgage Securities		—	39,334		—	39,334
Municipal Bonds		—	3,784		—	3,784
Money Market Instruments:
Commercial Paper		—	35,967		—	35,967
Variable-Rate Demand Notes		—	26,970		—	26,970
Money Market Funds		16,345	—		—	16,345
Total		$16,345	$381,044	$	— $	397,389

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through September 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares) and Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

11 | USAA Ultra Short-Term Bond Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Investments in open-end investment companies, commingled, or other funds, other than exchange-traded funds (ETFs), are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Notes to Portfolio of Investments | 12

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of September 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2016, were $2,864,000 and $225,000, respectively, resulting in net unrealized appreciation of $2,639,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $395,574,000 at September 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.1% of net assets at September 30, 2016.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular

13 | USAA Ultra Short-Term Bond Fund

assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
REIT	Real estate investment trust

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Notes to Portfolio of Investments | 14

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2016.

(d) At September 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $1,994,000.

(e) At September 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(f) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government- sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2016, was $1,125,000, which represented 0.3% of the Fund's net assets.

(h) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(i) Rate represents the money market fund annualized seven-day yield at September 30, 2016.

15 | USAA Ultra Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA NASDAQ-100 INDEX FUND

SEPTEMBER 30, 2016

(Form N-Q)

48415 -1116	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Nasdaq-100 Index Fund

September 30, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.5%)

COMMON STOCKS (98.5%)

Consumer Discretionary (21.0%)

Apparel Retail (0.5%)

72,596	Ross Stores, Inc.	$4,668
	Automobile Manufacturers (0.5%)
27,120	Tesla Motors, Inc.*	5,533
	Automotive Retail (0.5%)
17,250	O'Reilly Automotive, Inc.*	4,832
	Broadcasting (0.2%)
27,298	Discovery Communications, Inc. "A"*	735
43,361	Discovery Communications, Inc. "C"*	1,141
		1,876
	Cable & Satellite (5.2%)
49,234	Charter Communications, Inc. "A"*	13,292
436,559	Comcast Corp. "A"	28,961
41,200	DISH Network Corp. "A"*	2,257
48,052	Liberty Global plc "A"*	1,642
117,178	Liberty Global plc "C"*	3,872
886,363	Sirius XM Holdings, Inc.*	3,696
		53,720
	General Merchandise Stores (0.3%)
42,826	Dollar Tree, Inc.*	3,380
	Homefurnishing Retail (0.1%)
27,968	Bed Bath & Beyond, Inc.	1,206
	Hotels, Resorts & Cruise Lines (0.4%)
46,236	Marriott International, Inc. "A"	3,113
41,134	Norwegian Cruise Line Holdings Ltd.*	1,551
		4,664
	Internet Retail (10.3%)
86,150	Amazon.com, Inc.*(a)	72,134
67,991	Ctrip.com International Ltd. ADR*	3,167
24,917	Expedia, Inc.	2,908
166,435	JD.com, Inc. ADR*	4,342
81,176	Liberty Interactive Corp. "A"*	1,624
24,544	Liberty Ventures "A"*	979
77,910	Netflix, Inc.*	7,678
8,982	Priceline Group, Inc.*	13,217
24,070	TripAdvisor, Inc.*	1,521
		107,570
	Leisure Products (0.2%)
62,008	Mattel, Inc.	1,877

1 | USAA Nasdaq-100 Index Fund

		Market
Number		Value
of Shares	Security	(000)
	Movies & Entertainment (1.0%)
193,365	Twenty-First Century Fox, Inc. "A"	$4,683
145,119	Twenty-First Century Fox, Inc. "B"	3,590
63,098	Viacom, Inc. "B"	2,404
		10,677
	Restaurants (1.4%)
266,524	Starbucks Corp.	14,430
	Specialty Stores (0.4%)
24,322	Tractor Supply Co.	1,638
11,349	Ulta Salon, Cosmetics & Fragrance, Inc.*	2,701
		4,339
	Total Consumer Discretionary	218,772
	Consumer Staples (6.5%)
	Drug Retail (1.5%)
196,684	Walgreens Boots Alliance, Inc.	15,857
	Food Retail (0.2%)
57,811	Whole Foods Market, Inc.	1,639
	Hypermarkets & Super Centers (1.2%)
79,621	Costco Wholesale Corp.	12,143
	Packaged Foods & Meat (3.1%)
221,271	Kraft Heinz Co.	19,806
282,677	Mondelez International, Inc. "A"	12,410
		32,216
	Soft Drinks (0.5%)
34,592	Monster Beverage Corp.*	5,078
	Total Consumer Staples	66,933
	Health Care (11.7%)
	Biotechnology (8.8%)
40,751	Alexion Pharmaceuticals, Inc.*	4,994
135,992	Amgen, Inc.	22,685
39,819	Biogen, Inc.*	12,464
31,089	BioMarin Pharmaceutical, Inc.*	2,876
140,855	Celgene Corp.*	14,724
239,812	Gilead Sciences, Inc.	18,974
34,165	Incyte Corp.*	3,221
18,787	Regeneron Pharmaceuticals, Inc.*	7,553
45,028	Vertex Pharmaceuticals, Inc.*	3,927
		91,418
	Health Care Distributors (0.2%)
14,869	Henry Schein, Inc.*	2,423
	Health Care Equipment (0.5%)
6,995	Intuitive Surgical, Inc.*	5,070
	Health Care Services (0.8%)
114,473	Express Scripts Holding Co.*	8,074
	Health Care Supplies (0.2%)
42,271	DENTSPLY SIRONA, Inc.	2,512
	Health Care Technology (0.4%)
61,421	Cerner Corp.*	3,793
	Life Sciences Tools & Services (0.5%)
26,667	Illumina, Inc.*	4,844

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Pharmaceuticals (0.3%)
97,208	Mylan N.V.*	$3,706
	Total Health Care	121,840
	Industrials (1.8%)
	Airlines (0.3%)
96,303	American Airlines Group, Inc.	3,526
	Construction Machinery & Heavy Trucks (0.4%)
63,695	PACCAR, Inc.	3,744
	Environmental & Facilities Services (0.1%)
15,509	Stericycle, Inc.*	1,243
	Railroads (0.5%)
171,901	CSX Corp.	5,243
	Research & Consulting Services (0.3%)
30,701	Verisk Analytics, Inc.*	2,495
	Trading Companies & Distributors (0.2%)
52,596	Fastenal Co.	2,197
	Total Industrials	18,448
	Information Technology (56.4%)
	Application Software (2.0%)
90,541	Adobe Systems, Inc.*	9,827
40,320	Autodesk, Inc.*	2,917
28,295	Citrix Systems, Inc.*	2,411
46,490	Intuit, Inc.	5,115
		20,270
	Communications Equipment (2.8%)
914,007	Cisco Systems, Inc.	28,992
	Data Processing & Outsourced Services (2.3%)
82,894	Automatic Data Processing, Inc.	7,311
39,942	Fiserv, Inc.*	3,973
65,504	Paychex, Inc.	3,791
219,324	PayPal Holdings, Inc.*	8,986
		24,061
	Home Entertainment Software (1.0%)
134,738	Activision Blizzard, Inc.	5,969
54,653	Electronic Arts, Inc.*	4,667
		10,636
	Internet Software & Services (16.7%)
31,817	Akamai Technologies, Inc.*	1,686
53,579	Alphabet, Inc. "A"*(a)	43,081
62,440	Alphabet, Inc. "C"*	48,534
49,796	Baidu, Inc. ADR*	9,066
205,169	eBay, Inc.*	6,750
422,133	Facebook, Inc. "A"*	54,147
13,880	NetEase, Inc. ADR	3,342
172,958	Yahoo! Inc.*	7,455
		174,061
	IT Consulting & Other Services (0.5%)
110,298	Cognizant Technology Solutions Corp. "A"*	5,262
	Semiconductor Equipment (0.8%)
196,418	Applied Materials, Inc.	5,922

3 | USAA Nasdaq-100 Index Fund

		Market
Number		Value
of Shares	Security	(000)
29,126	Lam Research Corp.	$2,759
		8,681
	Semiconductors (10.4%)
55,887	Analog Devices, Inc.	3,602
71,876	Broadcom Ltd.	12,400
859,743	Intel Corp.	32,455
43,565	Linear Technology Corp.	2,583
51,520	Maxim Integrated Products, Inc.	2,057
39,124	Microchip Technology, Inc.	2,431
188,708	Micron Technology, Inc.*	3,355
97,217	NVIDIA Corp.	6,661
61,646	NXP Semiconductors N.V.*	6,289
267,800	QUALCOMM, Inc.(a)	18,344
34,077	Skyworks Solutions, Inc.	2,595
182,304	Texas Instruments, Inc.	12,794
45,976	Xilinx, Inc.	2,499
		108,065
	Systems Software (8.6%)
76,116	CA, Inc.	2,518
31,206	Check Point Software Technologies Ltd.*	2,422
1,416,071	Microsoft Corp.(a)	81,566
111,857	Symantec Corp.	2,807
		89,313
	Technology Hardware, Storage, & Peripherals (11.3%)
979,206	Apple, Inc.(a)	110,699
50,568	NetApp, Inc.	1,811
54,476	Seagate Technology plc	2,100
51,660	Western Digital Corp.	3,021
		117,631
	Total Information Technology	586,972
	Telecommunication Services (1.1%)
	Integrated Telecommunication Services (0.2%)
22,645	SBA Communications Corp. "A"*	2,540
	Wireless Telecommunication Services (0.9%)
149,510	T-Mobile US, Inc.*	6,985
72,701	Vodafone Group plc ADR	2,119
		9,104
	Total Telecommunication Services	11,644
	Total Common Stocks	1,024,609
	Total Equity Securities (cost: $628,093)	1,024,609
Principal
Amount
$(000)/
Shares

MONEY MARKET INSTRUMENTS (1.5%)

MONEY MARKET FUNDS (1.3%)

13,356,394 State Street Institutional Liquid Reserves Fund Premier Class, 0.40%(b)	13,356

U.S. TREASURY BILLS (0.2%)

$2,310 0.46%; 3/2/2017(c),(d)	2,307

Portfolio of Investments | 4

Principal
Amount		Market
$(000)/		Value
Shares	Security	(000)
	Total Money Market Instruments (cost: $15,662)	$15,663
	Total Investments (cost: $643,755)	$1,040,272
Number of			Unrealized
	Expiration	Contract	Appreciation/
Contracts			(Depreciation)
Long/(Short)	Date	Value (000)	(000)

FUTURES (e)

LONG FUTURES

Equity Contracts

166 Nasdaq 100 E-Mini Index			12/16/2016 $	16,169		$164
Total Futures				$16,169		$164
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,024,609	$	— $		— $	1,024,609
Money Market Instruments:
Money Market Funds	13,356		—		—	13,356
U.S. Treasury Bills	2,307		—		—	2,307
Futures ( I )	164		—		—	164
Total	$1,040,436	$	— $		— $	1,040,436

(I) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2016, through September 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA Nasdaq-100 Index Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

6 | USAA Nasdaq-100 Index Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5. Repurchase agreements are valued at cost.

6. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

7 | USAA Nasdaq-100 Index Fund

measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of September 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Notes to Portfolio of Investments | 8

Gross unrealized appreciation and depreciation of investments as of September 30, 2016, were $411,011,000 and $14,494,000, respectively, resulting in net unrealized appreciation of $396,517,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,040,742,000 at September 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2016.

(b) Rate represents the money market fund annualized seven-day yield at September 30, 2016.

(c) Securities with a value of $2,307,000 are segregated as collateral for initial margin requirements on open futures contracts.

(d) Rate represents an annualized yield at time of purchase, not coupon rate.

(e) The contract value of futures purchased as a percentage of net assets is 1.6%.

* Non-income-producing security.

9 | USAA Nasdaq-100 Index Fund

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2016

By:	/S/ DANIEL J. MAVICO
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Signature and Title: Daniel J. Mavico, Assistant Secretary
Date:	11/29/2016
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
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Signature and Title: Daniel S. McNamara, President
Date:	11/29/2016
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By:	/S/ ROBERTO GALINDO, JR.
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Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	11/29/2016
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